UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series® Global Growth FundSM Investment portfolio September 30, 2013 unaudited

Common stocks 95.80%
		Value
Consumer discretionary 24.66%	Shares	(000)

Amazon.com, Inc.[1]	645,500	$ 201,809
priceline.com Inc.[1]	104,000	105,139
Toyota Motor Corp.	1,250,000	79,734
Home Depot, Inc.	1,050,000	79,643
Naspers Ltd., Class N	833,520	77,077
Industria de Diseño Textil, SA	457,700	70,527
Swatch Group Ltd, non-registered shares	82,550	53,126
Swatch Group Ltd	137,000	15,452
Honda Motor Co., Ltd.	1,753,800	66,641
Las Vegas Sands Corp.	993,601	65,995
Liberty Global PLC, Class A1	472,041	37,456
Liberty Global PLC, Class C1	352,476	26,587
Burberry Group PLC	2,005,787	53,059
HUGO BOSS AG	335,500	43,400
TOD’S SpA	194,000	36,376
Hyundai Mobis Co., Ltd.	130,500	34,730
Navitas Ltd.	5,950,000	34,470
Walt Disney Co.	533,705	34,419
NIKE, Inc., Class B	446,000	32,397
Publicis Groupe SA	364,083	28,972
DIRECTV[1]	465,000	27,784
Nokian Renkaat Oyj	486,000	24,682
Arcos Dorados Holdings Inc., Class A	2,055,000	24,352
Comcast Corp., Class A	335,000	15,125
Comcast Corp., Class A, special nonvoting shares	150,000	6,505
Johnson Controls, Inc.	520,000	21,580
adidas AG	186,600	20,241
ASOS PLC[1]	231,779	19,290
William Hill PLC	2,910,000	18,985
Kia Motors Corp.	281,000	17,074
Mr Price Group Ltd.	1,215,000	16,827
Time Warner Inc.	246,000	16,189
CBS Corp., Class B	275,500	15,197
Suzuki Motor Corp.	600,000	14,357
Christian Dior SA	69,000	13,531
Nikon Corp.	226,600	3,949
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,335
		1,454,012
Health care 15.71%

Novo Nordisk A/S, Class B	1,094,200	185,770
Gilead Sciences, Inc.[1]	1,963,000	123,355
Vertex Pharmaceuticals Inc.[1]	1,032,000	78,246
UnitedHealth Group Inc.	1,040,000	74,474
Common stocks
		Value
Health care (continued)	Shares	(000)

Merck & Co., Inc.	1,134,000	$ 53,990
Regeneron Pharmaceuticals, Inc.[1]	164,200	51,373
Bristol-Myers Squibb Co.	1,021,300	47,266
Hologic, Inc.[1]	2,163,000	44,666
Novartis AG	580,000	44,573
Bayer AG	349,300	41,188
Grifols, SA, Class B (ADR)	960,250	29,076
UCB SA	419,674	25,543
Roche Holding AG	90,000	24,273
AstraZeneca PLC	450,000	23,425
Express Scripts Holding Co.[1]	325,000	20,079
DaVita HealthCare Partners Inc.[1]	324,000	18,436
Baxter International Inc.	240,000	15,766
Edwards Lifesciences Corp.[1]	210,000	14,622
Sonic Healthcare Ltd.	706,824	10,676
		926,797
Information technology 14.74%

ASML Holding NV (New York registered)	647,176	63,915
ASML Holding NV	624,897	61,714
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	79,470
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	12,720
Google Inc., Class A1	95,700	83,825
Baidu, Inc., Class A (ADR)[1]	413,000	64,089
Nintendo Co., Ltd.	535,000	60,578
TE Connectivity Ltd.	897,500	46,472
OpenTable, Inc.[1]	605,000	42,338
TDK Corp.	1,004,000	39,324
ASM Pacific Technology Ltd.	3,800,000	38,559
Alcatel-Lucent[1]	10,620,000	38,044
Visa Inc., Class A	158,000	30,194
ARM Holdings PLC	1,750,000	27,934
MercadoLibre, Inc.	180,000	24,284
OMRON Corp.	660,000	23,803
ASM International NV	562,000	19,540
Amphenol Corp., Class A	200,000	15,476
salesforce.com, inc.[1]	280,000	14,535
KLA-Tencor Corp.	235,000	14,300
Avago Technologies Ltd.	310,000	13,367
Microsoft Corp.	390,000	12,991
Infineon Technologies AG	1,255,000	12,555
VeriSign, Inc.[1]	240,000	12,214
Rackspace Hosting, Inc.[1]	200,000	10,552
Texas Instruments Inc.	155,000	6,242
		869,035
Financials 12.23%

Moody’s Corp.	2,473,900	173,989
AIA Group Ltd.	14,167,700	66,583
HSBC Holdings PLC	5,120,228	55,488
Prudential PLC	2,772,434	51,660
AXA SA	1,836,463	42,546
JPMorgan Chase & Co.	775,000	40,060
BNP Paribas SA	500,000	33,821
Common stocks
		Value
Financials (continued)	Shares	(000)

ORIX Corp.	1,890,000	$ 30,668
Goldman Sachs Group, Inc.	155,000	24,523
Sumitomo Mitsui Trust Holdings, Inc.	4,881,000	24,084
Sumitomo Mitsui Financial Group, Inc.	462,000	22,302
AEON Financial Service Co., Ltd.	690,000	21,656
East West Bancorp, Inc.	630,000	20,129
ICICI Bank Ltd.	1,325,000	18,702
CME Group Inc., Class A	239,700	17,709
ACE Ltd.	160,000	14,970
Tokio Marine Holdings, Inc.	345,000	11,249
Housing Development Finance Corp. Ltd.	850,000	10,376
Deutsche Bank AG	218,000	10,010
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	615,000	8,499
Bank of Nova Scotia	145,190	8,316
BDO Unibank, Inc.	3,981,333	6,858
Allianz SE	43,500	6,838
		721,036
Industrials 8.42%

United Technologies Corp.	769,000	82,914
Rolls-Royce Holdings PLC[1]	2,805,000	50,496
Vallourec SA	705,000	42,223
Geberit AG	150,000	40,504
Intertek Group PLC	755,000	40,396
KONE Oyj, Class B	440,000	39,257
European Aeronautic Defence and Space Co. EADS NV	451,000	28,734
IDEX Corp.	425,700	27,777
Deere & Co.	300,000	24,417
Masco Corp.	1,000,000	21,280
Qantas Airways Ltd.[1]	14,000,000	19,264
Ryanair Holdings PLC (ADR)[1]	382,500	19,026
Marubeni Corp.	2,000,000	15,708
Boeing Co.	115,000	13,513
Caterpillar Inc.	160,000	13,339
Komatsu Ltd.	425,700	10,563
Union Pacific Corp.	47,000	7,301
		496,712
Consumer staples 6.17%

Anheuser-Busch InBev NV	618,825	61,600
Nestlé SA	820,000	57,351
Associated British Foods PLC	1,590,000	48,289
Colgate-Palmolive Co.	632,000	37,478
PepsiCo, Inc.	325,800	25,901
SABMiller PLC	500,000	25,445
ITC Ltd.	4,629,975	25,174
Shoprite Holdings Ltd.	1,320,346	21,751
Kimberly-Clark Corp.	215,400	20,295
Imperial Tobacco Group PLC	466,000	17,253
Pernod Ricard SA	78,739	9,778
Alimentation Couche-Tard Inc., Class B	151,000	9,414
Avon Products, Inc.	195,800	4,033
		363,762
Common stocks
		Value
Materials 4.89%	Shares	(000)

Steel Dynamics, Inc.	2,812,332	$ 46,994
First Quantum Minerals Ltd.	2,300,000	42,827
Northam Platinum Ltd.	8,022,449	33,879
Dow Chemical Co.	865,000	33,216
Rio Tinto PLC	660,000	32,300
Sigma-Aldrich Corp.	345,000	29,429
Linde AG	138,000	27,332
Glencore Xstrata PLC	4,000,000	21,803
FMC Corp.	252,000	18,073
Akzo Nobel NV	35,000	2,300
		288,153
Energy 3.66%

Oil Search Ltd.	6,973,952	55,951
Canadian Natural Resources, Ltd.	961,400	30,213
INPEX CORP.	2,000,000	23,562
EOG Resources, Inc.	110,000	18,621
Royal Dutch Shell PLC, Class B	480,000	16,587
Enbridge Inc.	392,000	16,372
Tourmaline Oil Corp.[1]	400,000	16,252
Ophir Energy PLC[1]	2,624,720	14,183
Peyto Exploration & Development Corp.	400,000	11,821
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	274,700	4,596
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	133,000	2,060
Transocean Ltd.	121,400	5,402
		215,620
Telecommunication services 2.98%

SoftBank Corp.	1,852,300	127,953
Vodafone Group PLC	6,400,000	22,379
TalkTalk Telecom Group PLC	5,625,000	22,001
NII Holdings, Inc., Class B1	600,000	3,642
		175,975
Utilities 0.77%

GDF SUEZ	842,000	21,153
ENN Energy Holdings Ltd.	3,560,000	19,783
CLP Holdings Ltd.	354,000	2,882
National Grid PLC	159,000	1,881
		45,699
Miscellaneous 1.57%

Other common stocks in initial period of acquisition		92,673
Total common stocks (cost: $3,978,588,000)		5,649,474
Bonds, notes & other debt instruments 0.57%
	Principal amount
U.S. Treasury bonds & notes 0.57%	(000)

U.S. Treasury 0.25% 2015	$ 7,175	7,175
U.S. Treasury 4.00% 2015[4]	24,925	26,224
Total bonds, notes & other debt instruments (cost: $33,377,000)		33,399
	Principal amount	Value
Short-term securities 3.58%	(000)	(000)

Gotham Funding Corp. 0.14%–0.16% due 10/10–11/6/2013[5]	$25,300	$ 25,297
Freddie Mac 0.10%–0.14% due 12/18/2013–4/22/2014	24,200	24,194
Federal Home Loan Bank 0.06% due 3/21/2014	22,400	22,394
Sumitomo Mitsui Banking Corp. 0.155% due 10/4/2013[5]	19,900	19,900
Province of Ontario 0.10% due 10/28/2013	18,700	18,697
Fannie Mae 0.12% due 2/24/2014	18,700	18,697
Electricité de France 0.16% due 11/4/2013[5]	18,600	18,597
GlaxoSmithKline Finance PLC 0.07% due 11/4/2013[5]	17,000	16,999
BHP Billiton Finance (USA) Limited 0.11% due 11/21/2013[5]	17,000	16,997
Svenska Handelsbanken Inc 0.18% due 11/19/2013[5]	9,500	9,498
Nestlé Capital Corp. 0.14% due 10/16/2013[5]	8,200	8,200
International Bank for Reconstruction and Development 0.10% due 11/1–11/4/2013	7,500	7,500
Thunder Bay Funding, LLC 0.14% due 11/25/2013[5]	4,200	4,199
Total short-term securities (cost: $211,155,000)		211,169
Total investment securities (cost: $4,223,120,000)		5,894,042
Other assets less liabilities		3,209
Net assets		$5,897,251

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $123,720,000 over the prior seven-month period.

					Unrealized
			Contract amount		appreciation
					(depreciation)
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	10/3/2013	Citibank	$11,804	¥1,150,000	$ 104
Japanese yen	10/10/2013	Bank of New York Mellon	$43,174	¥4,300,000	(574)
Japanese yen	10/11/2013	Citibank	$653	¥65,000	(8)
Japanese yen	10/25/2013	Bank of America, N.A.	$78,298	¥7,800,000	(1,068)
Japanese yen	10/28/2013	Bank of America, N.A.	$17,192	¥1,700,000	(106)
					$(1,652)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,335,000, which represented .02% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.
[4]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $516,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,687,000, which represented 2.03% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,752,509
Gross unrealized depreciation on investment securities	(97,483)
Net unrealized appreciation on investment securities	1,655,026
Cost of investment securities for federal income tax purposes	4,239,016

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

Global Small Capitalization FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 93.25%
		Value
Consumer discretionary 24.39%	Shares	(000)

Netflix, Inc.[1]	394,300	$121,922
Lions Gate Entertainment Corp.[1]	3,071,000	107,639
Melco Crown Entertainment Ltd. (ADR)[1]	2,620,000	83,395
Tesla Motors, Inc.[1]	381,000	73,693
Penske Automotive Group, Inc.	1,205,000	51,490
Wendy’s Co.	4,095,000	34,726
Minth Group Ltd.	16,792,000	33,472
Paddy Power PLC	385,897	30,932
Domino’s Pizza, Inc.	410,000	27,860
NagaCorp Ltd.	28,766,000	24,256
zooplus AG, non-registered shares[1,2]	357,716	24,144
Hankook Tire Co., Ltd.	418,940	23,936
Melco International Development Ltd.	8,216,000	22,034
Entertainment One Ltd.[1]	5,685,300	20,203
Hyundai Home Shopping Co., Ltd.	116,022	17,058
Chow Sang Sang Holdings International Ltd.	5,838,300	16,937
Bloomin’ Brands, Inc.[1]	699,100	16,506
Ted Baker PLC	517,162	16,050
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	15,778
Group 1 Automotive, Inc.	200,000	15,536
John Wiley & Sons, Inc., Class A	319,700	15,246
SeaWorld Entertainment, Inc.	468,300	13,876
Brinker International, Inc.	295,000	11,956
Five Below, Inc.[1]	271,200	11,865
Cheil Worldwide Inc.[1]	413,500	9,542
Inchcape PLC	959,300	9,481
Bloomberry Resorts Corp.[1]	41,117,700	9,462
Mando Corp.	76,100	9,029
Rightmove PLC	224,500	8,610
Zhongsheng Group Holdings Ltd.	5,067,500	7,984
CTC Media, Inc.	695,500	7,310
Toll Brothers, Inc.[1]	225,000	7,297
China Lodging Group, Ltd. (ADR)[1]	379,000	7,197
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	5,983
Stella International Holdings Ltd.	2,237,000	5,745
Parkson Retail Asia Ltd.	6,212,000	5,669
Eros International PLC[1]	1,370,000	5,434
Intercontinental Hotels Group PLC	161,991	4,726
Delticom AG	83,000	4,678
Mothercare PLC[1]	750,000	4,577
CJ Home Shopping Co., Ltd.	13,700	4,466
Mood Media Corp.[1]	2,694,000	1,752
Mood Media Corp.[1,3]	2,125,000	1,382
Mood Media Corp. (CDI) (GBP denominated)[1,3]	1,335,000	868
Ekornes ASA	234,979	3,986
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

American Axle & Manufacturing Holdings, Inc.[1]	202,000	$ 3,983
POLYTEC Holding AG, non-registered shares	364,350	3,198
TravelCenters of America LLC[1]	400,000	3,140
Golden Eagle Retail Group Ltd.	1,652,000	2,577
HT Media Ltd.	1,417,000	1,986
China Zenix Auto International Ltd. (ADR)[1]	428,500	1,585
Talwalkars Better Value Fitness Ltd.	650,000	1,282
Phorm Corp. Ltd.[1,3]	5,260,000	309
Phorm Corp. Ltd.[1]	5,000,000	293
PT Global Mediacom Tbk	3,025,000	504
Five Star Travel Corp.[1,3,4]	219,739	69
Ten Alps PLC[1]	2,600,000	46
CEC Unet PLC[1,4]	14,911,148	—
		974,660
Health care 12.60%

Synageva BioPharma Corp.[1]	1,232,400	78,023
BioMarin Pharmaceutical Inc.[1]	769,800	55,595
athenahealth, Inc.[1]	425,798	46,225
Illumina, Inc.[1]	458,800	37,085
Hikma Pharmaceuticals PLC	1,491,000	25,103
bluebird bio, Inc.[1]	516,000	13,911
bluebird bio, Inc.[1,4,5]	375,700	9,116
Novadaq Technologies Inc.[1]	1,193,739	19,792
Algeta ASA[1]	506,000	19,522
Insulet Corp.[1]	455,200	16,496
Orexigen Therapeutics, Inc.[1]	2,040,000	12,526
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	12,327
GN Store Nord AS	563,000	11,846
VCA Antech, Inc.[1]	420,000	11,533
Mauna Kea Technologies SA1,2	881,400	11,340
Fleury SA, ordinary nominative	1,238,000	10,250
JSC Pharmstandard (GDR)[1]	706,865	10,038
Myriad Genetics, Inc.[1]	411,600	9,673
Endo Health Solutions Inc.[1]	201,600	9,161
Exelixis, Inc.[1]	1,400,000	8,148
Orthofix International NV1	390,414	8,144
NuVasive, Inc.[1]	321,553	7,875
ArthroCare Corp.[1]	221,100	7,867
Lijun International Pharmaceutical (Holding) Co., Ltd.	21,150,000	7,090
MD Medical Group Investments PLC (GDR)[3,4]	470,900	5,882
MD Medical Group Investments PLC (GDR)[4]	81,930	1,023
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	6,359
Teleflex Inc.	60,200	4,953
Centene Corp.[1]	77,000	4,925
CONMED Corp.	110,000	3,739
Merck Ltd.	370,857	3,389
Tsumura & Co.	105,000	3,074
QRxPharma Ltd.[1]	4,129,927	3,005
EOS imaging SA1	380,000	2,899
Hologic, Inc.[1]	140,000	2,891
STENTYS SA1	126,040	1,628
Cadence Pharmaceuticals, Inc.[1]	173,799	1,097
		503,550
Common stocks
		Value
Industrials 12.38%	Shares	(000)

International Container Terminal Services, Inc.	34,610,000	$ 77,105
Intertek Group PLC	1,065,000	56,982
Polypore International, Inc.[1]	928,000	38,020
Moog Inc., Class A1	547,100	32,098
ITT Corp.	799,300	28,735
JVM Co., Ltd.[1,2]	411,500	19,145
AirAsia Bhd.	22,400,000	17,593
PARK24 Co., Ltd.	782,000	13,883
Cebu Air, Inc.	11,450,000	13,806
Blount International, Inc.[1]	1,125,000	13,624
Northgate PLC	1,838,270	12,797
Alliance Global Group, Inc.	23,370,000	12,614
Frigoglass SAIC[1]	1,626,030	12,033
Nok Airlines PCL	15,277,500	11,380
PT AKR Corporindo Tbk	32,680,000	11,288
BTS Rail Mass Transit Growth Infrastructure Fund	35,979,200	11,158
KEYW Holding Corp.[1]	750,000	10,087
NORMA Group SE, non-registered shares	204,500	9,852
BELIMO Holding AG	3,450	8,870
Waste Connections, Inc.	194,600	8,837
Clean Harbors, Inc.[1]	149,000	8,740
Carborundum Universal Ltd.	5,090,000	8,455
Globaltrans Investment PLC (GDR)[3]	270,600	3,924
Globaltrans Investment PLC (GDR)	194,400	2,819
Harsco Corp.	250,500	6,237
National Express Group PLC	1,181,900	4,904
Hyster-Yale Materials Handling, Inc., Class A	51,500	4,618
Go-Ahead Group PLC	165,000	4,482
Geberit AG	16,500	4,455
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,918
Amara Raja Batteries Ltd.	810,712	3,766
Houston Wire & Cable Co.	267,600	3,605
Boer Power Holdings Ltd.	4,687,000	3,475
J. Kumar Infraprojects Ltd.	1,300,000	3,120
Gujarat Pipavav Port Ltd.[1]	4,050,000	2,985
Johnson Electric Holdings Ltd.	3,040,000	2,199
Herman Miller, Inc.	40,000	1,167
TD Power Systems Ltd.	343,200	1,116
China Machinery Engineering Corp., Class H	1,130,000	672
Securitas AB, Class B	5,390	62
		494,626
Information technology 9.66%

AAC Technologies Holdings Inc.	11,687,100	53,117
Palo Alto Networks, Inc.[1]	528,900	24,234
Semiconductor Manufacturing International Corp.[1]	311,975,000	20,917
OpenTable, Inc.[1]	292,789	20,489
Itron, Inc.[1]	458,500	19,638
Anritsu Corp.	1,336,000	16,935
Hittite Microwave Corp.[1]	234,900	15,351
Cognex Corp.	440,000	13,798
Hamamatsu Photonics KK	331,000	12,443
Spectris PLC	340,000	12,142
Kingboard Laminates Holdings Ltd.	25,653,600	10,584
Common stocks
		Value
Information technology (continued)	Shares	(000)

Wacom Co., Ltd.	1,002,000	$ 9,572
OBIC Co., Ltd.	292,300	9,412
QIWI PLC, Class B (ADR)	295,300	9,231
PChome Online Inc.	1,541,702	8,864
Power Integrations, Inc.	142,900	7,738
Agilysys, Inc.[1]	646,800	7,710
Kingdee International Software Group Co. Ltd.[1]	26,670,400	7,668
VTech Holdings Ltd.	570,000	7,364
Demand Media, Inc.[1]	1,137,900	7,192
Suprema Inc.[1]	310,000	6,880
Halma PLC	682,500	6,259
Splunk Inc.[1]	98,700	5,926
Liquidity Services, Inc.[1]	176,500	5,923
Immersion Corp.[1]	448,478	5,916
Delta Electronics (Thailand) PCL	3,667,800	5,775
Semtech Corp.[1]	191,000	5,728
Pandora Media, Inc.[1]	225,000	5,654
Youku Inc., Class A (ADR)[1]	200,000	5,480
Tangoe, Inc.[1]	220,000	5,249
Monster Worldwide, Inc.[1]	1,186,000	5,242
Persistent Systems Ltd.	455,000	4,604
SciQuest, Inc.[1]	200,000	4,492
Alten SA, non-registered shares	85,500	3,661
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	3,659
Playtech PLC	285,000	3,396
RealPage, Inc.[1]	118,700	2,749
PT Multipolar Tbk	77,730,000	2,349
China High Precision Automation Group Ltd.[4]	19,890,000	1,026
Remark Media, Inc.[1]	250,952	946
Atea ASA	62,611	659
		385,972
Financials 8.52%

Ocwen Financial Corp.[1]	1,094,000	61,012
Old Republic International Corp.	1,450,000	22,330
SVB Financial Group[1]	257,600	22,249
K. Wah International Holdings Ltd.	37,736,368	20,338
Kemper Corp.	595,000	19,992
LSL Property Services PLC	2,375,000	17,811
Altisource Residential Corp.	745,127	17,123
Starwood Property Trust, Inc.	655,000	15,700
Home Loan Servicing Solutions, Ltd.	621,000	13,668
Banco Espírito Santo, SA1	12,778,715	13,605
Shriram Transport Finance Co. Ltd.	1,480,176	13,568
GT Capital Holdings, Inc.	683,000	11,922
Altisource Portfolio Solutions SA1	67,000	9,381
Altisource Asset Management Corp.[1]	16,398	8,617
Tune Ins Holdings Bhd.[1]	13,112,000	8,206
Primerica, Inc.	200,000	8,068
Siam Future Development PCL, nonvoting depository receipt	24,440,200	4,532
Siam Future Development PCL	11,792,662	2,187
Crédito Real, SAB de CV1	4,193,330	6,692
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	5,961
ING Vysya Bank Ltd.	673,509	5,763
Airesis SA1,2	3,294,151	5,755
Common stocks
		Value
Financials (continued)	Shares	(000)

Assured Guaranty Ltd.	275,000	$ 5,156
Bank of Ireland[1]	14,099,515	4,006
Leucadia National Corp.	134,460	3,663
Lai Sun Development Co. Ltd.[1]	118,000,000	3,469
Mahindra Lifespace Developers Ltd.	518,356	3,359
PT Agung Podomoro Land Tbk	79,733,500	1,928
Punjab & Sind Bank	2,425,000	1,540
First Southern Bancorp, Inc.[1,4,5]	232,830	1,239
Supalai PCL	1,970,600	995
Bao Viet Holdings	462,777	820
		340,655
Energy 6.08%

InterOil Corp.[1]	978,135	69,751
Ophir Energy PLC[1]	6,642,220	35,894
Amerisur Resources PLC[1]	27,117,360	21,621
C&J Energy Services, Inc.[1]	707,000	14,197
Ultra Petroleum Corp.[1]	645,000	13,268
Providence Resources PLC[1]	2,490,250	12,840
Exillon Energy PLC[1]	3,546,000	11,940
Comstock Resources, Inc.	727,000	11,567
Oasis Petroleum Inc.[1]	224,000	11,005
Circle Oil PLC[1]	22,687,000	7,208
Tethys Petroleum Ltd.[1]	8,112,100	5,277
Tethys Petroleum Ltd. (GBP denominated)[1]	763,450	494
Canadian Overseas Petroleum Ltd.[1,2]	16,670,000	5,098
Victoria Oil & Gas PLC[1,2]	278,662,420	4,917
Genel Energy PLC[1]	321,600	4,889
International Petroleum Ltd.[1,4]	54,894,353	2,740
Lekoil Ltd. (CDI)[1,3]	3,239,000	2,235
Prosafe SE	240,000	1,916
Hunting PLC	140,000	1,807
Borders & Southern Petroleum PLC[1]	7,028,100	1,735
African Petroleum Corp. Ltd.[1]	13,550,909	1,517
Wildhorse Energy Ltd.[1,2]	16,227,016	696
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	7,225,777	351
LNG Energy Ltd.[1,3]	16,500,000	240
		243,203
Materials 5.91%

PolyOne Corp.	995,168	30,562
Kenmare Resources PLC[1]	54,706,150	25,241
OM Group, Inc.[1]	735,000	24,828
AptarGroup, Inc.	345,500	20,775
Tiangong International Co. Ltd.	67,956,000	17,962
Yingde Gases Group Co. Ltd.	16,410,000	16,038
Synthomer PLC	3,790,000	14,609
African Minerals Ltd.[1]	3,987,000	14,523
CPMC Holdings Ltd.	12,800,000	9,523
FUCHS PETROLUB AG	123,000	8,886
Arkema SA	75,000	8,355
Time Technoplast Ltd.[2]	11,888,000	6,219
Cheil Industries Inc.	69,500	5,930
Boral Ltd.	760,000	3,403
Sirius Minerals PLC[1]	18,934,910	3,053
Common stocks
		Value
Materials (continued)	Shares	(000)

Cape Lambert Resources Ltd.[1]	25,000,000	$ 3,032
Ube Industries, Ltd.	1,550,000	2,917
J.K. Cement Ltd.	907,767	2,719
Indochine Mining Ltd.[1]	38,874,166	2,647
Duluth Metals Ltd.[1]	2,299,700	2,634
Hummingbird Resources PLC[1,2]	3,475,000	2,278
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	2,107
Frutarom Industries Ltd.	95,624	1,744
Valspar Corporation	26,800	1,700
Huntsman Corp.	68,600	1,414
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	1,212
Mwana Africa PLC[1,3]	45,892,101	1,003
Mwana Africa PLC[1]	192,500	4
Rusoro Mining Ltd.[1]	25,530,432	744
Ausgold Ltd.[1]	2,500,000	51
Orsu Metals Corp.[1]	588,231	37
		236,150
Consumer staples 4.47%

Puregold Price Club, Inc.	37,418,000	35,836
Green Mountain Coffee Roasters, Inc.[1]	372,000	28,023
Super Group Ltd.	5,732,000	19,372
COSMOS Pharmaceutical Corp.	137,000	17,994
Wumart Stores, Inc., Class H	8,963,000	15,971
Hypermarcas SA, ordinary nominative	1,853,800	14,956
O’Key Group SA (GDR)	776,500	9,240
Kernel Holding SA1	493,041	7,784
Petra Foods Ltd.	2,630,000	7,253
Coca-Cola Icecek AS, Class C	191,100	4,872
Sundrug Co., Ltd.	97,500	4,860
HITEJINRO CO., LTD.	162,854	4,145
Bizim Toptan Satis Magazalari AS, non-registered shares	310,000	4,005
Pigeon Corp.	52,700	2,584
Godfrey Phillips India Ltd.	27,384	1,117
Marfrig Alimentos SA, ordinary nominative[1]	259,255	708
		178,720
Utilities 4.00%

ENN Energy Holdings Ltd.	22,039,700	122,476
APR Energy PLC	869,860	13,681
Glow Energy PCL	3,930,000	8,198
Energy World Corp. Ltd.[1]	10,560,000	4,778
Greenko Group PLC[1]	2,280,000	4,559
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,676
Mytrah Energy Ltd.[1]	1,700,000	2,463
		159,831
Telecommunication services 0.48%

Telephone and Data Systems, Inc.	192,830	5,698
Total Access Communication PCL	1,602,200	5,430
tw telecom inc.[1]	125,000	3,733
Cogent Communications Group, Inc.	93,700	3,022
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,386
		19,269
Common stocks
		Value
Miscellaneous 4.76%		(000)

Other common stocks in initial period of acquisition		$ 190,423
Total common stocks (cost: $2,676,023,000)		3,727,059
Rights & warrants 0.00%

Energy 0.00%	Shares

Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3,4]	4,000,000	3
Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		33
Total rights & warrants (cost: $664,000)		36
Convertible securities 0.28%
	Shares or
Health care 0.21%	principal amount

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,4,5]	1,904,544	8,527
Energy 0.05%

Clean Energy Fuels Corp. 5.25% convertible notes 2018[3]	$1,667,000	1,709
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,4,5]	398	824
Total convertible securities (cost: $6,942,000)		11,060
Bonds, notes & other debt instruments 0.34%
	Principal amount
U.S. Treasury bonds & notes 0.34%	(000)

U.S. Treasury 0.25% 2014	$ 3,000	3,003
U.S. Treasury 0.25% 2015	4,300	4,300
U.S. Treasury 4.00% 2015	5,800	6,102
Total bonds, notes & other debt instruments (cost: $13,394,000)		13,405

Short-term securities 6.34%

Freddie Mac 0.09%–0.11% due 11/6/2013–5/2/2014	64,400	64,389
Victory Receivables Corp. 0.13% due 10/18/2013[3]	31,200	31,198
Svenska Handelsbanken Inc. 0.18% due 11/19–11/20/2013[3]	28,500	28,493
Federal Home Loan Bank 0.06%–0.10% due 12/16/2013–3/21/2014	47,900	47,895
National Australia Funding (Delaware) Inc. 0.15% due 10/23/2013[3]	17,900	17,898
International Bank for Reconstruction and Development 0.04%–0.12% due 10/4–11/15/2013	25,500	25,500
Nordea Bank AB 0.175% due 11/1/2013[3]	16,700	16,698
BHP Billiton Finance (USA) Limited 0.13% due 12/17/2013[3]	16,500	16,493
Thunder Bay Funding, LLC 0.20% due 1/27/2014[3]	5,000	4,996
Total short-term securities (cost: $253,549,000)		253,560
Total investment securities (cost: $2,950,572,000)		4,005,120
Other assets less liabilities		(8,373)
Net assets		$3,996,747

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $30,196,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	10/21/2013	Barclays Bank PLC	$3,267	A$3,500	$ 7
Australian dollars	10/24/2013	UBS AG	$939	A$1,000	8
British pounds	11/1/2013	UBS AG	$29,516	£18,310	(118)
Euros	10/25/2013	HSBC Bank	$2,396	€1,800	(39)
Japanese yen	10/24/2013	Bank of New York Mellon	$16,353	¥1,625,000	(182)
					$(324)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2013, appear below.

						Value
					Dividend	of affiliates
					income	at 9/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$ —	$ 24,144
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	19,145
Mauna Kea Technologies SA1	555,400	326,000	—	881,400	—	11,340
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred[4,5]	1,904,544	—	—	1,904,544	—	8,527
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	85	6,219
Airesis SA1	3,294,151	—	—	3,294,151	—	5,755
Canadian Overseas Petroleum Ltd.[1]	14,720,000	9,950,000	8,000,000	16,670,000	—	5,098
Canadian Overseas Petroleum Ltd.,
warrants, expire 2013[1,3,4]	4,000,000	—	—	4,000,000	—	3
Victoria Oil & Gas PLC[1]	—	278,662,420	—	278,662,420	—	4,917
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	2,278
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,107
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	696
Wildhorse Energy Ltd. (CDI)
(GBP denominated)[1]	7,225,777	—	—	7,225,777	—	351
Phorm Corp. Ltd.[1,3,6]	5,260,000	—	—	5,260,000	—	—
Phorm Corp. Ltd.[1,6]	—	5,000,000	—	5,000,000	—	—
					$85	$90,580

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $133,400,000, which represented 3.34% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $34,334,000, which represented .86% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

bluebird bio, Inc.	7/20/2012	$ 3,551	$ 9,116.23%
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	5,274	8,527.21
First Southern Bancorp, Inc.	12/17/2009	3,821	1,239.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	824.02
Total restricted securities		$12,646	$19,706.49%

[6]	Unaffiliated issuer at 9/30/2013.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,332,012
Gross unrealized depreciation on investment securities	(340,001)
Net unrealized appreciation on investment securities	992,011
Cost of investment securities for federal income tax purposes	3,013,109

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

Growth FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 95.49%
		Value
Consumer discretionary 20.09%	Shares	(000)

Amazon.com, Inc.[1]	2,786,800	$ 871,265
Home Depot, Inc.	8,140,000	617,419
Wynn Macau, Ltd.	93,403,600	318,535
Comcast Corp., Class A	5,523,089	249,367
Las Vegas Sands Corp.	3,494,900	232,131
NIKE, Inc., Class B	2,690,000	195,402
Tiffany & Co.	2,135,000	163,584
Starbucks Corp.	2,000,000	153,940
Time Warner Inc.	2,333,333	153,557
Twenty-First Century Fox, Inc., Class A	4,548,400	152,371
Johnson Controls, Inc.	3,549,100	147,288
Wynn Resorts, Ltd.	793,400	125,365
CarMax, Inc.[1]	2,500,000	121,175
Liberty Media Corp., Class A1	753,361	110,857
Lowe’s Companies, Inc.	2,246,000	106,932
Marriott International, Inc., Class A	2,395,123	100,739
Hyatt Hotels Corp., Class A1	2,170,000	93,223
Sturm, Ruger & Co., Inc.[2]	1,245,000	77,975
MGM Resorts International[1]	3,130,000	63,977
L’Occitane International SA	23,700,000	61,879
Industria de Diseño Textil, SA	363,000	55,934
Toyota Motor Corp.	765,000	48,797
Walt Disney Co.	750,000	48,368
Tesla Motors, Inc.[1]	228,000	44,100
Expedia, Inc.	830,000	42,986
CBS Corp., Class B	695,000	38,336
Netflix, Inc.[1]	115,000	35,559
Swatch Group Ltd, non-registered shares	47,000	30,247
Luxottica Group SpA	564,000	30,001
Ralph Lauren Corp., Class A	168,000	27,675
Time Warner Cable Inc.	215,000	23,994
Ford Motor Co.	1,400,000	23,618
Burberry Group PLC	675,000	17,856
		4,584,452
Financials 17.22%

Wells Fargo & Co.	15,478,396	639,567
Goldman Sachs Group, Inc.	1,984,400	313,952
American Express Co.	4,000,000	302,080
Berkshire Hathaway Inc., Class A1	1,740	296,513
Bank of America Corp.	20,000,000	276,000
Citigroup Inc.	4,444,000	215,579
Onex Corp.	3,745,500	196,720
Common stocks
		Value
Financials (continued)	Shares	(000)

JPMorgan Chase & Co.	3,553,920	$ 183,702
Capital One Financial Corp.	2,580,000	177,349
Legal & General Group PLC	46,658,246	148,200
XL Group PLC	4,500,000	138,690
American International Group, Inc.	2,833,300	137,783
ACE Ltd.	1,278,000	119,570
Aon PLC, Class A	1,430,000	106,449
Arch Capital Group Ltd.[1]	1,800,000	97,434
Morgan Stanley	3,000,000	80,850
American Tower Corp.	985,000	73,018
Leucadia National Corp.	2,589,740	70,545
CME Group Inc., Class A	771,300	56,984
Charles Schwab Corp.	2,400,000	50,736
Sterling Financial Corp.[3]	1,221,592	34,999
ICICI Bank Ltd. (ADR)	1,130,000	34,442
First Republic Bank	690,000	32,175
Bond Street Holdings LLC, Class A1,4,5	1,625,000	28,893
W. R. Berkley Corp.	655,000	28,073
HDFC Bank Ltd. (ADR)	790,000	24,316
MB Financial, Inc.	826,500	23,340
Legg Mason Partners Equity Fund	565,000	18,894
Toronto-Dominion Bank	155,000	13,955
AMP Ltd.	2,068,070	8,894
		3,929,702
Information technology 14.21%

Google Inc., Class A1	731,500	640,728
ASML Holding NV (New York registered)	3,371,016	332,921
ASML Holding NV	2,190,184	216,298
salesforce.com, inc.[1]	5,655,000	293,551
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	229,719
Apple Inc.	400,000	190,700
Concur Technologies, Inc.[1]	1,700,000	187,850
LinkedIn Corp., Class A1	635,000	156,248
Facebook, Inc., Class A1	2,844,500	142,908
Microsoft Corp.	4,110,000	136,904
Rackspace Hosting, Inc.[1]	2,470,000	130,317
eBay Inc.[1]	2,007,900	112,021
International Business Machines Corp.	450,000	83,331
Avago Technologies Ltd.	1,810,000	78,047
Dolby Laboratories, Inc., Class A	2,166,221	74,756
Amphenol Corp., Class A	570,000	44,107
Broadcom Corp., Class A	1,585,000	41,226
Texas Instruments Inc.	1,010,000	40,673
Hexagon AB, Class B	1,212,551	36,565
Intuit Inc.	545,000	36,139
TE Connectivity Ltd.	470,000	24,337
Mail.Ru Group Ltd. (GDR)[3]	266,416	10,177
Mail.Ru Group Ltd. (GDR)	86,584	3,307
		3,242,830
Health care 13.43%

Gilead Sciences, Inc.[1]	7,525,800	472,921
Regeneron Pharmaceuticals, Inc.[1]	1,330,600	416,305
Incyte Corp.[1,2]	7,672,800	292,717
Common stocks
		Value
Health care (continued)	Shares	(000)

Vertex Pharmaceuticals Inc.[1]	3,403,700	$ 258,069
UnitedHealth Group Inc.	3,510,000	251,351
Grifols, SA, Class A, non-registered shares	4,697,540	192,876
Grifols, SA, Class B, non-registered shares	1,215,850	37,297
Edwards Lifesciences Corp.[1]	3,040,400	211,703
Pharmacyclics, Inc.[1]	1,004,300	139,015
Express Scripts Holding Co.[1]	2,172,500	134,217
Intuitive Surgical, Inc.[1]	307,300	115,628
Hologic, Inc.[1]	5,350,000	110,478
Humana Inc.	947,000	88,384
Baxter International Inc.	1,282,100	84,221
Allergan, Inc.	895,000	80,953
PerkinElmer, Inc.	1,081,172	40,814
Bristol-Myers Squibb Co.	634,500	29,365
Arena Pharmaceuticals, Inc.[1]	5,000,000	26,350
Roche Holding AG	84,900	22,897
Merck & Co., Inc.	455,900	21,705
InnovaCare Inc.[1,3,4]	2,843,000	14,926
Biogen Idec Inc.[1]	52,500	12,640
BioMarin Pharmaceutical Inc.[1]	140,700	10,161
		3,064,993
Energy 10.51%

Suncor Energy Inc.	8,152,093	291,483
Concho Resources Inc.[1]	2,115,000	230,133
Core Laboratories NV	1,185,000	200,514
Noble Energy, Inc.	2,960,000	198,350
Pacific Rubiales Energy Corp.	8,925,200	176,243
FMC Technologies, Inc.[1]	3,000,000	166,260
Pioneer Natural Resources Co.	830,000	156,704
Peyto Exploration & Development Corp.	4,370,000	129,142
Cobalt International Energy, Inc.[1]	4,990,000	124,051
Oil States International, Inc.[1]	1,095,000	113,289
Chesapeake Energy Corp.	3,600,000	93,168
Murphy Oil Corp.	1,456,000	87,826
Cabot Oil & Gas Corp.	2,193,800	81,873
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	68,850
EOG Resources, Inc.	303,700	51,410
Enbridge Inc.	1,080,000	45,106
Paramount Resources Ltd.[1]	1,170,000	40,857
Laricina Energy Ltd.[1,4,5]	1,403,000	38,138
Oceaneering International, Inc.	405,000	32,902
MEG Energy Corp.[1]	720,000	24,842
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,254,251	19,428
Canadian Natural Resources, Ltd.	530,000	16,656
Cimarex Energy Co.	111,600	10,758
		2,397,983
Industrials 9.42%

Boeing Co.	3,050,000	358,375
Union Pacific Corp.	1,945,804	302,261
Oshkosh Corp.[1,2]	4,940,000	241,961
Rockwell Collins, Inc.	2,636,900	178,940
European Aeronautic Defence and Space Co. EADS NV	2,750,000	175,209
Common stocks
		Value
Industrials (continued)	Shares	(000)

Meggitt PLC	11,240,199	$ 99,900
Fastenal Co.	1,850,000	92,963
United Continental Holdings, Inc.[1]	2,805,700	86,163
MTU Aero Engines AG	917,696	85,738
Cummins Inc.	575,000	76,400
Grafton Group PLC, units	7,866,000	74,331
W.W. Grainger, Inc.	250,000	65,428
General Electric Co.	2,500,000	59,725
Precision Castparts Corp.	220,000	49,993
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	48,567
Caterpillar Inc.	550,000	45,854
General Dynamics Corp.	510,000	44,635
Iron Mountain Inc.	1,622,308	43,835
Graco Inc.	275,000	20,367
		2,150,645
Consumer staples 5.18%

Costco Wholesale Corp.	2,485,000	286,073
PepsiCo, Inc.	3,055,000	242,873
Philip Morris International Inc.	1,780,000	154,130
Herbalife Ltd.	2,000,000	139,540
Kerry Group PLC, Class A	2,000,000	121,635
Estée Lauder Companies Inc., Class A	870,000	60,813
Nu Skin Enterprises, Inc., Class A	600,000	57,444
Glanbia PLC	3,314,077	43,404
Raia Drogasil SA, ordinary nominative	4,000,000	33,082
Sprouts Farmers Market, Inc.[1]	625,821	27,780
Avon Products, Inc.	800,000	16,480
		1,183,254
Materials 3.82%

FMC Corp.	1,967,400	141,102
Potash Corp. of Saskatchewan Inc.	4,000,000	125,120
James Hardie Industries PLC (CDI)	11,969,998	119,262
Smurfit Kappa PLC, Class A	5,000,000	113,166
Dow Chemical Co.	2,786,311	106,994
Schweitzer-Mauduit International, Inc.	1,316,000	79,657
Sigma-Aldrich Corp.	705,000	60,137
Rio Tinto PLC	1,220,000	59,706
Sealed Air Corp.	1,100,000	29,909
HudBay Minerals Inc.	3,000,000	24,552
Cliffs Natural Resources Inc.	660,000	13,530
		873,135
Telecommunication services 1.20%

CenturyLink, Inc.	4,160,000	130,541
Crown Castle International Corp.[1]	1,715,000	125,246
Vodafone Group PLC	5,070,000	17,729
		273,516
Utilities 0.10%

Exelon Corp.	675,000	20,007
KGen Power Corp.[1,2,4,5]	3,166,128	3,166
		23,173
Common stocks
		Value
Miscellaneous 0.31%		(000)

Other common stocks in initial period of acquisition		$ 70,071
Total common stocks (cost: $12,658,634,000)		21,793,754
Rights & warrants 0.09%

Energy 0.09%	Shares

Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	20,319
Total rights & warrants (cost: $17,736,000)		20,319
	Principal amount
Short-term securities 4.80%	(000)

Freddie Mac 0.10%–0.16% due 10/22/2013–6/10/2014	$323,910	323,786
Fannie Mae 0.055%–0.16% due 10/25/2013–6/2/2014	314,300	314,214
Federal Home Loan Bank 0.06%–0.15% due 10/9/2013–9/8/2014	133,900	133,864
Coca-Cola Co. 0.12%–0.18% due 10/22–12/5/2013[3]	110,700	110,691
Chevron Corp. 0.05% due 11/6/2013[3]	46,600	46,598
General Electric Co. 0.05% due 10/1/2013	36,000	36,000
Regents of the University of California 0.08% due 11/5/2013	26,753	26,751
Jupiter Securitization Co., LLC 0.23% due 10/3/2013[3]	25,000	25,000
Wal-Mart Stores, Inc. 0.05% due 10/16/2013[3]	22,500	22,499
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/28/2013	20,000	19,999
Private Export Funding Corp. 0.22% due 1/6/2014[3]	10,100	10,096
Emerson Electric Co. 0.08% due 11/20/2013[3]	9,300	9,299
Abbott Laboratories 0.08% due 10/15/2013[3]	9,100	9,100
Procter & Gamble Co. 0.08% due 12/2/2013[3]	8,200	8,200
Total short-term securities (cost: $1,095,939,000)		1,096,097
Total investment securities (cost: $13,772,309,000)		22,910,170
Other assets less liabilities		(87,929)
Net assets		$22,822,241

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2013, appear below.

						Value
					Dividend	of affiliates
					income	at 9/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Incyte Corp.[1]	7,910,000	—	237,200	7,672,800	$ —	$ 292,717
Oshkosh Corp.[1]	—	4,940,000	—	4,940,000	—	241,961
Sturm, Ruger & Co., Inc.	1,245,000	—	—	1,245,000	1,922	77,975
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	3,166
Harman International Industries, Inc.[6]	3,581,000	—	3,581,000	—	418	—
					$2,340	$615,819

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $301,585,000, which represented 1.32% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $85,123,000, which represented .37% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$ 61,323	$ 38,138.17%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	28,893.13
KGen Power Corp.	12/19/2006	1,266	3,166.01
Total restricted securities		$96,714	$70,197.31%

[6]	Unaffiliated issuer at 9/30/2013.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 9,182,398
Gross unrealized depreciation on investment securities	(215,794)
Net unrealized appreciation on investment securities	8,966,604
Cost of investment securities for federal income tax purposes	13,943,566

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

International FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 95.61%
		Value
Financials 15.70%	Shares	(000)

AIA Group Ltd.	41,324,700	$ 194,212
Barclays PLC	29,695,900	127,638
Prudential PLC	6,570,265	122,427
Sberbank of Russia (ADR)	8,194,000	98,738
Sberbank of Russia (GDR)[1]	1,604,711	19,337
BNP Paribas SA	1,315,001	88,950
Credit Suisse Group AG	2,879,624	87,947
UniCredit SpA	9,270,336	59,095
Sun Hung Kai Properties Ltd.	3,840,339	52,238
Henderson Land Development Co. Ltd.	7,905,046	48,821
Housing Development Finance Corp. Ltd.	3,623,000	44,228
Siam Commercial Bank PCL	8,515,000	40,288
UBS AG	1,947,941	39,848
Mizuho Financial Group, Inc.	16,538,800	35,839
Resona Holdings, Inc.	6,980,000	35,647
China Overseas Land & Investment Ltd.	10,360,000	30,522
AEON Financial Service Co., Ltd.	927,800	29,119
HSBC Holdings PLC	2,500,000	27,189
China Pacific Insurance (Group) Co., Ltd., Class H	6,959,800	24,947
HDFC Bank Ltd.	2,597,000	24,601
Deutsche Bank AG	530,295	24,349
Cheung Kong (Holdings) Ltd.	1,450,000	22,079
Assicurazioni Generali SpA	1,100,000	21,950
Société Générale	382,375	19,052
ICICI Bank Ltd.	1,162,090	16,403
AXA SA	683,312	15,831
Link Real Estate Investment Trust	3,001,732	14,726
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	13,930
Sampo Oyj, Class A	298,500	12,826
Investor AB, Class B	407,632	12,368
Svenska Handelsbanken AB, Class A	230,000	9,838
Kotak Mahindra Bank Ltd.	548,916	5,946
		1,420,929
Consumer discretionary 15.05%

Sands China Ltd.	21,522,000	133,057
Hyundai Motor Co.	451,700	105,499
Daimler AG	1,268,000	98,842
Volkswagen AG, nonvoting preferred	404,100	95,260
Tata Motors Ltd.	15,850,000	84,181
Li & Fung Ltd.	56,396,000	82,021
Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	79,734
Galaxy Entertainment Group Ltd.[2]	10,673,000	74,861
Rakuten, Inc.	4,249,000	64,192
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

adidas AG	580,000	$ 62,913
Nissan Motor Co., Ltd.	5,900,000	59,063
Techtronic Industries Co. Ltd.	19,019,000	49,534
Belle International Holdings Ltd.	25,700,000	37,311
Cie. Générale des Établissements Michelin	321,934	35,700
Shangri-La Asia Ltd.	18,718,000	30,988
H & M Hennes & Mauritz AB, Class B	710,000	30,834
Renault SA	376,248	29,996
Mahindra & Mahindra Ltd.	2,262,000	29,897
SEGA SAMMY HOLDINGS INC.	1,020,000	29,356
PT Astra International Tbk	49,710,000	27,688
Genting Singapore PLC	24,171,000	27,648
Hyundai Mobis Co., Ltd.	85,000	22,621
Bayerische Motoren Werke AG	189,000	20,320
Kingfisher PLC	2,913,421	18,201
Kia Motors Corp.	156,000	9,479
Industria de Diseño Textil, SA	60,594	9,337
Multi Screen Media Private Ltd.[2,3,4]	82,217	6,802
Reed Elsevier PLC	503,179	6,786
		1,362,121
Health care 13.93%

Novartis AG	5,197,900	399,463
Bayer AG	2,322,823	273,894
Novo Nordisk A/S, Class B	896,726	152,244
Teva Pharmaceutical Industries Ltd. (ADR)	3,603,000	136,121
Merck KGaA	477,931	74,582
Fresenius SE & Co. KGaA	585,602	72,742
William Demant Holding A/S2	577,709	53,390
Fresenius Medical Care AG & Co. KGaA	537,000	34,936
JSC Pharmstandard (GDR)[2]	2,001,800	28,426
JSC Pharmstandard (GDR)[1,2]	307,300	4,364
UCB SA	500,000	30,432
		1,260,594
Information technology 12.83%

Samsung Electronics Co. Ltd.	275,150	349,994
Baidu, Inc., Class A (ADR)[2]	998,000	154,870
Murata Manufacturing Co., Ltd.	1,761,000	134,187
NetEase, Inc. (ADR)	1,419,605	103,078
Gemalto NV	799,053	85,799
Tencent Holdings Ltd.	1,362,000	71,437
Samsung SDI Co., Ltd.	310,399	54,156
ASML Holding NV	475,571	46,966
SAP AG	619,000	45,781
Nintendo Co., Ltd.	305,000	34,535
Yandex NV, Class A2	613,000	22,325
Infineon Technologies AG	1,754,000	17,548
Delta Electronics, Inc.	3,284,623	15,942
Mail.Ru Group Ltd. (GDR)	280,000	10,696
Mail.Ru Group Ltd. (GDR)[1]	120,000	4,584
Keyence Corp.	26,400	10,005
		1,161,903
Common stocks
		Value
Industrials 12.59%	Shares	(000)

SMC Corp.	634,400	$ 150,637
Legrand SA	1,624,500	90,139
European Aeronautic Defence and Space Co. EADS NV	1,200,514	76,488
Jardine Matheson Holdings Ltd.	1,360,800	74,708
ASSA ABLOY AB, Class B	1,568,000	71,975
Bureau Veritas SA	1,941,096	61,186
Schneider Electric SA	709,150	59,970
Ryanair Holdings PLC (ADR)	1,177,090	58,548
Deutsche Lufthansa AG2	2,653,500	51,747
VINCI SA	862,741	50,153
KONE Oyj, Class B	554,700	49,491
Marubeni Corp.	6,275,000	49,283
China State Construction International Holdings Ltd.	29,600,000	47,629
Hutchison Whampoa Ltd.	3,912,000	46,858
Babcock International Group PLC	2,207,000	42,732
Rolls-Royce Holdings PLC[2]	1,503,986	27,075
Siemens AG	180,000	21,687
China Merchants Holdings (International) Co., Ltd.	4,622,072	16,806
Fraport AG	180,000	12,634
easyJet PLC	598,559	12,384
A.P. Moller-Maersk A/S, Class B	1,320	12,103
Aggreko PLC	450,428	11,696
Samsung Engineering Co., Ltd.	151,000	11,606
ITOCHU Corp.	800,000	9,783
SGS SA	3,700	8,833
Kühne + Nagel International AG	55,000	7,207
Komatsu Ltd.	260,000	6,451
		1,139,809
Telecommunication services 6.82%

SoftBank Corp.	4,881,100	337,175
MTN Group Ltd.	6,145,800	119,975
Shin Corp. PCL, nonvoting depository receipt	20,471,000	53,992
Philippine Long Distance Telephone Co.	566,150	38,723
OJSC Mobile TeleSystems (ADR)	1,199,100	26,692
Axiata Group Bhd.	9,130,000	19,271
Vodafone Group PLC	3,726,250	13,030
PT XL Axiata Tbk	24,137,000	8,858
Bayan Telecommunications Holdings Corp., Class A2,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B2,3,4	14,199	—
		617,716
Consumer staples 6.64%

Nestlé SA	2,003,200	140,103
Pernod Ricard SA	1,021,783	126,883
Anheuser-Busch InBev NV	826,000	82,222
Charoen Pokphand Foods PCL	91,125,000	69,917
Danone SA	537,400	40,452
China Resources Enterprise, Ltd.	11,532,000	36,651
ITC Ltd.	6,071,931	33,015
British American Tobacco PLC	612,000	32,462
SABMiller PLC	379,600	19,318
PT Indofood Sukses Makmur Tbk	24,400,000	14,855
Treasury Wine Estates Ltd.	1,341,000	5,530
		601,408
Common stocks
		Value
Materials 4.30%	Shares	(000)

Syngenta AG	170,200	$ 69,522
Linde AG	302,000	59,813
Rio Tinto PLC	1,062,000	51,974
BASF SE	453,300	43,479
ArcelorMittal	2,750,000	37,799
Givaudan SA	19,832	28,969
Grasim Industries Ltd.	489,394	20,685
Grasim Industries Ltd. (GDR)[4]	97,180	4,107
LG Chem, Ltd.	86,100	24,636
PT Semen Indonesia (Persero) Tbk	16,296,000	18,294
Amcor Ltd.	1,400,000	13,661
CRH PLC	418,484	9,995
Akzo Nobel NV	93,000	6,112
POSCO	400	119
		389,165
Energy 2.81%

BP PLC	9,990,102	70,045
Royal Dutch Shell PLC, Class B	1,730,000	59,781
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,645,000	44,251
BG Group PLC	1,220,000	23,315
INPEX CORP.	1,898,000	22,360
OJSC Gazprom (ADR)	2,320,000	20,439
Eni SpA	628,000	14,401
		254,592
Utilities 2.18%

Power Grid Corp. of India Ltd.	63,166,699	98,930
ENN Energy Holdings Ltd.	6,264,000	34,809
GDF SUEZ	1,092,015	27,434
SSE PLC	1,021,800	24,383
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	11,518
		197,074
Miscellaneous 2.76%

Other common stocks in initial period of acquisition		249,635
Total common stocks (cost: $6,417,934,000)		8,654,946
Rights & warrants 0.09%

Miscellaneous 0.09%

Other rights & warrants in initial period of acquisition		8,313
Total rights & warrants (cost: $0)		8,313
Bonds, notes & other debt instruments 1.11%
	Principal amount
U.S. Treasury bonds & notes 1.05%	(000)

U.S. Treasury 4.75% 2014[5]	$65,000	66,887
U.S. Treasury 0.25% 2015	28,200	28,201
		95,088
Bonds, notes & other debt instruments
	Principal amount	Value
Financials 0.06%	(000)	(000)

Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[6]	$ 2,535	$ 5,519
Total bonds, notes & other debt instruments (cost: $99,195,000)		100,607

Short-term securities 3.17%

Sumitomo Mitsui Banking Corp. 0.15%–0.16% due 10/9–11/5/2013[1]	51,700	51,693
Nordea Bank AB 0.175% due 1/3/2014[1]	50,000	49,983
Freddie Mac 0.09%–0.13% due 12/18/2013–5/1/2014	47,400	47,394
Army and Air Force Exchange Service 0.10% due 12/12/2013[1]	26,300	26,291
Gotham Funding Corp. 0.15% due 10/7/2013[1]	25,000	24,999
International Bank for Reconstruction and Development 0.09% due 3/3/2014	22,000	21,996
Old Line Funding, LLC 0.23% due 1/21/2014[1]	21,700	21,692
Electricité de France 0.16% due 11/4/2013[1]	20,000	19,997
Fannie Mae 0.12% due 2/24/2014	12,600	12,598
General Electric Co. 0.05% due 10/1/2013	9,700	9,700
Total short-term securities (cost: $286,312,000)		286,343
Total investment securities (cost: $6,803,441,000)		9,050,209
Other assets less liabilities		2,038
Net assets		$9,052,247

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $314,350,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	10/21/2013	Barclays Bank PLC	$2,800	A$3,000	$ 6
Australian dollars	10/24/2013	UBS AG	$10,329	A$11,000	85
Euros	10/4/2013	Bank of America, N.A.	$23,979	€18,000	(373)
Euros	10/21/2013	UBS AG	$7,085	€5,300	(85)
Euros	10/24/2013	UBS AG	$201,581	€149,000	(7)
Japanese yen	10/25/2013	Barclays Bank PLC	$84,088	¥8,355,000	(924)
Japanese yen	10/28/2013	HSBC Bank	$6,775	¥670,000	(43)
Japanese yen	11/5/2013	Barclays Bank PLC	$113,583	¥11,155,000	73
Swiss francs	10/17/2013	Citibank	$20,484	CHF19,050	(584)
					$(1,852)

[1]	Acquired in a transaction exempt from registration under 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $222,940,000, which represented 2.46% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$ 32,519	$ 6,802.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802.08%

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,909,000, which represented .12% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $437,000, which represented less than .01% of the net assets of the fund.
[6]	Coupon rate may change periodically.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,514,771
Gross unrealized depreciation on investment securities	(346,519)
Net unrealized appreciation on investment securities	2,168,252
Cost of investment securities for federal income tax purposes	6,881,957

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

New World Fund®

Investment portfolio

September 30, 2013

unaudited

Common stocks 83.68%
		Value
Consumer discretionary 14.12%	Shares	(000)

Naspers Ltd., Class N	649,419	$ 60,053
Ctrip.com International, Ltd. (ADR)[1]	718,500	41,982
Toyota Motor Corp.	458,900	29,272
Arcos Dorados Holdings Inc., Class A	2,351,352	27,864
Wynn Macau, Ltd.	7,064,400	24,092
Melco International Development Ltd.	8,705,000	23,345
Domino’s Pizza, Inc.	338,000	22,967
Swatch Group Ltd	106,600	12,023
Swatch Group Ltd, non-registered shares	10,450	6,725
L’Occitane International SA	7,158,250	18,690
Honda Motor Co., Ltd.	345,000	13,109
Zee Entertainment Enterprises Ltd.	3,570,000	13,030
Truworths International Ltd.	1,450,000	12,998
Hyundai Mobis Co., Ltd.	43,000	11,443
Mr Price Group Ltd.	810,420	11,224
NIKE, Inc., Class B	117,000	8,499
Golden Eagle Retail Group Ltd.	5,000,000	7,801
Publicis Groupe SA	88,101	7,011
Nokian Renkaat Oyj	120,000	6,094
Las Vegas Sands Corp.	90,000	5,978
Hero MotoCorp Ltd.	150,000	4,814
Nikon Corp.	239,700	4,177
MGM China Holdings Ltd.	55,200	183
		373,374
Information technology 13.89%

Baidu, Inc., Class A (ADR)[1]	508,200	78,862
Alcatel-Lucent[1]	13,745,009	49,239
Mail.Ru Group Ltd. (GDR)	854,353	32,636
Mail.Ru Group Ltd. (GDR)[2]	432,264	16,512
Google Inc., Class A1	49,900	43,708
TDK Corp.	1,077,200	42,192
Taiwan Semiconductor Manufacturing Co. Ltd.	5,262,000	17,886
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,158
Murata Manufacturing Co., Ltd.	164,000	12,497
ASM Pacific Technology Ltd.	1,141,800	11,586
Hexagon AB, Class B	301,000	9,077
AAC Technologies Holdings Inc.	1,871,500	8,506
OMRON Corp.	213,000	7,682
Tencent Holdings Ltd.	128,000	6,714
STMicroelectronics NV	710,000	6,548
Quanta Computer Inc.	2,921,465	6,334
SINA Corp.[1]	55,200	4,481
Broadcom Corp., Class A	145,000	3,771
		367,389
Common stocks
		Value
Consumer staples 10.35%	Shares	(000)

LT Group, Inc.	84,408,300	$ 34,895
Shoprite Holdings Ltd.	1,986,250	32,721
OJSC Magnit (GDR)	517,600	31,962
OJSC Magnit (GDR)[2]	4,500	278
Anheuser-Busch InBev NV	268,700	26,747
Nestlé SA	228,696	15,995
British American Tobacco PLC	293,000	15,542
Pernod Ricard SA	121,900	15,137
United Breweries Ltd.	874,904	12,025
PepsiCo, Inc.	150,000	11,925
Grupo Nutresa SA	827,458	11,815
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	11,355
Asahi Group Holdings, Ltd.	395,000	10,364
Procter & Gamble Co.	125,000	9,449
Unilever NV, depository receipts	200,000	7,780
Japan Tobacco Inc.	208,000	7,470
ITC Ltd.	1,000,000	5,437
SABMiller PLC	83,500	4,249
Danone SA	51,872	3,905
Coca-Cola Icecek AS, Class C	100,000	2,549
Kirin Holdings Co., Ltd.	150,000	2,181
		273,781
Financials 9.78%

AEON Financial Service Co., Ltd.	1,440,000	45,195
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	1,980,000	27,364
Citigroup Inc.	560,000	27,166
Banco Espírito Santo, SA1	19,860,000	21,145
Agricultural Bank of China, Class H	41,743,000	19,214
Housing Development Finance Corp. Ltd.	1,353,000	16,517
Kotak Mahindra Bank Ltd.	1,373,886	14,881
American Tower Corp.	190,000	14,085
Banco Bilbao Vizcaya Argentaria, SA	990,000	11,063
Sberbank of Russia (ADR)	682,500	8,211
BDO Unibank, Inc.	4,669,333	8,043
Fibra Uno Administración, SA de CV	2,637,503	7,306
Metropolitan Bank & Trust Co.	3,685,500	7,026
AIA Group Ltd.	1,391,600	6,540
FirstRand Ltd.	1,915,127	6,390
ACE Ltd.	54,000	5,052
ICICI Bank Ltd.	300,000	4,234
Prudential PLC	207,320	3,863
Bank Pekao SA	60,000	3,430
Banco Industrial e Comercial SA, preferred nominative	512,900	1,041
MMI Holdings Ltd.	323,208	785
Ayala Land, Inc.[3]	15,000,000	34
China Construction Bank Corp., Class H	535	—
		258,585
Energy 8.99%

Pacific Rubiales Energy Corp.	2,345,100	46,308
Oil Search Ltd.	3,738,085	29,990
Royal Dutch Shell PLC, Class B	600,000	20,733
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,541
Common stocks
		Value
Energy (continued)	Shares	(000)

Ophir Energy PLC[1]	5,008,800	$ 27,067
Africa Oil Corp.[1,4]	1,502,675	11,933
Africa Oil Corp.[1]	1,385,424	11,002
Galp Energia, SGPS, SA, Class B	1,314,602	21,866
Cobalt International Energy, Inc.[1]	869,800	21,623
YPF Sociedad Anónima, Class D (ADR)	660,000	13,286
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	818,520	12,679
Oil and Gas Development Co. Ltd.	4,000,000	8,881
Noble Energy, Inc.	60,000	4,021
African Petroleum Corp. Ltd.[1]	16,864,827	1,888
		237,818
Industrials 7.59%

European Aeronautic Defence and Space Co. EADS NV	431,929	27,519
Cummins Inc.	192,500	25,578
Intertek Group PLC	376,200	20,129
Experian PLC	1,009,000	19,226
Mitsui & Co., Ltd.	1,311,000	19,019
ASSA ABLOY AB, Class B	410,886	18,861
United Technologies Corp.	148,000	15,957
Kansas City Southern	95,000	10,389
Chart Industries, Inc.[1]	83,594	10,285
CIMC Enric Holdings Ltd.	6,992,000	9,376
Rolls-Royce Holdings PLC[1]	360,400	6,488
Toshiba Corp.	1,000,000	4,476
DKSH Holding AG	44,916	3,834
Schneider Electric SA	42,668	3,608
Mitsubishi Heavy Industries, Ltd.	550,000	3,150
Weichai Power Co., Ltd., Class H	755,000	2,950
		200,845
Health care 7.35%

Novartis AG	429,500	33,007
Novartis AG (ADR)	134,000	10,279
Novo Nordisk A/S, Class B	207,120	35,164
Krka, dd, Novo mesto	353,049	26,245
Baxter International Inc.	255,000	16,751
Cochlear Ltd.	225,000	12,695
Merck & Co., Inc.	260,000	12,379
AstraZeneca PLC	215,000	11,192
CSL Ltd.	180,000	10,747
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	7,556
Grifols, SA, Class A, non-registered shares	107,087	4,397
Grifols, SA, Class B, non-registered shares	46,473	1,426
PerkinElmer, Inc.	140,000	5,285
PT Kalbe Farma Tbk	36,870,000	3,757
Hikma Pharmaceuticals PLC	205,000	3,452
		194,332
Materials 3.87%

First Quantum Minerals Ltd.	1,243,400	23,153
Linde AG	109,000	21,588
Northam Platinum Ltd.	2,760,000	11,656
Vedanta Resources PLC	572,000	10,019
Common stocks
		Value
Materials (continued)	Shares	(000)

Aquarius Platinum Ltd. (GBP denominated)[1]	8,756,342	$ 7,230
Aquarius Platinum Ltd.[1]	2,151,226	1,796
Holcim Ltd	92,000	6,846
Glencore Xstrata PLC	850,000	4,633
Cliffs Natural Resources Inc.	190,000	3,895
Impala Platinum Holdings Ltd.	305,000	3,763
PT Semen Indonesia (Persero) Tbk	2,341,000	2,628
Lonmin PLC[1]	500,000	2,585
PT Indocement Tunggal Prakarsa Tbk	1,388,500	2,158
UltraTech Cement Ltd.	14,574	421
		102,371
Telecommunication services 3.16%

SoftBank Corp.	341,700	23,604
Vodafone Group PLC	4,645,253	16,244
Globe Telecom, Inc.	411,000	15,103
NII Holdings, Inc., Class B1	1,506,000	9,141
MTN Group Ltd.	444,459	8,677
OJSC MegaFon (GDR)[2]	94,300	3,324
OJSC MegaFon (GDR)	13,200	465
Hellenic Telecommunications Organization SA1	330,000	3,438
Advanced Info Service PCL	277,500	2,262
PT XL Axiata Tbk	3,678,000	1,350
		83,608
Utilities 0.95%

Cheung Kong Infrastructure Holdings Ltd.	2,070,000	14,345
ENN Energy Holdings Ltd.	824,000	4,579
Power Grid Corp. of India Ltd.	2,260,000	3,540
Infraestructura Energética Nova, SAB de CV1	682,500	2,635
		25,099
Miscellaneous 3.63%

Other common stocks in initial period of acquisition		96,021
Total common stocks (cost: $1,755,937,000)		2,213,223
Rights & warrants 0.00%

Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		135
Total rights & warrants (cost: $133,000)		135
Bonds, notes & other debt instruments 9.02%
	Principal amount
Bonds & notes of governments outside the U.S. 6.69%	(000)

Greek Government 2.00%/3.00% 2023[5]	€1,575	1,332
Greek Government 2.00%/3.00% 2024[5]	1,575	1,251
Greek Government 2.00%/3.00% 2025[5]	1,575	1,201
Greek Government 2.00%/3.00% 2026[5]	1,575	1,164
Greek Government 2.00%/3.00% 2027[5]	1,575	1,141
Greek Government 2.00%/3.00% 2028[5]	1,575	1,114
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2029[5]	€1,575	$1,085
Greek Government 2.00%/3.00% 2030[5]	1,575	1,066
Greek Government 2.00%/3.00% 2031[5]	1,575	1,051
Greek Government 2.00%/3.00% 2032[5]	1,575	1,047
Greek Government 2.00%/3.00% 2033[5]	1,575	1,031
Greek Government 2.00%/3.00% 2034[5]	1,575	1,025
Greek Government 2.00%/3.00% 2035[5]	1,575	1,020
Greek Government 2.00%/3.00% 2036[5]	1,575	1,014
Greek Government 2.00%/3.00% 2037[5]	1,575	1,010
Greek Government 2.00%/3.00% 2038[5]	1,575	1,013
Greek Government 2.00%/3.00% 2039[5]	1,575	1,007
Greek Government 2.00%/3.00% 2040[5]	1,575	1,005
Greek Government 2.00%/3.00% 2041[5]	1,575	1,008
Greek Government 2.00%/3.00% 2042[5]	1,575	1,005
United Mexican States Government Global 5.875% 2014	$ 550	560
United Mexican States Government Global, Series A, 5.625% 2017	2,000	2,242
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	855
United Mexican States Government 3.50% 2017[6]	9,904	838
United Mexican States Government 4.00% 2019[6]	17,333	1,518
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,773
United Mexican States Government, Series M, 6.50% 2021	MXN44,400	3,565
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,492
United Mexican States Government, Series M20, 10.00% 2024	MXN28,500	2,869
United Mexican States Government Global, Series A, 6.05% 2040	$670	736
United Mexican States Government 4.00% 2040[6]	MXN6,933	581
Philippines (Republic of) 9.875% 2019	$3,100	4,115
Philippines (Republic of) 4.95% 2021	PHP129,000	3,244
Philippines (Republic of) 6.375% 2022	29,500	813
Philippines (Republic of) 5.50% 2026	$1,000	1,119
Philippines (Republic of) 7.75% 2031	2,235	2,919
Philippines (Republic of) 6.25% 2036	PHP102,000	2,636
Peru (Republic of) 8.375% 2016	$1,706	1,979
Peru (Republic of) 7.84% 2020	PEN2,105	877
Peru (Republic of) 7.35% 2025	$7,265	9,317
Peru (Republic of) 8.20% 2026	PEN710	311
Peru (Republic of) 8.75% 2033	$ 864	1,248
Peru (Republic of) 6.55% 2037[7]	782	929
Turkey (Republic of) 7.00% 2016	1,000	1,115
Turkey (Republic of) 7.50% 2017	1,500	1,702
Turkey (Republic of) 6.75% 2018	1,500	1,666
Turkey (Republic of) 7.00% 2019	800	904
Turkey (Republic of) 10.50% 2020	TRY3,975	2,114
Turkey (Republic of) 3.00% 2021[6]	2,412	1,207
Turkey (Republic of) 5.625% 2021	$2,400	2,506
Turkey (Republic of) 9.50% 2022	TRY2,200	1,119
Turkey (Republic of) 6.875% 2036	$ 600	640
Turkey (Republic of) 6.75% 2040	500	525
Turkey (Republic of) 4.875% 2043	600	498
Chilean Government 3.875% 2020	3,880	4,046
Chilean Government 5.50% 2020	CLP2,080,000	4,203
Chilean Government 6.00% 2020	30,000	62
Chilean Government 3.00% 2020[6]	57,132	119
Chilean Government 3.25% 2021	$1,235	1,229
Chilean Government 6.00% 2021	CLP960,000	1,998
Chilean Government 6.00% 2022	55,000	115
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Chilean Government 3.00% 2022[6]	CLP45,705	$ 96
Chilean Government 3.00% 2022[6]	57,597	121
Chilean Government 6.00% 2023	25,000	52
Chilean Government 3.00% 2023[6]	69,116	146
Russian Federation 3.25% 2017[2]	$800	833
Russian Federation 6.20% 2018	RUB82,200	2,504
Russian Federation 5.00% 2020	$1,200	1,288
Russian Federation 7.50% 2030[7]	2,467	2,912
Russian Federation 7.50% 2030[2,7]	2,435	2,875
Indonesia (Republic of) 6.875% 2018	500	559
Indonesia (Republic of) 5.875% 2020	3,100	3,274
Indonesia (Republic of) 4.875% 2021[2]	3,000	2,985
Indonesia (Republic of) 3.75% 2022	200	182
Indonesia (Republic of) 3.375% 2023[2]	1,475	1,265
Indonesia (Republic of) 6.625% 2037	750	767
Indonesia (Republic of) 5.25% 2042	535	462
Hungarian Government 4.125% 2018	600	595
Hungarian Government 6.25% 2020	4,325	4,639
Hungarian Government 6.375% 2021	1,550	1,657
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	738
Hungarian Government 5.375% 2023	$ 890	871
Hungarian Government 7.625% 2041	10	11
Venezuela (Republic of) 5.75% 2016	1,600	1,448
Venezuela (Republic of) 9.25% 2027	6,165	5,040
Venezuela (Republic of) 9.25% 2028	975	770
Venezuela (Republic of) 9.375% 2034	225	179
Colombia (Republic of) Global 12.00% 2015	COP2,458,000	1,477
Colombia (Republic of), Series B, 5.00% 2018	4,577,000	2,307
Colombia (Republic of), Series B, 7.00% 2022	160,000	85
Colombia (Republic of) Global 9.85% 2027	3,682,000	2,536
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR25,200	2,528
South Africa (Republic of), Series R-209, 6.25% 2036	14,095	1,062
South Africa (Republic of), Series R-214, 6.50% 2041	29,705	2,231
Croatian Government 6.75% 2019[2]	$2,200	2,357
Croatian Government 6.625% 2020	880	937
Croatian Government 6.625% 2020[2]	500	533
Croatian Government 6.375% 2021[2]	1,450	1,505
Croatian Government 5.50% 2023[2]	200	193
Brazil (Federal Republic of) 6.00% 2020[6]	BRL2,647	1,239
Brazil (Federal Republic of) 6.00% 2022[6]	3,327	1,562
Brazil (Federal Republic of) 6.00% 2045[6]	4,573	2,117
Nigeria (Republic of) 5.125% 2018[2]	$475	483
Nigeria (Republic of) 6.75% 2021[2]	910	978
Nigeria (Republic of) 16.39% 2022	NGN430,000	3,080
Nigeria (Republic of) 6.375% 2023[2]	$ 235	240
Slovenia (Republic of) 4.75% 2018[2]	610	590
Slovenia (Republic of) 5.85% 2023[2]	3,740	3,572
Panama (Republic of) Global 7.125% 2026	790	972
Panama (Republic of) Global 8.875% 2027	300	415
Panama (Republic of) Global 9.375% 2029	1,148	1,645
Panama (Republic of) Global 6.70% 2036[7]	859	986
Uruguay (Republic of) 5.00% 2018[6]	UYU12,438	621
Uruguay (Republic of) 4.375% 2028[6,7]	47,479	2,401
Polish Government 3.00% 2016[6]	PLN2,946	994
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Polish Government, Series 1021, 5.75% 2021	PLN4,200	$ 1,474
Argentina (Republic of) 8.28% 2033[7,8]	$ 2,485	1,603
Argentina (Republic of) 0% 2035	6,653	566
Dominican Republic 9.04% 2018[7]	393	430
Dominican Republic 7.50% 2021[7]	100	107
Dominican Republic 8.625% 2027[2,7]	1,150	1,259
Bahrain Government 5.50% 2020	1,350	1,355
Morocco Government 4.25% 2022[2]	250	228
		176,831
U.S. Treasury bonds & notes 0.75%

U.S. Treasury 4.75% 2014	1,650	1,698
U.S. Treasury 4.00% 2015[9]	17,200	18,096
		19,794
Energy 0.37%

Petróleos Mexicanos 5.50% 2021	845	908
Petróleos Mexicanos 4.875% 2022	1,435	1,467
Petróleos Mexicanos 3.50% 2023	420	383
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,910
Petróleos Mexicanos 6.50% 2041	220	229
Gazprom OJSC 5.092% 2015[2]	1,275	1,354
Gazprom OJSC 6.51% 2022[2]	600	645
PTT Exploration & Production Ltd. 5.692% 2021[2]	1,000	1,069
Reliance Holdings Ltd. 4.50% 2020[2]	1,020	1,009
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	528	562
Ecopetrol SA 5.875% 2023	325	339
		9,875
Financials 0.35%

BBVA Bancomer SA, junior subordinated 7.25% 2020[2]	3,725	3,980
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,123
HSBK (Europe) BV 7.25% 2021[2]	1,840	1,908
VEB Finance Ltd. 6.902% 2020[2]	735	809
VEB Finance Ltd. 6.902% 2020	600	660
Bank of India 3.625% 2018[2]	700	670
Banco de Crédito del Perú 5.375% 2020[2]	100	102
		9,252
Telecommunication services 0.24%

NII Capital Corp. 8.875% 2019	975	766
NII Capital Corp. 11.375% 2019[2]	2,425	2,522
Digicel Group Ltd. 8.25% 2020[2]	2,350	2,444
Digicel Group Ltd. 6.00% 2021[2]	550	518
		6,250
Utilities 0.22%

Eskom Holdings Ltd. 5.75% 2021[2]	2,985	2,985
AES Panamá, SA 6.35% 2016[2]	1,100	1,166
CEZ, a s 4.25% 2022[2]	945	949
Enersis SA 7.375% 2014	650	661
		5,761
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary 0.15%	(000)	(000)

Myriad International Holdings 6.00% 2020[2]	$3,600	$ 3,798
Grupo Televisa, SAB 7.25% 2043	MXN2,000	130
		3,928
Consumer staples 0.10%

BFF International Ltd. 7.25% 2020[2]	$ 1,200	1,332
Olam International Ltd. 6.75% 2018	945	912
Marfrig Holdings (Europe) BV 9.875% 2017[2]	300	295
Marfrig Overseas Ltd. 9.50% 2020	200	188
		2,727
Materials 0.10%

CEMEX Finance LLC 9.50% 2016[2]	198	211
CEMEX SAB de CV 9.00% 2018[2]	1,190	1,288
CEMEX España, SA 9.25% 2020[2]	1,063	1,148
		2,647
Industrials 0.05%

Brunswick Rail Finance Ltd. 6.50% 2017	850	851
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	551
		1,402
Total bonds, notes & other debt instruments (cost: $234,001,000)		238,467

Short-term securities 7.44%

Gotham Funding Corp. 0.14%–0.16% due 10/2–11/1/2013[2]	43,400	43,397
Mitsubishi UFJ Trust and Banking Corp. 0.14%–0.17% due 10/7–10/8/2013[2]	27,000	26,999
National Australia Funding (Delaware) Inc. 0.15% due 10/16–11/13/2013[2]	27,700	27,697
BHP Billiton Finance (USA) Limited 0.11%–0.13% due 11/21–12/17/2013[2]	23,700	23,695
Federal Home Loan Bank 0.06%–0.097% due 11/15/2013–3/21/2014	22,800	22,796
International Bank for Reconstruction and Development 0.12% due 10/4/2013	20,800	20,800
Thunder Bay Funding, LLC 0.20% due 1/27/2014[2]	14,400	14,389
Electricité de France 0.17% due 11/27/2013[2]	11,135	11,132
Freddie Mac 0.097%–0.11% due 11/12–11/26/2013	6,000	6,000
Total short-term securities (cost: $196,905,000)		196,905
Total investment securities (cost: $2,186,976,000)		2,648,730
Other assets less liabilities		(3,821)
Net assets		$2,644,909

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $24,904,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation)
					appreciation
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	10/7/2013	Citibank	$1,493	BRL3,530	$ (97)
Brazilian reais	10/21/2013	JPMorgan Chase	$1,734	BRL3,925	(28)
Brazilian reais	10/28/2013	JPMorgan Chase	$1,484	BRL3,325	(5)
Colombian pesos	10/28/2013	Citibank	$1,760	COP3,331,210	17
Japanese yen	11/1/2013	UBS AG	$1,971	¥193,800	(1)
Japanese yen	11/5/2013	HSBC Bank	$19,773	¥1,941,948	12
Mexican pesos	10/23/2013	Barclays Bank PLC	$3,336	MXN43,650	8
Philippine pesos	10/28/2013	Citibank	$1,053	PHP45,475	9
Turkish lira	10/21/2013	Barclays Bank PLC	$1,149	TRY2,320	7
Turkish lira	11/6/2013	HSBC Bank	$2,287	TRY4,625	13
					$(65)

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $219,757,000, which represented 8.31% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,000, which represented less than .01% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.
[5]	Step bond; coupon rate will increase at a later date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $260,000, which represented .01% of the net assets of the fund.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 562,085
Gross unrealized depreciation on investment securities	(117,479)
Net unrealized appreciation on investment securities	444,606
Cost of investment securities for federal income tax purposes	2,204,124

Key to abbreviations and symbols
ADR = American Depositary Receipts		MXN = Mexican pesos
GDR = Global Depositary Receipts		NGN = Nigerian naira
BRL = Brazilian reais		PEN = Peruvian nuevos soles
CLP = Chilean pesos		PHP = Philippine pesos
COP = Colombian pesos		PLN = Polish zloty
€ = Euros		RUB = Russian rubles
GBP = British pounds		TRY = Turkish lira
HUF = Hungarian forints		UYU = Uruguayan pesos
¥ = Japanese yen		ZAR = South African rand

Blue Chip Income and Growth FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 93.38%
		Value
Health care 19.72%	Shares	(000)

Amgen Inc.	2,520,000	$ 282,089
Gilead Sciences, Inc.[1]	4,268,000	268,201
AbbVie Inc.	2,125,000	95,051
Aetna Inc.	1,410,000	90,268
Zimmer Holdings, Inc.	750,000	61,605
St. Jude Medical, Inc.	1,060,000	56,858
Bristol-Myers Squibb Co.	1,125,000	52,065
Humana Inc.	550,000	51,332
Novartis AG (ADR)	650,500	49,900
UnitedHealth Group Inc.	685,000	49,053
Abbott Laboratories	1,375,000	45,636
Medtronic, Inc.	450,000	23,963
Merck & Co., Inc.	500,000	23,805
Cardinal Health, Inc.	400,000	20,860
Boston Scientific Corp.[1]	1,633,832	19,181
		1,189,867
Information technology 17.46%

Microsoft Corp.	6,395,000	213,018
Hewlett-Packard Co.	9,541,152	200,173
Oracle Corp.	4,614,600	153,066
Western Union Co.	6,896,700	128,693
Apple Inc.	227,500	108,461
Texas Instruments Inc.	2,130,000	85,775
International Business Machines Corp.	330,000	61,109
Google Inc., Class A1	57,760	50,593
Intel Corp.	1,200,000	27,504
Maxim Integrated Products, Inc.	843,600	25,139
		1,053,531
Industrials 12.72%

General Dynamics Corp.	1,130,000	98,898
CSX Corp.	3,200,000	82,368
United Parcel Service, Inc., Class B	850,000	77,664
Norfolk Southern Corp.	842,800	65,191
Union Pacific Corp.	375,000	58,252
United Technologies Corp.	500,000	53,910
Illinois Tool Works Inc.	650,000	49,576
Rockwell Automation	450,000	48,123
Cummins Inc.	338,100	44,923
Eaton Corp. PLC	600,000	41,304
Textron Inc.	1,365,000	37,688
General Electric Co.	1,300,000	31,057
Common stocks
		Value
Industrials (continued)	Shares	(000)

PACCAR Inc	500,000	$ 27,830
Emerson Electric Co.	400,000	25,880
Waste Management, Inc.	600,000	24,744
		767,408
Consumer staples 10.09%

Altria Group, Inc.	4,155,000	142,724
CVS/Caremark Corp.	2,000,000	113,500
Philip Morris International Inc.	1,250,000	108,238
Mondelez International, Inc.	1,580,000	49,644
Kimberly-Clark Corp.	500,000	47,110
ConAgra Foods, Inc.	1,200,000	36,408
Kraft Foods Group, Inc.	676,666	35,484
Kellogg Co.	592,000	34,768
PepsiCo, Inc.	400,000	31,800
Lorillard, Inc.	201,459	9,021
		608,697
Telecommunication services 8.57%

Verizon Communications Inc.	3,775,000	176,141
Vodafone Group PLC (ADR)	4,660,000	163,939
CenturyLink, Inc.	3,482,000	109,265
AT&T Inc.	2,000,000	67,640
		516,985
Energy 6.88%

ConocoPhillips	1,500,000	104,265
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	79,177
Apache Corp.	841,400	71,637
Chevron Corp.	570,000	69,255
BP PLC (ADR)	900,000	37,827
Kinder Morgan, Inc.	1,000,000	35,570
Exxon Mobil Corp.	200,000	17,208
		414,939
Consumer discretionary 6.66%

Johnson Controls, Inc.	2,889,643	119,920
General Motors Co.[1]	2,000,000	71,940
YUM! Brands, Inc.	742,300	52,993
Harley-Davidson, Inc.	680,000	43,683
Las Vegas Sands Corp.	650,000	43,173
Wynn Resorts, Ltd.	209,000	33,024
Royal Caribbean Cruises Ltd.	500,000	19,140
Home Depot, Inc.	240,000	18,204
		402,077
Utilities 4.33%

Exelon Corp.	4,051,000	120,072
FirstEnergy Corp.	2,719,100	99,111
Southern Co.	750,000	30,885
Xcel Energy Inc.	250,000	6,902
NextEra Energy, Inc.	50,000	4,008
		260,978
Common stocks
		Value
Financials 3.98%	Shares	(000)

Capital One Financial Corp.	1,450,000	$ 99,673
Prudential Financial, Inc.	789,000	61,526
JPMorgan Chase & Co.	1,190,000	61,511
HSBC Holdings PLC (ADR)	318,749	17,296
		240,006
Materials 2.31%

Dow Chemical Co.	2,075,000	79,680
Praxair, Inc.	300,000	36,063
Celanese Corp., Series A	350,000	18,477
International Flavors & Fragrances Inc.	65,000	5,349
		139,569
Miscellaneous 0.66%

Other common stocks in initial period of acquisition		40,055
Total common stocks (cost: $4,110,865,000)		5,634,112
	Principal amount
Short-term securities 6.00%	(000)

Federal Home Loan Bank 0.04%–0.16% due 11/4/2013–6/17/2014	$81,000	80,982
Jupiter Securitization Co., LLC 0.24%–0.32% due 11/13/2013–2/7/2014[2]	55,400	55,380
Freddie Mac 0.10%–0.13% due 12/18/2013–5/1/2014	43,530	43,518
Fannie Mae 0.09%–0.13% due 10/1–11/18/2013	40,100	40,100
John Deere Capital Corp. 0.08% due 10/2/2013[2]	18,500	18,500
John Deere Financial Ltd. 0.07% due 10/4/2013[2]	11,600	11,600
Procter & Gamble Co. 0.06%–0.09% due 11/7–11/18/2013[2]	22,300	22,299
Coca-Cola Co. 0.11%–0.12% due 10/10–10/15/2013[2]	21,300	21,300
Microsoft Corp. 0.07% due 12/4/2013[2]	16,100	16,099
Chevron Corp. 0.05% due 11/5/2013[2]	12,100	12,099
Private Export Funding Corp. 0.09% due 11/13/2013[2]	11,100	11,098
Federal Farm Credit Banks 0.10% due 1/10/2014	10,300	10,299
Regents of the University of California 0.08% due 11/5/2013	10,000	9,999
Paccar Financial Corp. 0.05% due 10/11/2013	8,400	8,400
Total short-term securities (cost: $361,640,000)		361,673
Total investment securities (cost: $4,472,505,000)		5,995,785
Other assets less liabilities		37,504
Net assets		$6,033,289

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $168,375,000, which represented 2.79% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,566,009
Gross unrealized depreciation on investment securities	(47,851)
Net unrealized appreciation on investment securities	1,518,158
Cost of investment securities for federal income tax purposes	4,477,627

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 97.08%
		Value
Financials 21.21%	Shares	(000)

AXA SA	1,949,200	$ 45,158
CME Group Inc., Class A	546,847	40,401
Marsh & McLennan Companies, Inc.	800,000	34,840
Hospitality Properties Trust	815,000	23,065
JPMorgan Chase & Co.	408,200	21,100
Shinsei Bank, Ltd.	8,060,000	19,516
McGraw Hill Financial, Inc.	280,500	18,398
Wells Fargo & Co.	445,000	18,387
Rayonier Inc.[1]	310,000	17,252
Oaktree Capital Group, LLC	285,000	14,920
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	1,025,000	14,166
KeyCorp	1,205,000	13,737
Sumitomo Mitsui Financial Group, Inc.	280,000	13,516
BNP Paribas SA	194,031	13,125
Mapletree Greater China Commercial Trust[1]	12,985,000	9,264
Goldman Sachs Group, Inc.	55,200	8,733
American Express Co.	115,000	8,685
W. R. Berkley Corp.	200,000	8,572
Sun Hung Kai Properties Ltd.	612,852	8,336
Suncorp Group Ltd.	680,191	8,294
Metropolitan Bank & Trust Co.	4,200,000	8,006
Fairfax Financial Holdings Ltd.	19,000	7,684
Prudential PLC	400,000	7,453
HSBC Holdings PLC	600,000	6,502
Macquarie International Infrastructure Fund Ltd.	36,200,164	5,684
Tokyo Tatemono Co., Ltd.	450,000	4,111
Deutsche Bank AG	87,000	3,995
Citigroup Inc.	75,000	3,638
ICICI Bank Ltd. (ADR)	115,000	3,505
First Southern Bancorp, Inc.[1,2,3]	122,265	650
		410,693
Consumer discretionary 16.55%

Home Depot, Inc.	755,000	57,267
Honda Motor Co., Ltd.	710,000	26,978
Twenty-First Century Fox, Inc., Class A	635,000	21,272
D.R. Horton, Inc.	1,000,000	19,430
HUGO BOSS AG	150,000	19,404
Amazon.com, Inc.[1]	57,400	17,946
Comcast Corp., Class A	384,000	17,338
Toyota Motor Corp.	246,000	15,692
Carnival Corp., units	475,000	15,504
Bayerische Motoren Werke AG	136,000	14,621
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Las Vegas Sands Corp.	198,312	$ 13,172
Time Warner Inc.	200,000	13,162
Coway Co., Ltd.	200,000	11,073
Carnival PLC	275,000	9,322
adidas AG	82,700	8,971
ProSiebenSAT.1 Media AG	200,000	8,496
Toll Brothers, Inc.[1]	250,000	8,108
Asian Pay Television Trust	12,400,000	8,055
Liberty Global PLC, Class A1	41,312	3,278
Liberty Global PLC, Class C1	30,848	2,327
Wynn Resorts, Ltd.	30,000	4,740
SES SA, Class A (FDR)	150,000	4,292
		320,448
Industrials 11.77%

Meggitt PLC	3,156,892	28,058
United Continental Holdings, Inc.[1]	900,000	27,639
Lockheed Martin Corp.	200,000	25,510
European Aeronautic Defence and Space Co. EADS NV	274,000	17,457
Japan Airport Terminal Co. Ltd.	711,900	16,433
Geberit AG	60,000	16,202
Rickmers Maritime[4]	54,840,000	12,458
United Technologies Corp.	115,000	12,399
Nielsen Holdings NV	305,000	11,117
Delta Air Lines, Inc.	450,000	10,616
ASSA ABLOY AB, Class B	228,000	10,466
Vallourec SA	125,000	7,486
Iron Mountain Inc.	268,595	7,258
Ryanair Holdings PLC (ADR)[1]	145,000	7,212
General Electric Co.	255,000	6,092
Abertis Infraestructuras, SA, Class A	300,000	5,830
Kubota Corp.	390,000	5,622
		227,855
Information technology 11.00%

Taiwan Semiconductor Manufacturing Co. Ltd.	17,120,800	58,195
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	225,000	3,816
STMicroelectronics NV	4,370,000	40,302
Google Inc., Class A1	30,000	26,277
Microsoft Corp.	460,000	15,322
Quanta Computer Inc.	5,140,910	11,145
TE Connectivity Ltd.	200,000	10,356
Avago Technologies Ltd.	222,000	9,573
International Business Machines Corp.	50,000	9,259
ASM Pacific Technology Ltd.	737,000	7,478
Alcatel-Lucent[1]	2,050,000	7,344
salesforce.com, inc.[1]	136,000	7,060
Nintendo Co., Ltd.	60,000	6,794
		212,921
Health care 8.98%

Merck & Co., Inc.	1,523,944	72,555
Novartis AG	303,000	23,286
Vertex Pharmaceuticals Inc.[1]	238,877	18,112
Common stocks
		Value
Health care (continued)	Shares	(000)

Takeda Pharmaceutical Co. Ltd.	300,000	$ 14,146
Eli Lilly and Co.	200,000	10,066
AstraZeneca PLC	170,000	8,849
Pfizer Inc.	245,000	7,034
UnitedHealth Group Inc.	95,000	6,803
Novo Nordisk A/S, Class B	39,500	6,706
Quest Diagnostics Inc.	100,000	6,179
		173,736
Consumer staples 7.34%

Unilever NV, depository receipts	550,000	21,396
Mondelez International, Inc.	550,000	17,281
British American Tobacco PLC	318,500	16,894
Imperial Tobacco Group PLC	450,000	16,661
PepsiCo, Inc.	145,000	11,527
Philip Morris International Inc.	125,000	10,824
Kimberly-Clark Corp.	110,000	10,364
Alimentation Couche-Tard Inc., Class B	155,000	9,664
Kraft Foods Group, Inc.	183,333	9,614
Nestlé SA	79,700	5,574
Coca-Cola HBC AG (CDI)	165,000	4,942
Avon Products, Inc.	190,000	3,914
Altria Group, Inc.	100,000	3,435
		142,090
Telecommunication services 5.93%

Vodafone Group PLC	14,845,000	51,910
MTN Group Ltd.	1,100,000	21,474
AT&T Inc.	525,000	17,756
TalkTalk Telecom Group PLC	4,422,000	17,296
Globe Telecom, Inc.	175,695	6,456
		114,892
Utilities 5.45%

National Grid PLC	3,035,225	35,895
Exelon Corp.	500,000	14,820
EDP — Energias de Portugal, SA	3,978,065	14,531
Power Assets Holdings Ltd.	1,540,000	13,780
GDF SUEZ	500,000	12,561
NRG Yield, Inc., Class A	337,800	10,232
PG&E Corp.	90,500	3,703
		105,522
Energy 4.65%

Kinder Morgan, Inc.	576,000	20,488
Coal India Ltd.	2,800,000	13,169
Peyto Exploration & Development Corp.	415,000	12,264
Crescent Point Energy Corp.	291,000	11,018
Royal Dutch Shell PLC, Class A (ADR)	130,000	8,538
Chevron Corp.	62,300	7,569
Enbridge Inc.	152,196	6,357
Oil Search Ltd.	762,137	6,115
Transocean Ltd.	100,000	4,450
		89,968
Common stocks
		Value
Materials 4.20%	Shares	(000)

Dow Chemical Co.	445,000	$ 17,088
Cliffs Natural Resources Inc.	681,200	13,965
Nucor Corp.	270,000	13,235
Yamana Gold Inc.	1,000,000	10,397
Impala Platinum Holdings Ltd.	685,648	8,459
BASF SE	86,000	8,249
Rio Tinto PLC	113,000	5,530
Fletcher Building Ltd.	550,000	4,340
		81,263
Total common stocks (cost: $1,503,842,000)		1,879,388
Rights & warrants 0.02%

Industrials 0.02%

Abertis Infraestructuras, SA, Class A, rights, expire 2013[1]	300,000	292
Total rights & warrants (cost: $0)		292
Convertible securities 0.48%
	Shares or
Materials 0.40%	principal amount

Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	7,740
Consumer discretionary 0.06%

MGM Resorts International 4.25% convertible notes 2015	$939,000	1,198
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3]	209	433
Total convertible securities (cost: $6,878,000)		9,371
Bonds, notes & other debt instruments 1.11%
	Principal amount
Financials 0.60%	(000)

Zions Bancorporation 5.65% 2014	$1,310	1,333
Zions Bancorporation 5.50% 2015	5,880	6,124
Zions Bancorporation 6.00% 2015	3,955	4,238
		11,695
Consumer discretionary 0.31%

Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,005
Telecommunication services 0.20%

NII Capital Corp. 8.875% 2019	575	451
NII Capital Corp. 11.375% 2019[5]	800	832
NII Capital Corp. 7.625% 2021	3,625	2,592
		3,875

Total bonds, notes & other debt instruments (cost: $18,251,000)		21,575
	Principal amount	Value
Short-term securities 0.66%	(000)	(000)

Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[5]	$10,300	$ 10,299
General Electric Co. 0.05% due 10/1/2013	2,400	2,400
Total short-term securities (cost: $12,697,000)		12,699
Total investment securities (cost: $1,541,668,000)		1,923,325
Other assets less liabilities		12,625
Net assets		$1,935,950

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2013, appear below.

						Value
						of affiliate
					Dividend income	at 9/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	27,420,000	—	54,840,000	$658	$12,458

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,083,000, which represented .06% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$ 2,006	$ 650.04%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	433.02
Total restricted securities		$2,006	$1,083.06%

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,131,000, which represented .57% of the net assets of the fund.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 440,986
Gross unrealized depreciation on investment securities	(68,669)
Net unrealized appreciation on investment securities	372,317
Cost of investment securities for federal income tax purposes	1,551,008

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

Growth-Income FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 92.66%
		Value
Health care 16.89%	Shares	(000)

Gilead Sciences, Inc.[1]	13,702,000	$ 861,034
Amgen Inc.	4,557,000	510,111
Edwards Lifesciences Corp.[1]	2,793,900	194,539
Illumina, Inc.[1]	2,300,000	185,909
Alexion Pharmaceuticals, Inc.[1]	1,590,000	184,694
Biogen Idec Inc.[1]	761,000	183,218
Merck & Co., Inc.	3,553,090	169,163
UnitedHealth Group Inc.	2,350,000	168,284
Humana Inc.	1,268,000	118,342
Hologic, Inc.[1]	5,661,300	116,906
Forest Laboratories, Inc.[1]	2,294,178	98,168
Merck KGaA	619,726	96,709
Cardinal Health, Inc.	1,800,000	93,870
Aetna Inc.	1,462,000	93,597
AbbVie Inc.	2,000,000	89,460
Stryker Corp.	1,259,551	85,133
Express Scripts Holding Co.[1]	1,372,500	84,793
BioMarin Pharmaceutical Inc.[1]	1,146,000	82,764
Thermo Fisher Scientific Inc.	886,000	81,645
Allergan, Inc.	885,000	80,048
GlaxoSmithKline PLC	2,850,000	71,861
Pfizer Inc.	2,468,851	70,881
Quest Diagnostics Inc.	980,000	60,554
Zimmer Holdings, Inc.	665,000	54,623
Abbott Laboratories	1,300,000	43,147
Bayer AG	350,000	41,270
Boston Scientific Corp.[1]	2,900,000	34,046
Novartis AG	365,000	28,051
Medtronic, Inc.	315,000	16,774
		3,999,594
Information technology 15.07%

Microsoft Corp.	18,195,000	606,075
Google Inc., Class A1	552,700	484,115
Texas Instruments Inc.	11,583,559	466,470
Oracle Corp.	13,993,000	464,148
Yahoo! Inc.[1]	7,478,100	247,974
Apple Inc.	314,700	150,033
Accenture PLC, Class A	2,025,000	149,121
Intuit Inc.	2,035,000	134,941
Autodesk, Inc.[1]	2,500,000	102,925
SAP AG	1,239,500	91,674
Xilinx, Inc.	1,897,400	88,912
Common stocks
		Value
Information technology (continued)	Shares	(000)

Motorola Solutions, Inc.	1,294,642	$ 76,876
KLA-Tencor Corp.	1,250,000	76,063
Adobe Systems Inc.[1]	1,370,000	71,158
Intel Corp.	3,000,000	68,760
Computer Sciences Corp.	1,233,000	63,795
Rackspace Hosting, Inc.[1]	1,050,779	55,439
Automatic Data Processing, Inc.	715,000	51,752
Linear Technology Corp.	1,200,000	47,592
Maxim Integrated Products, Inc.	1,120,000	33,376
Quanta Computer Inc.	7,140,000	15,479
Nintendo Co., Ltd.	75,000	8,492
Western Union Co.	400,000	7,464
First Solar, Inc.[1]	170,000	6,836
		3,569,470
Consumer discretionary 13.34%

Amazon.com, Inc.[1]	1,355,000	423,627
Home Depot, Inc.	4,775,000	362,184
Time Warner Inc.	4,646,667	305,797
General Motors Co.[1]	7,796,330	280,434
Twenty-First Century Fox, Inc., Class A	8,332,700	279,145
Comcast Corp., Class A	4,203,000	189,765
Comcast Corp., Class A, special nonvoting shares	1,000,000	43,370
Mattel, Inc.	4,495,000	188,161
Melco Crown Entertainment Ltd. (ADR)[1]	4,500,000	143,235
Garmin Ltd.	2,400,000	108,456
Carnival Corp., units	3,320,000	108,365
Johnson Controls, Inc.	2,471,000	102,546
Fiat SpA[1]	12,000,000	95,619
Royal Caribbean Cruises Ltd.	2,363,000	90,456
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	78,951
DIRECTV[1]	1,310,000	78,272
Newell Rubbermaid Inc.	2,475,000	68,063
NIKE, Inc., Class B	808,360	58,719
Daimler AG	744,500	58,035
Time Warner Cable Inc.	398,179	44,437
Nordstrom, Inc.	600,000	33,720
British Sky Broadcasting Group PLC	1,155,000	16,268
Motors Liquidation Co. GUC Trust[1]	21,864	775
		3,158,400
Industrials 11.38%

CSX Corp.	11,500,000	296,010
General Dynamics Corp.	2,807,000	245,669
Precision Castparts Corp.	939,400	213,469
Waste Management, Inc.	4,744,200	195,651
3M Co.	1,606,000	191,772
Nielsen Holdings NV	4,441,839	161,905
United Parcel Service, Inc., Class B	1,421,400	129,873
Emerson Electric Co.	1,930,000	124,871
Rockwell Automation	1,147,600	122,724
Cummins Inc.	805,000	106,960
General Electric Co.	4,000,000	95,560
Schneider Electric SA	1,100,000	93,023
Common stocks
		Value
Industrials (continued)	Shares	(000)

Union Pacific Corp.	590,600	$ 91,744
Norfolk Southern Corp.	1,109,687	85,834
Verisk Analytics, Inc., Class A1	1,200,000	77,952
Textron Inc.	2,670,100	73,721
United Technologies Corp.	625,000	67,387
Southwest Airlines Co.	3,860,000	56,202
European Aeronautic Defence and Space Co. EADS NV	875,000	55,748
United Continental Holdings, Inc.[1]	1,635,000	50,211
Iron Mountain Inc.	1,835,742	49,602
Republic Services, Inc.	1,430,000	47,705
Lockheed Martin Corp.	267,000	34,056
PACCAR Inc	480,000	26,717
		2,694,366
Energy 8.80%

EOG Resources, Inc.	2,313,353	391,604
Schlumberger Ltd.	4,262,000	376,590
Chevron Corp.	1,976,200	240,108
ConocoPhillips	2,723,360	189,301
Royal Dutch Shell PLC, Class A (ADR)	2,850,000	187,188
Baker Hughes Inc.	3,388,000	166,351
FMC Technologies, Inc.[1]	2,874,300	159,294
Apache Corp.	1,370,000	116,642
BP PLC	13,619,409	95,492
Devon Energy Corp.	1,000,000	57,760
Eni SpA	1,967,000	45,105
OJSC Gazprom (ADR)	4,534,200	39,946
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	1,190,000	19,909
		2,085,290
Materials 7.64%

Dow Chemical Co.	10,649,100	408,926
Celanese Corp., Series A	5,773,900	304,804
Air Products and Chemicals, Inc.	1,680,000	179,038
Praxair, Inc.	944,624	113,553
International Flavors & Fragrances Inc.	1,255,000	103,287
Avery Dennison Corp.	2,225,000	96,832
Valspar Corporation	1,433,600	90,933
Freeport-McMoRan Copper & Gold Inc.	2,700,000	89,316
Sealed Air Corp.	3,200,000	87,008
Rio Tinto PLC	1,742,000	85,252
ArcelorMittal	4,980,000	68,450
Mosaic Co.	1,202,000	51,710
Newmont Mining Corp.	1,475,000	41,448
CRH PLC	1,600,000	38,215
Barrick Gold Corp.	1,600,000	29,792
SSAB Svenskt Stål AB, Class A	3,276,684	21,388
		1,809,952
Consumer staples 6.77%

Philip Morris International Inc.	6,294,500	545,041
Coca-Cola Co.	5,135,400	194,529
Altria Group, Inc.	3,815,000	131,045
Pernod Ricard SA	1,031,570	128,099
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Green Mountain Coffee Roasters, Inc.[1]	1,624,334	$ 122,361
L’Oréal SA, non-registered shares	570,000	97,894
CVS/Caremark Corp.	1,670,000	94,773
Asahi Group Holdings, Ltd.	3,400,000	89,207
PepsiCo, Inc.	998,419	79,374
Molson Coors Brewing Co., Class B	1,033,600	51,814
Mondelez International, Inc.	1,304,100	40,975
Avon Products, Inc.	1,335,000	27,501
		1,602,613
Financials 6.52%

Prudential Financial, Inc.	2,100,000	163,758
State Street Corp.	2,280,000	149,910
Marsh & McLennan Companies, Inc.	2,789,100	121,465
HSBC Holdings PLC (Hong Kong)	7,176,000	78,043
HSBC Holdings PLC (ADR)	769,270	41,741
Weyerhaeuser Co.[1]	3,784,541	108,351
JPMorgan Chase & Co.	2,000,000	103,380
Principal Financial Group, Inc.	2,200,000	94,204
Willis Group Holdings PLC	1,946,400	84,338
Mizuho Financial Group, Inc.	38,115,000	82,593
NYSE Euronext	1,860,000	78,083
Barclays PLC	16,435,000	70,641
UBS AG	3,058,666	62,570
Wells Fargo & Co.	1,500,000	61,980
U.S. Bancorp	1,235,000	45,176
Aon PLC, Class A	525,000	39,081
Goldman Sachs Group, Inc.	244,000	38,603
Home Loan Servicing Solutions, Ltd.	1,655,000	36,427
Moody’s Corp.	447,458	31,470
Citigroup Inc.	600,000	29,106
Bank of New York Mellon Corp.	805,000	24,303
		1,545,223
Telecommunication services 2.38%

Verizon Communications Inc.	5,720,900	266,937
Crown Castle International Corp.[1]	1,623,600	118,571
SoftBank Corp.	1,150,800	79,495
CenturyLink, Inc.	2,428,775	76,215
Telephone and Data Systems, Inc.	771,390	22,795
		564,013
Utilities 0.62%

PG&E Corp.	1,384,000	56,633
FirstEnergy Corp.	1,430,000	52,124
Exelon Corp.	1,300,000	38,532
		147,289
Miscellaneous 3.25%

Other common stocks in initial period of acquisition		772,879
Total common stocks (cost: $14,442,669,000)		21,949,089
Preferred securities 0.03%
		Value
Financials 0.03%	Shares	(000)

First Niagara Financial Group, Inc., Series B, 8.625%	238,600	$ 6,863
Total preferred securities (cost: $5,965,000)		6,863
Rights & warrants 0.04%

Consumer discretionary 0.02%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	2,092
General Motors Co., Series B, warrants, expire 2019[1]	79,175	1,473
		3,565
Miscellaneous 0.02%

Other rights & warrants in initial period of acquisition		5,371
Total rights & warrants (cost: $3,908,000)		8,936
Convertible securities 0.52%
	Shares or
Industrials 0.26%	principal amount

United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610,000	30,759
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	30,679
		61,438
Consumer discretionary 0.10%

General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	23,325
Financials 0.04%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[2]	6,000	9,360
Miscellaneous 0.12%

Other convertible securities in initial period of acquisition		28,291
Total convertible securities (cost: $91,454,000)		122,414
Bonds, notes & other debt instruments 0.35%
	Principal amount
Financials 0.13%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$29,049	31,548
Telecommunication services 0.11%

Sprint Nextel Corp. 9.125% 2017	13,000	15,015
Sprint Nextel Corp. 11.50% 2021	8,325	10,739
		25,754
U.S. Treasury bonds & notes 0.06%

U.S. Treasury 0.25% 2015	14,925	14,924
Federal agency bonds & notes 0.05%

Freddie Mac 0.375% 2013	11,000	11,002
Total bonds, notes & other debt instruments (cost: $77,248,000)		83,228
	Principal amount	Value
Short-term securities 6.37%	(000)	(000)

Freddie Mac 0.07%–0.16% due 10/15/2013–6/27/2014	$508,100	$ 507,961
Fannie Mae 0.10%–0.15% due 12/16/2013–6/2/2014	272,800	272,673
Coca-Cola Co. 0.12%–0.18% due 10/4/2013–1/6/2014[4]	108,600	108,592
Federal Home Loan Bank 0.06%–0.13% due 10/16/2013–3/21/2014	96,900	96,891
Wells Fargo & Co. 0.13%–0.18% due 11/13–11/19/2013	95,900	95,874
Chevron Corp. 0.05%–0.06% due 10/1–11/1/2013[4]	80,900	80,899
U.S. Treasury Bill 0.13% due 5/29/2014	50,000	49,987
Chariot Funding, LLC 0.24%–0.25% due 10/29–11/22/2013[4]	49,800	49,794
Medtronic Inc. 0.07% due 11/13/2013[4]	44,800	44,796
Abbott Laboratories 0.06% due 10/17/2013[4]	40,000	39,999
Wal-Mart Stores, Inc. 0.06% due 11/12/2013[4]	35,000	34,997
E.I. duPont de Nemours and Co. 0.06%–0.07% due 10/18–11/12/2013[4]	34,500	34,498
Parker-Hannifin Corp. 0.08% due 10/10/2013[4]	30,300	30,299
Paccar Financial Corp. 0.09%–0.10% due 10/3–12/5/2013	22,500	22,494
Emerson Electric Co. 0.06% due 12/16/2013[4]	19,700	19,697
Army and Air Force Exchange Service 0.10% due 12/10/2013[4]	12,000	11,996
Regents of the University of California 0.08% due 11/14/2013	7,696	7,695
Total short-term securities (cost: $1,508,925,000)		1,509,142
Total investment securities (cost: $16,130,169,000)		23,679,672
Other assets less liabilities		7,371
Net assets		$23,687,043

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $68,839,000 over the prior three-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	10/25/2013	Barclays Bank PLC	$53,341	¥5,300,000	$ (586)
Swiss francs	10/28/2013	Bank of America, N.A.	$15,580	CHF14,200	(126)
					$(712)

[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $455,567,000, which represented 1.92% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,912,651
Gross unrealized depreciation on investment securities	(374,348)
Net unrealized appreciation on investment securities	7,538,303
Cost of investment securities for federal income tax purposes	16,141,369

Key to abbreviations and symbol

ADR = American Depositary Receipts

CHF = Swiss francs

¥ = Japanese yen

International Growth and
Income FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 93.58%
		Value
Financials 20.41%	Shares	(000)

Aviva PLC	2,718,500	$ 17,463
BNP Paribas SA	233,700	15,808
Prudential PLC	755,374	14,075
HSBC Holdings PLC (Hong Kong)	539,200	5,864
HSBC Holdings PLC (United Kingdom)	440,000	4,768
Banco Bilbao Vizcaya Argentaria, SA	610,714	6,824
Banco Bilbao Vizcaya Argentaria, SA (ADR)	308,410	3,448
Cheung Kong (Holdings) Ltd.	610,000	9,289
Sberbank of Russia (ADR)	580,500	6,995
Sberbank of Russia (GDR)[1]	116,832	1,408
bank muscat (SAOG)	5,262,000	8,378
Japan Real Estate Investment Corp.	716	8,362
Credit Suisse Group AG	240,219	7,337
Siam Commercial Bank PCL	1,505,000	7,121
Henderson Land Development Co. Ltd.	1,122,480	6,932
Assicurazioni Generali SpA	340,000	6,785
Banco Santander, SA2	752,722	6,138
Link Real Estate Investment Trust	1,236,000	6,064
Mitsui Fudosan Co., Ltd.	172,000	5,766
Nordea Bank AB	477,000	5,752
Barclays PLC	1,334,000	5,734
Deutsche Bank AG	122,000	5,602
Sun Life Financial Inc.	111,700	3,568
Axis Bank Ltd.	211,901	3,412
Mizuho Financial Group, Inc.	1,400,000	3,034
Svenska Handelsbanken AB, Class A	67,500	2,887
Investor AB, Class B	93,600	2,840
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	2,557
Westfield Group, units	232,500	2,388
Sampo Oyj, Class A	49,700	2,135
Commerzbank AG, non-registered shares[2]	71,778	826
CapitaMall Trust	119,000	186
		189,746
Consumer discretionary 16.31%

H & M Hennes & Mauritz AB, Class B	381,700	16,577
Hyundai Motor Co.	42,760	9,987
Crown Ltd.	564,000	8,182
Genting Singapore PLC	7,083,000	8,102
Volkswagen AG, nonvoting preferred	34,180	8,057
William Hill PLC	1,214,888	7,926
ProSiebenSAT.1 Media AG	175,000	7,434
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

L’Occitane International SA	2,840,000	$ 7,415
Whitbread PLC	148,184	7,111
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,706
WPP PLC	292,700	6,018
adidas AG	46,000	4,990
Bayerische Motoren Werke AG	45,250	4,865
Golden Eagle Retail Group Ltd.	2,702,000	4,215
Ladbrokes PLC	1,515,000	4,150
Galaxy Entertainment Group Ltd.[2]	550,000	3,858
Pearson PLC	170,000	3,459
Isuzu Motors Ltd.	525,000	3,450
Swatch Group Ltd, non-registered shares	5,225	3,363
Li & Fung Ltd.	2,309,000	3,358
RTL Group SA, non-registered shares	32,100	3,257
Burberry Group PLC	122,978	3,253
Cie. Financière Richemont SA, Class A	31,940	3,200
Sands China Ltd.	486,000	3,005
Liberty Global PLC, Class C2	19,600	1,478
Liberty Global PLC, Class A2	18,500	1,468
Kingfisher PLC	415,100	2,593
Nissan Motor Co., Ltd.	213,000	2,132
Daimler AG	24,700	1,925
		151,534
Consumer staples 11.56%

Philip Morris International Inc.	268,240	23,227
Pernod Ricard SA	146,414	18,181
British American Tobacco PLC	301,600	15,998
Nestlé SA	124,000	8,673
CALBEE, Inc.	284,400	8,234
Anheuser-Busch InBev NV	76,300	7,595
SABMiller PLC	133,000	6,768
Danone SA	76,400	5,751
Japan Tobacco Inc.	138,300	4,967
Charoen Pokphand Foods PCL	4,563,800	3,502
Orion Corp.	3,000	2,660
Treasury Wine Estates Ltd.	465,766	1,921
		107,477
Health care 9.90%

Novartis AG	361,870	27,810
Teva Pharmaceutical Industries Ltd. (ADR)	328,000	12,392
Novo Nordisk A/S, Class B	64,700	10,985
Orion Oyj, Class B	429,600	10,822
Glenmark Pharmaceuticals Ltd.	1,180,000	10,007
Sonic Healthcare Ltd.	428,775	6,476
Fresenius SE & Co. KGaA	37,000	4,596
Bayer AG	27,100	3,195
GlaxoSmithKline PLC	116,800	2,945
Fresenius Medical Care AG & Co. KGaA	43,100	2,804
		92,032
Industrials 9.11%

VINCI SA	346,733	20,156
ASSA ABLOY AB, Class B	206,800	9,493
Rolls-Royce Holdings PLC[2]	525,000	9,451
Common stocks
		Value
Industrials (continued)	Shares	(000)

Jardine Matheson Holdings Ltd.	115,000	$ 6,313
Rexel SA	199,958	5,086
BAE Systems PLC	647,000	4,759
Babcock International Group PLC	245,000	4,744
Schneider Electric SA	49,328	4,171
Hutchison Whampoa Ltd.	347,000	4,156
AB Volvo, Class B	249,800	3,741
Bunzl PLC	170,752	3,699
Legrand SA	55,000	3,052
Capita PLC	183,000	2,951
Andritz AG	40,000	2,352
Hutchison Port Holdings Trust	668,000	521
		84,645
Utilities 8.30%

EDP — Energias de Portugal, SA	8,182,137	29,887
National Grid PLC	1,424,696	16,848
Power Assets Holdings Ltd.	1,168,000	10,451
SSE PLC	350,350	8,360
PT Perusahaan Gas Negara (Persero) Tbk	15,271,500	6,858
ENN Energy Holdings Ltd.	858,000	4,768
		77,172
Telecommunication services 7.34%

Vodafone Group PLC	6,658,414	23,283
SoftBank Corp.	131,500	9,084
Singapore Telecommunications Ltd.	2,772,000	8,242
TeliaSonera AB	883,000	6,765
Ziggo NV	142,047	5,753
Shin Corp. PCL	1,983,000	5,230
China Communications Services Corp. Ltd., Class H	7,054,800	4,121
OJSC Mobile TeleSystems (ADR)	117,000	2,604
Advanced Info Service PCL	230,000	1,875
Philippine Long Distance Telephone Co.	12,200	835
Türk Telekomünikasyon AS, Class D	134,000	466
		68,258
Energy 3.96%

BP PLC	2,853,651	20,008
BG Group PLC	645,200	12,331
WorleyParsons Ltd.	196,400	4,456
		36,795
Information technology 3.88%

Youku Inc., Class A (ADR)[2]	557,300	15,270
Delta Electronics, Inc.	1,380,760	6,701
Samsung Electronics Co. Ltd.	4,105	5,222
TPK Holding Co., Ltd.	550,000	4,995
Quanta Computer Inc.	986,240	2,138
Mail.Ru Group Ltd. (GDR)	45,000	1,719
		36,045
Materials 2.46%

Rio Tinto PLC	101,600	4,972
Syngenta AG	12,080	4,934
Nampak Ltd.	1,246,900	3,876
Common stocks
		Value
Materials (continued)	Shares	(000)

BASF SE	31,200	$ 2,992
Amcor Ltd.	282,000	2,752
Arkema SA	19,000	2,117
Ube Industries, Ltd.	647,000	1,218
		22,861
Miscellaneous 0.35%

Other common stocks in initial period of acquisition		3,274
Total common stocks (cost: $776,144,000)		869,839
Rights & warrants 0.06%

Financials 0.06%

Barclays PLC, rights, expire 2013[2]	333,500	436
Banco Bilbao Vizcaya Argentaria SA, rights, expire 2013[2]	610,714	83
Total rights & warrants (cost: $82,000)		519
Convertible securities 0.32%
	Principal amount
Financials 0.32%	(000)

Bank of Ireland, convertible notes 10.00% 2016	€1,950	2,787
bank muscat (SAOG) 4.50% convertible notes 2016	OMR781	215
Total convertible securities (cost: $2,853,000)		3,002
Bonds, notes & other debt instruments 0.71%

Telecommunication services 0.32%

América Móvil, SAB de CV 6.45% 2022	MXN 5,930	429
América Móvil, SAB de CV 8.46% 2036	18,100	1,354
MTS International Funding Ltd. 8.625% 2020	$1,050	1,232
		3,015
Consumer staples 0.18%

Marfrig Holdings (Europe) BV 8.375% 2018	1,000	915
Marfrig Overseas Ltd. 9.50% 2020[1]	812	763
		1,678
Energy 0.12%

Gazprom OJSC 4.95% 2022[1]	825	799
Gazprom OJSC, Series 9, 6.51% 2022	270	291
		1,090
Bonds & notes of governments outside the U.S. 0.07%

Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	605
Financials 0.02%

Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[1,3]	$200	219
Total bonds, notes & other debt instruments (cost: $6,727,000)		6,607
	Principal amount	Value
Short-term securities 5.29%	(000)	(000)

Svenska Handelsbanken Inc. 0.18% due 11/19/2013[1]	$15,200	$ 15,196
Electricité de France 0.16% due 11/4/2013[1]	11,400	11,398
Gotham Funding Corp. 0.14%–0.16% due 10/10–11/6/2013[1]	11,200	11,199
BHP Billiton Finance (USA) Limited 0.11% due 11/21/2013[1]	7,800	7,798
Federal Home Loan Bank 0.09% due 10/16/2013	3,550	3,550
Total short-term securities (cost: $49,142,000)		49,141
Total investment securities (cost: $834,948,000)		929,108
Other assets less liabilities		413
Net assets		$929,521

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,780,000, which represented 5.25% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$109,783
Gross unrealized depreciation on investment securities	(18,284)
Net unrealized appreciation on investment securities	91,499
Cost of investment securities for federal income tax purposes	837,609

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Asset Allocation FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 68.67%
		Value
Consumer discretionary 11.90%	Shares	(000)

Comcast Corp., Class A	7,325,000	$ 330,724
Home Depot, Inc.	3,450,000	261,682
Amazon.com, Inc.[1]	550,000	171,952
VF Corp.	700,000	139,335
General Motors Co.[1]	3,500,000	125,895
Twenty-First Century Fox, Inc., Class A	3,600,000	120,600
Naspers Ltd., Class N	1,265,000	116,977
DIRECTV[1]	1,700,000	101,575
Toyota Motor Corp.	1,400,000	89,303
Gentex Corp.	3,200,000	81,888
Walt Disney Co.	1,250,000	80,612
NIKE, Inc., Class B	1,040,000	75,546
Johnson Controls, Inc.	1,750,000	72,625
Cooper-Standard Holdings Inc.[1]	123,234	6,162
Revel AC, Inc.[1,2,3]	91,401	780
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	265
		1,775,921
Financials 11.35%

ACE Ltd.	2,520,000	235,771
Goldman Sachs Group, Inc.	1,350,000	213,584
American Express Co.	2,600,000	196,352
JPMorgan Chase & Co.	2,750,000	142,148
Citigroup Inc.	2,750,000	133,403
American Tower Corp.	1,550,000	114,901
Bank of America Corp.	8,000,000	110,400
First Republic Bank	1,900,000	88,597
Progressive Corp.	2,950,000	80,328
Marsh & McLennan Companies, Inc.	1,740,000	75,777
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	72,975
Allstate Corp.	1,400,000	70,770
Moody’s Corp.	765,000	53,802
Arch Capital Group Ltd.[1]	860,000	46,552
HDFC Bank Ltd. (ADR)	1,500,000	46,170
Morgan Stanley	450,000	12,127
		1,693,657
Health care 9.08%

Merck & Co., Inc.	5,750,000	273,758
Gilead Sciences, Inc.[1]	3,400,000	213,656
Johnson & Johnson	2,175,000	188,551
Bristol-Myers Squibb Co.	3,850,000	178,178
Pfizer Inc.	4,685,000	134,506
Common stocks
		Value
Health care (continued)	Shares	(000)

UnitedHealth Group Inc.	1,500,000	$ 107,415
Quest Diagnostics Inc.	1,400,000	86,506
Incyte Corp.[1]	2,185,000	83,358
Baxter International Inc.	1,000,000	65,690
Humana Inc.	250,000	23,332
		1,354,950
Energy 7.94%

Kinder Morgan, Inc.	7,460,000	265,352
Chevron Corp.	1,625,000	197,437
Noble Energy, Inc.	1,600,000	107,216
Oil States International, Inc.[1]	1,000,000	103,460
Technip SA	850,000	99,802
Transocean Ltd.	2,000,000	89,000
Concho Resources Inc.[1]	795,000	86,504
Core Laboratories NV	500,000	84,605
Denbury Resources Inc.[1]	4,000,000	73,640
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	54,215
EOG Resources, Inc.	50,000	8,464
Pioneer Natural Resources Co.	42,000	7,930
Cabot Oil & Gas Corp.	170,000	6,344
		1,183,969
Industrials 7.54%

Boeing Co.	2,400,000	282,000
Lockheed Martin Corp.	2,100,000	267,855
General Electric Co.	5,300,000	126,617
Parker-Hannifin Corp.	900,000	97,848
Danaher Corp.	1,220,000	84,570
Rockwell Collins, Inc.	1,180,000	80,075
Canadian Pacific Railway Ltd.	500,000	61,691
Cummins Inc.	330,000	43,847
Beech Holdings, LLC[1,2,3]	2,447,521	20,192
Rockwell Automation	140,000	14,972
United Technologies Corp.	130,000	14,017
Precision Castparts Corp.	50,000	11,362
Waste Connections, Inc.	240,000	10,898
CEVA Group PLC[1,2,4]	6,142	7,926
Nortek, Inc.[1]	8,852	608
Atrium Corp.[1,2,4]	535	1
		1,124,479
Information technology 7.49%

Microsoft Corp.	10,970,000	365,411
ASML Holding NV (New York registered)	2,155,000	212,828
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	165,699
Texas Instruments Inc.	3,000,000	120,810
Concur Technologies, Inc.[1]	900,000	99,450
VeriSign, Inc.[1]	1,700,000	86,513
Google Inc., Class A1	77,000	67,445
		1,118,156
Common stocks
		Value
Consumer staples 4.93%	Shares	(000)

Unilever NV (New York registered)	3,445,000	$ 129,946
Wal-Mart Stores, Inc.	1,725,000	127,581
PepsiCo, Inc.	1,450,000	115,275
Kimberly-Clark Corp.	1,120,000	105,526
Coca-Cola Co.	2,000,000	75,760
Procter & Gamble Co.	770,000	58,204
Nestlé SA	830,000	58,050
Colgate-Palmolive Co.	920,000	54,556
Philip Morris International Inc.	125,000	10,824
		735,722
Materials 4.22%

FMC Corp.	2,500,000	179,300
Dow Chemical Co.	3,000,000	115,200
Monsanto Co.	900,000	93,933
Sealed Air Corp.	3,000,000	81,570
LyondellBasell Industries NV, Class A	1,000,000	73,230
Nucor Corp.	1,250,000	61,275
Praxair, Inc.	110,000	13,223
Potash Corp. of Saskatchewan Inc.	300,000	9,384
NewPage Holdings Inc.[1,2,3]	21,920	2,178
		629,293
Utilities 1.47%

PG&E Corp.	1,910,000	78,157
FirstEnergy Corp.	1,065,000	38,819
Exelon Corp.	1,250,000	37,050
Duke Energy Corp.	540,000	36,061
Edison International	625,000	28,788
		218,875
Telecommunication services 0.52%

AT&T Inc.	1,500,000	50,730
Vodafone Group PLC	4,200,000	14,687
SoftBank Corp.	167,500	11,570
		76,987
Miscellaneous 2.23%

Other common stocks in initial period of acquisition		333,099
Total common stocks (cost: $6,982,630,000)		10,245,108
Rights & warrants 0.01%

Consumer discretionary 0.01%

Cooper-Standard Holdings Inc., warrants, expire 2017[1]	38,220	917
Total rights & warrants (cost: $432,000)		917
Convertible securities 0.15%

Industrials 0.05%

CEVA Group PLC, Series A-2, 2.244% convertible preferred[2,3]	5,998	7,740
Convertible securities
		Value
Consumer discretionary 0.03%	Shares	(000)

Cooper-Standard Holdings Inc. 7.00% convertible preferred[2,4]	19,937	$ 4,277
Miscellaneous 0.07%

Other convertible securities in initial period of acquisition		10,811
Total convertible securities (cost: $17,001,000)		22,828
Bonds, notes & other debt instruments 21.29%
U.S. Treasury bonds & notes 7.87%	Principal amount
U.S. Treasury 6.91%	(000)

U.S. Treasury 1.50% 2013	$ 20,000	20,073
U.S. Treasury 0.25% 2014	200,000	200,148
U.S. Treasury 1.875% 2014	34,845	35,210
U.S. Treasury 1.875% 2014	17,000	17,129
U.S. Treasury 2.625% 2014	105,000	107,203
U.S. Treasury 2.625% 2014	7,625	7,769
U.S. Treasury 1.50% 2016	68,000	69,755
U.S. Treasury 1.75% 2016	22,500	23,228
U.S. Treasury 2.00% 2016	154,500	160,198
U.S. Treasury 2.375% 2016	74,000	77,539
U.S. Treasury 7.25% 2016	2,000	2,353
U.S. Treasury 0.875% 2017	26,000	25,989
U.S. Treasury 2.625% 2018	96,500	102,403
U.S. Treasury 3.50% 2018	56,630	62,240
U.S. Treasury 6.25% 2023	26,235	34,745
U.S. Treasury 3.75% 2041	30,000	30,509
U.S. Treasury 4.75% 2041	15,000	17,981
U.S. Treasury 3.125% 2043	40,000	35,862
		1,030,334
U.S. Treasury inflation-protected securities[5] 0.96%

U.S. Treasury Inflation-Protected Security 1.875% 2015	29,273	30,925
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,285	10,614
U.S. Treasury Inflation-Protected Security 0.125% 2018	37,389	38,553
U.S. Treasury Inflation-Protected Security 0.375% 2023	47,177	46,967
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,135	3,548
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,240	12,527
		143,134
Total U.S. Treasury bonds & notes		1,173,468
Mortgage-backed obligations[6] 5.01%

Fannie Mae 6.00% 2021	105	115
Fannie Mae 6.00% 2026	987	1,087
Fannie Mae 2.50% 2028	77,000	77,481
Fannie Mae 5.50% 2033	1,656	1,813
Fannie Mae 5.50% 2033	1,138	1,243
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	335	308
Fannie Mae 5.50% 2036	2,415	2,641
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	893	996
Fannie Mae 5.50% 2037	924	1,011
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 5.50% 2037	$ 677	$ 738
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	187	206
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	117	128
Fannie Mae 6.00% 2037	6,961	7,666
Fannie Mae 6.00% 2037	121	133
Fannie Mae 6.00% 2038	16,680	18,234
Fannie Mae 6.00% 2038	5,005	5,471
Fannie Mae 6.00% 2038	4,298	4,708
Fannie Mae 6.00% 2038	353	385
Fannie Mae 6.00% 2038	225	246
Fannie Mae 6.00% 2038	213	232
Fannie Mae 6.00% 2039	5	6
Fannie Mae 4.00% 2040	9,146	9,613
Fannie Mae 4.196% 2040[7]	873	922
Fannie Mae 4.50% 2040	16,140	17,279
Fannie Mae 4.50% 2040	1,220	1,305
Fannie Mae 4.00% 2041	7,486	7,874
Fannie Mae 4.00% 2041	5,838	6,140
Fannie Mae 4.50% 2041	14,156	15,170
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	346	413
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	85	101
Fannie Mae 3.00% 2042	61,241	60,024
Fannie Mae 3.00% 2043	15,439	15,094
Fannie Mae 3.00% 2043	1,962	1,921
Fannie Mae 3.00% 2043	1,343	1,315
Fannie Mae 3.00% 2043	1,272	1,246
Fannie Mae 3.50% 2043	80,483	82,017
Fannie Mae 4.00% 2043	70,000	73,423
Fannie Mae 4.00% 2043	50,000	52,273
Fannie Mae 4.50% 2043	85,000	90,817
Fannie Mae 4.50% 2043	4,996	5,356
Fannie Mae 5.50% 2043	4,530	4,938
Fannie Mae 6.00% 2043	24,158	26,427
Fannie Mae 7.00% 2047	590	667
Fannie Mae 7.00% 2047	300	339
Fannie Mae 7.00% 2047	15	17
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[7]	2,062	2,079
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	5,894
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	7,000	7,431
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[7]	8,543	9,573
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,228
Freddie Mac 5.00% 2023	647	692
Freddie Mac 6.00% 2026	2,582	2,843
Freddie Mac 4.50% 2029	689	736
Freddie Mac 4.50% 2029	673	720
Freddie Mac 4.50% 2029	561	603
Freddie Mac, Series T-041, Class 3-A, 6.70% 2032[7]	525	617
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,047	2,281
Freddie Mac, Series 3312, Class PA, 5.50% 2037	1,999	2,188
Freddie Mac 5.00% 2038	4,750	5,121
Freddie Mac 6.50% 2038	771	854
Freddie Mac 4.50% 2039	669	714
Freddie Mac 5.00% 2040	6,091	6,605
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[7]	2,999	3,302
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	$10,000	$ 11,084
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7]	5,000	5,460
Government National Mortgage Assn. 4.50% 2043	10,000	10,784
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	1,660	1,830
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	5,500	6,025
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[7]	2,570	2,912
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[7]	9,100	10,146
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,325
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	3,000	3,232
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.123% 2051[7]	3,000	3,300
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[7]	4,000	4,521
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7]	2,585	2,915
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7]	1,430	1,596
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[7]	4,000	4,490
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	857	887
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7]	2,320	2,596
Commonwealth Bank of Australia 0.75% 2016[4]	3,000	2,995
National Australia Bank 1.25% 2018[4]	3,000	2,938
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[7]	2,878	2,888
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[7]	2,250	2,401
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	2,000	2,146
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,025	2,050
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046[2]	1,270	1,319
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046[2]	990	1,040
		746,900
Telecommunication services 1.13%

Sprint Nextel Corp. 8.375% 2017	3,700	4,200
Sprint Nextel Corp. 9.125% 2017	2,750	3,176
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	7,055	8,254
Sprint Nextel Corp. 7.00% 2020	2,750	2,812
Sprint Nextel Corp. 11.50% 2021	3,700	4,773
Sprint Corp. 7.875% 2023[4]	14,000	14,315
Wind Acquisition SA 11.75% 2017[4]	11,740	12,488
Wind Acquisition SA 11.75% 2017	€4,250	6,131
Wind Acquisition SA 7.25% 2018[4]	$3,875	4,030
Wind Acquisition SA 7.25% 2018[4]	3,600	3,744
Wind Acquisition SA 7.375% 2018	€2,835	4,013
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	$ 8,080	8,093
Cricket Communications, Inc. 7.75% 2020	10,300	11,703
MetroPCS Wireless, Inc. 6.25% 2021[4]	6,775	6,834
MetroPCS Wireless, Inc. 6.625% 2023[4]	8,100	8,151
NII Capital Corp. 10.00% 2016	100	97
NII Capital Corp. 7.875% 2019[4]	1,800	1,643
NII Capital Corp. 8.875% 2019	2,075	1,629
NII Capital Corp. 11.375% 2019[4]	4,535	4,716
NII Capital Corp. 7.625% 2021	7,720	5,520
LightSquared, Term Loan B, 12.00% 2014[6,8,9,10]	8,325	9,823
Trilogy International Partners, LLC 10.25% 2016[4]	8,000	7,720
Verizon Communications Inc. 5.15% 2023	4,000	4,297
Verizon Communications Inc. 6.55% 2043	1,725	1,954
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,680
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	189
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,210
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Telecom Italia Capital SA 7.175% 2019	$3,000	$ 3,314
France Télécom 4.125% 2021	5,000	5,047
Telefónica Emisiones, SAU 4.57% 2023	5,000	4,806
Intelsat Jackson Holding Co. 6.625% 2022[4]	4,300	4,289
SBC Communications Inc. 5.10% 2014	1,125	1,174
AT&T INC. 4.30% 2042	1,500	1,253
Frontier Communications Corp. 7.625% 2024	1,100	1,106
		169,184
Financials 1.10%

Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	822	824
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	9,383	9,414
American International Group, Inc. 3.375% 2020	9,500	9,522
JPMorgan Chase & Co. 3.45% 2016	3,500	3,688
JPMorgan Chase & Co. 3.25% 2022	3,000	2,837
JPMorgan Chase & Co. 3.20% 2023	3,000	2,813
Goldman Sachs Group, Inc. 2.90% 2018	5,000	5,047
Goldman Sachs Group, Inc. 3.625% 2023	4,000	3,834
Bank of America Corp. 5.75% 2017	3,100	3,501
Bank of America Corp. 5.00% 2021	3,000	3,228
Bank of America Corp. 3.30% 2023	2,000	1,878
Hospitality Properties Trust 6.30% 2016	3,000	3,266
Hospitality Properties Trust 6.70% 2018	4,415	4,958
International Lease Finance Corp. 4.875% 2015	7,795	8,092
Morgan Stanley 1.75% 2016	8,000	8,045
Wells Fargo & Co. 1.25% 2016	8,000	8,011
Kimco Realty Corp. 6.875% 2019	5,375	6,490
Bank of Nova Scotia 2.55% 2017	6,000	6,222
Corporate Office Properties Trust 3.60% 2023	600	545
Corporate Office Properties LP 5.25% 2024	5,500	5,658
CIT Group Inc. 5.00% 2017	5,700	6,021
Barclays Bank PLC 5.125% 2020	5,000	5,591
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	4,877
American Tower Corp. 4.625% 2015	3,595	3,758
American Tower Corp. 3.50% 2023	147	129
American Tower Corp. 5.00% 2024	853	837
Prologis, Inc. 4.25% 2023	4,495	4,482
Westfield Group 5.70% 2016[4]	3,700	4,143
CME Group Inc. 5.30% 2043	4,000	4,141
Monumental Global Funding III 0.468% 2014[4,7]	4,000	4,001
Citigroup Inc. 2.50% 2018	4,000	3,983
Mack-Cali Realty Corp. 3.15% 2023	4,500	3,973
BNP Paribas 5.00% 2021	3,250	3,522
Toronto-Dominion Bank 2.375% 2016	3,000	3,106
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,923
Lazard Group LLC 7.125% 2015	2,585	2,799
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,656
ERP Operating LP 3.00% 2023	2,405	2,217
Springleaf Finance Corp., Term Loan B, 5.50% 2017[6,7,8]	1,893	1,898
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,390
Brandywine Operating Partnership, LP 3.95% 2023	380	360
		164,680
Bonds, notes & other debt instruments
	Principal amount	Value
Health care 1.10%	(000)	(000)

inVentiv Health Inc. 9.00% 2018[4]	$ 3,350	$ 3,383
inVentiv Health Inc. 11.00% 2018[4]	11,260	9,149
inVentiv Health Inc. 11.00% 2018[4]	4,802	3,902
Tenet Healthcare Corp. 4.75% 2020	3,945	3,817
Tenet Healthcare Corp. 6.00% 2020[4]	6,780	6,945
Tenet Healthcare Corp. 8.125% 2022[4]	3,710	3,882
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[6,7,8]	755	761
Kinetic Concepts, Inc. 10.50% 2018	8,030	8,903
Kinetic Concepts, Inc. 12.50% 2019	4,600	4,853
VPI Escrow Corp. 6.75% 2018[4]	2,450	2,634
VPI Escrow Corp. 6.375% 2020[4]	4,380	4,577
VPI Escrow Corp. 7.50% 2021[4]	4,260	4,611
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	2,445	2,454
PTS Acquisition Corp. 9.75% 2017	€5,495	7,694
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,6,7,8]	$3,100	3,100
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,6,7,8]	2,400	2,400
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,6,7,8]	4,450	4,450
Quintiles, Term Loan B-2, 4.00% 2018[6,7,8]	8,941	8,988
INC Research LLC 11.50% 2019[4]	7,225	7,803
Novartis Capital Corp. 2.90% 2015	6,000	6,236
VWR Funding, Inc. 7.25% 2017	5,225	5,539
Express Scripts Inc. 3.125% 2016	5,000	5,238
Cardinal Health, Inc. 5.80% 2016	4,500	5,089
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	4,754	4,802
Gilead Sciences, Inc. 3.05% 2016	4,300	4,544
AbbVie Inc. 4.40% 2042	4,930	4,480
Symbion Inc. 8.00% 2016	4,000	4,240
Centene Corp. 5.75% 2017	3,945	4,182
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	4,027
PRA Holdings, Inc. 9.50% 2023[4]	3,825	3,954
DJO Finance LLC 9.75% 2017	2,400	2,436
DJO Finance LLC 7.75% 2018	140	139
DJO Finance LLC 9.875% 2018	825	879
HCA Inc. 5.875% 2023	3,310	3,260
Multiplan Inc. 9.875% 2018[4]	2,930	3,252
Amgen Inc. 2.50% 2016	2,475	2,572
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[6,7,8]	2,438	2,465
IMS Health Inc. 7.375% 2018[4,7,10]	1,640	1,683
HealthSouth Corp. 5.75% 2024	830	801
Surgical Care Affiliates, Inc. 10.00% 2017[4]	135	140
		164,264
Federal agency bonds & notes 1.01%

Freddie Mac 2.50% 2016	18,000	18,905
Freddie Mac 1.00% 2017	22,000	21,904
Freddie Mac 0.75% 2018	7,000	6,831
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[6]	5,000	4,873
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[6]	3,440	3,336
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[6]	3,837	3,782
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[6]	2,820	2,814
Freddie Mac 1.375% 2020	14,000	13,311
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	4,934	4,877
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	4,000	3,760
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[6]	4,500	4,212
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	3,680	3,486
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	$ 4,000	$ 3,838
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[6]	6,870	7,075
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[6]	5,500	5,247
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[6]	5,900	5,851
Fannie Mae 1.875% 2018	5,860	5,936
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[6]	4,500	4,132
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,7]	2,145	2,000
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	5,242	5,003
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	4,000	3,896
Fannie Mae 6.25% 2029	9,575	12,246
CoBank, ACB 0.854% 2022[4,7]	3,805	3,445
		150,760
Industrials 1.00%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	16,621
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,370	7,683
Navios Maritime Holdings Inc. 8.875% 2017	1,065	1,118
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,570	4,559
Ply Gem Industries, Inc. 9.375% 2017	1,440	1,526
Ply Gem Industries, Inc. 8.25% 2018	10,006	10,757
Nortek Inc. 10.00% 2018	4,800	5,292
Nortek Inc. 8.50% 2021	6,095	6,659
General Electric Capital Corp. 3.10% 2023	8,000	7,502
General Electric Co. 4.125% 2042	2,500	2,304
JELD-WEN Escrow Corp. 12.25% 2017[4]	7,000	7,998
HD Supply, Inc. 11.50% 2020	6,585	7,869
R.R. Donnelley & Sons Co. 7.25% 2018	3,000	3,330
R.R. Donnelley & Sons Co. 7.00% 2022	4,200	4,242
Euramax International, Inc. 9.50% 2016	6,965	6,704
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	1,985
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,109
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,358
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,6]	5,833	5,870
DAE Aviation Holdings, Inc. 11.25% 2015[4]	5,677	5,698
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	5,235	5,274
US Investigations Services, Inc., Term Loan B, 5.00% 2015[6,7,8]	305	304
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,195
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,319
United Technologies Corp. 1.80% 2017	2,110	2,149
United Technologies Corp. 4.50% 2042	2,400	2,340
Builders Firstsource 7.625% 2021[4]	4,155	4,165
Norfolk Southern Corp. 5.75% 2016	2,255	2,494
Norfolk Southern Corp. 5.75% 2018	1,075	1,243
Norfolk Southern Corp. 4.837% 2041	67	66
Union Pacific Corp. 3.646% 2024[4]	3,731	3,760
Atlas Copco AB 5.60% 2017[4]	2,750	3,106
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	2,630	2,640
Volvo Treasury AB 5.95% 2015[4]	2,205	2,354
Northwest Airlines, Inc., Term Loan B, 3.75% 2013[6,7,8]	226	219
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[6,7,8]	1,465	1,362
CEVA Group PLC 11.625% 2016[4]	450	468
CEVA Group PLC 8.375% 2017[4]	183	185
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[6,7,8]	547	298
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	53	54
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	8	9
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,6]	51	53
		149,241
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary 0.84%	(000)	(000)

Caesars Entertainment Operating Co. 11.25% 2017	$ 6,420	$ 6,532
Caesars Entertainment Operating Co. 8.00% 2020[2,4]	3,700	3,700
Caesars Entertainment Operating Co. 9.00% 2020	4,900	4,630
Caesars Entertainment Operating Co. 9.00% 2020	2,370	2,240
MGM Resorts International 5.875% 2014	7,310	7,484
MGM Resorts International 8.625% 2019	7,975	9,211
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	10,640	10,800
DISH DBS Corp. 4.25% 2018	9,525	9,585
Comcast Corp. 5.65% 2035	1,750	1,920
Comcast Corp. 6.95% 2037	5,125	6,468
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,367
Dollar General Corp. 1.875% 2018	2,500	2,429
Dollar General Corp. 3.25% 2023	4,500	4,108
Boyd Gaming Corp. 9.125% 2018	5,945	6,495
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,100
Cox Communications, Inc. 2.95% 2023[4]	7,000	6,057
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,136
Hilton Hotels Corp. 5.625% 2021[4]	4,285	4,304
Time Warner Cable Inc. 6.75% 2018	3,345	3,740
Time Warner Cable Inc. 8.75% 2019	180	212
Gannett Co., Inc. 6.375% 2023[4]	3,120	3,104
Time Warner Inc. 6.25% 2041	2,500	2,757
Staples, Inc. 9.75% 2014	2,500	2,563
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,835	1,904
Ford Motor Co. 4.75% 2043	2,065	1,850
Viacom Inc. 4.25% 2023	1,825	1,819
Schaeffler Holding Finance BV 6.875% 2018[7,10]	€700	995
Schaeffler Holding Finance BV 6.875% 2018[4,7,10]	$ 775	816
Univision Communications Inc. 5.125% 2023[4]	1,245	1,198
Thomson Reuters Corp. 6.50% 2018	140	165
		125,689
Energy 0.80%

StatoilHydro ASA 1.80% 2016	4,000	4,105
StatoilHydro ASA 2.65% 2024	4,000	3,709
Statoil ASA 4.25% 2041	2,000	1,849
Enterprise Products Operating LLC 5.20% 2020	1,710	1,906
Enterprise Products Operating LLC 3.35% 2023	5,475	5,194
Total Capital International 2.875% 2022	1,935	1,861
Total Capital International 2.70% 2023	1,085	1,013
Total Capital International 3.70% 2024	4,000	4,028
Peabody Energy Corp. 6.00% 2018	5,510	5,524
Peabody Energy Corp. 6.25% 2021	875	853
Devon Energy Corp. 3.25% 2022	6,500	6,236
Halliburton Co. 2.00% 2018	6,000	6,003
Cenovus Energy Inc. 3.80% 2023	6,000	5,947
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,206
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,244
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,354
Apache Corp. 2.625% 2023	6,150	5,650
Alpha Natural Resources, Inc. 9.75% 2018	4,115	4,197
Alpha Natural Resources, Inc. 6.00% 2019	675	567
Alpha Natural Resources, Inc. 6.25% 2021	875	722
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

TransCanada PipeLines Ltd. 7.625% 2039	$ 4,000	$ 5,316
Spectra Energy Partners, LP 4.75% 2024	5,000	5,165
Enbridge Inc. 4.00% 2023	5,000	5,018
Petróleos Mexicanos 3.50% 2018	4,900	4,974
Transocean Inc. 5.05% 2016	4,500	4,936
Kinder Morgan Energy Partners, LP 6.00% 2017	3,120	3,539
Kinder Morgan Energy Partners, LP 3.45% 2023	1,000	937
CONSOL Energy Inc. 8.00% 2017	1,455	1,553
CONSOL Energy Inc. 8.25% 2020	2,370	2,554
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,105
Teekay Corp. 8.50% 2020	3,630	3,902
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,395
Williams Partners L.P. 4.125% 2020	3,000	3,042
Williams Partners L.P. 4.00% 2021	195	193
Energy Transfer Partners, L.P. 3.60% 2023	3,000	2,801
Arch Coal, Inc. 7.00% 2019	1,475	1,158
Arch Coal, Inc. 7.25% 2021	1,525	1,163
		118,919
Materials 0.60%

FMG Resources 7.00% 2015[4]	2,600	2,688
FMG Resources 6.00% 2017[4]	9,585	9,873
FMG Resources 6.875% 2018[4]	6,135	6,434
FMG Resources 8.25% 2019[4]	1,225	1,326
FMG Resources 6.875% 2022[4]	2,525	2,538
Xstrata Canada Financial Corp. 2.70% 2017[4,7]	2,000	1,991
Glencore Xstrata LLC 4.125% 2023[4]	8,640	8,012
Xstrata Canada Financial Corp. 5.55% 2042[4,7]	2,000	1,752
Inmet Mining Corp. 8.75% 2020[4]	5,405	5,810
Inmet Mining Corp. 7.50% 2021[4]	3,310	3,409
ArcelorMittal 7.25% 2041[7]	7,845	7,257
Reynolds Group Inc. 5.75% 2020	6,605	6,663
Teck Resources Ltd. 5.20% 2042	2,275	1,941
Teck Resources Ltd. 5.40% 2043	3,260	2,859
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,125
BHP Billiton Finance (USA) Ltd. 3.85% 2023	3,960	4,000
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,806
Holcim Ltd. 5.15% 2023[4]	3,335	3,476
Ecolab Inc. 3.00% 2016	2,545	2,672
Newcrest Finance Pty Ltd. 4.20% 2022[4]	3,050	2,534
International Paper Co. 7.30% 2039	2,005	2,454
Crown Holdings, Inc. 4.50% 2023[4]	1,775	1,633
Newpage Corp., Term Loan B, 7.75% 2018[6,7,8]	1,309	1,332
Ball Corp. 4.00% 2023	1,250	1,128
Consolidated Minerals Ltd. 8.875% 2016[4]	275	280
Sealed Air Corp. 5.25% 2023[4]	250	238
		90,231
Information technology 0.30%

First Data Corp. 8.25% 2021[4]	2,269	2,354
First Data Corp. 11.75% 2021[4]	17,670	17,140
First Data Corp. 8.75% 2022[4,7,10]	5,150	5,395
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	6,443	6,403
SRA International, Inc. 11.00% 2019	3,865	4,058
Freescale Semiconductor, Inc. 10.125% 2018[4]	1,209	1,324
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology (continued)	(000)	(000)

Freescale Semiconductor, Inc. 5.00% 2021[4]	$ 7,545	$ 7,206
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,205	1,277
		45,157
Consumer staples 0.28%

Altria Group, Inc. 4.50% 2043	9,000	7,812
Rite Aid Corp. 10.25% 2019	4,655	5,260
Rite Aid Corp. 8.00% 2020	1,750	1,964
Kraft Foods Inc. 2.25% 2017	2,560	2,614
Kraft Foods Inc. 5.375% 2020	1,570	1,790
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,922
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,779
SABMiller Holdings Inc. 3.75% 2022[4]	1,500	1,515
SABMiller Holdings Inc. 4.95% 2042[4]	2,055	2,056
Reynolds American Inc. 4.85% 2023	3,230	3,363
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,318
Pernod Ricard SA 2.95% 2017[4]	3,000	3,115
Kraft Foods Inc. 5.375% 2020	1,430	1,618
		42,126
Utilities 0.18%

MidAmerican Energy Co. 5.95% 2017	1,375	1,596
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,459
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,896
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,103
Electricité de France SA 6.50% 2019[4]	170	204
Electricité de France SA 6.95% 2039[4]	4,000	4,871
American Electric Power Co. 2.95% 2022	4,020	3,710
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,476
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,098
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,6]	666	716
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	60
		27,189
Bonds & notes of governments outside the U.S. 0.04%

Polish Government 5.25% 2014	1,000	1,013
Polish Government 6.375% 2019	2,950	3,450
Latvia (Republic of) 2.75% 2020	1,500	1,429
		5,892
Asset-backed obligations[6] 0.03%

Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,793	1,869
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	422	427
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.48% 2019[4,7]	292	290
		2,586
Total bonds, notes & other debt instruments (cost: $3,134,502,000)		3,176,286

Short-term securities 12.55%

Freddie Mac 0.07%–0.16% due 10/22/2013–6/20/2014	731,700	731,514
Federal Home Loan Bank 0.053%–0.15% due 10/18/2013–3/11/2014	283,700	283,673
Fannie Mae 0.08%–0.15% due 10/1/2013–8/1/2014	236,600	236,522
Coca-Cola Co. 0.11%–0.13% due 10/8/2013–2/11/2014[4]	159,200	159,170
	Principal amount	Value
Short-term securities	(000)	(000)

General Electric Capital Corp. 0.08%–0.14% due 10/29–11/25/2013	$59,400	$ 59,395
General Electric Co. 0.05% due 10/1/2013	10,000	10,000
Wal-Mart Stores, Inc. 0.03%–0.05% due 10/2–10/28/2013[4]	67,900	67,898
Wells Fargo & Co. 0.13%–0.18% due 11/13–12/17/2013	59,200	59,182
Paccar Financial Corp. 0.10% due 11/14/2013	35,200	35,191
Medtronic Inc. 0.07% due 11/13/2013[4]	33,400	33,397
E.I. duPont de Nemours and Co. 0.06% due 10/21–10/23/2013[4]	32,700	32,699
Chariot Funding, LLC 0.25% due 10/7/2013[4]	32,600	32,599
United Parcel Service Inc. 0.055% due 10/2/2013[4]	26,100	26,100
PepsiCo Inc. 0.06% due 10/21/2013[4]	25,000	24,999
Army and Air Force Exchange Service 0.12% due 11/5/2013[4]	22,900	22,896
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/18/2013	12,400	12,399
Abbott Laboratories 0.07% due 12/10/2013[4]	11,400	11,399
John Deere Capital Corp. 0.06% due 10/15/2013[4]	10,000	10,000
Harvard University 0.11% due 11/12/2013	10,000	10,000
Regents of the University of California 0.10% due 11/4/2013	10,000	9,999
Federal Farm Credit Banks 0.15% due 11/21/2013	3,200	3,200
Total short-term securities (cost: $1,871,978,000)		1,872,232
Total investment securities (cost: $12,006,543,000)		15,317,371
Other assets less liabilities		(397,994)
Net assets		$14,919,377

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $73,468,000, which represented .49% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	9/14/2009–2/15/2013	$ 25,800	$ 20,192.14%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	3/10/2010–1/23/2012	8,674	7,740.05
NewPage Holdings Inc.	6/22/2011–9/9/2011	4,418	2,178.01
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	780.01
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	265.00
Total restricted securities		$55,742	$31,155.21%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $798,183,000, which represented 5.35% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $74,664,000, which represented .50% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 3,437,186
Gross unrealized depreciation on investment securities	(129,494)
Net unrealized appreciation on investment securities	3,307,692
Cost of investment securities for federal income tax purposes	12,009,679

Key to abbreviations and symbol

ADR = American Depositary Receipts

CVR = Contingent Value Rights

€ = Euros

Global Balanced FundSM

Investment portfolio

September 30, 2013

unaudited

Common stocks 63.37%
		Value
Financials 9.63%	Shares	(000)

HSBC Holdings PLC	203,000	$ 2,200
Link Real Estate Investment Trust	334,509	1,641
Sumitomo Mitsui Financial Group, Inc.	31,500	1,521
ORIX Corp.	80,000	1,298
BNP Paribas SA	16,430	1,111
Prudential PLC	53,500	997
AXA SA	40,300	934
Wells Fargo & Co.	22,000	909
JPMorgan Chase & Co.	17,000	879
AIA Group Ltd.	180,000	845
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	51,000	705
McGraw Hill Financial, Inc.	10,400	682
Health Care REIT, Inc.	10,500	655
Suncorp Group Ltd.	52,015	634
Bank of the Philippine Islands	270,000	598
Macerich Co.	10,500	593
British Land Co. PLC	62,535	585
Industrial and Commercial Bank of China Ltd., Class H	570,000	398
Goldman Sachs Group, Inc.	2,000	316
		17,501
Information technology 8.39%

ASML Holding NV	47,969	4,737
Microsoft Corp.	95,500	3,181
OMRON Corp.	44,000	1,587
Taiwan Semiconductor Manufacturing Co. Ltd.	450,000	1,530
Texas Instruments Inc.	24,500	987
Google Inc., Class A1	1,100	963
Murata Manufacturing Co., Ltd.	11,000	838
KLA-Tencor Corp.	12,000	730
Oracle Corp.	21,000	697
		15,250
Industrials 8.26%

General Electric Co.	102,300	2,444
Cummins Inc.	15,700	2,086
Boeing Co.	17,000	1,997
Schneider Electric SA	19,000	1,607
KONE Oyj, Class B	14,700	1,311
ASSA ABLOY AB, Class B	22,000	1,010
Randstad Holding NV	15,850	893
Siemens AG	6,300	759
Wolseley PLC	14,300	740
TransDigm Group Inc.	4,500	624
Common stocks
		Value
Industrials (continued)	Shares	(000)

Union Pacific Corp.	3,950	$ 614
Deere & Co.	7,000	570
Geberit AG	1,300	351
		15,006
Consumer staples 7.84%

Nestlé SA	29,240	2,045
Lorillard, Inc.	33,900	1,518
Anheuser-Busch InBev NV (ADR)	8,750	868
Anheuser-Busch InBev NV	6,300	627
Pernod Ricard SA	10,170	1,263
Altria Group, Inc.	31,000	1,065
Costco Wholesale Corp.	7,720	889
PepsiCo, Inc.	11,000	874
Kimberly-Clark Corp.	9,000	848
Philip Morris International Inc.	9,400	814
British American Tobacco PLC	13,950	740
Unilever PLC	18,200	719
SABMiller PLC	14,000	712
Mead Johnson Nutrition Co.	9,100	676
Procter & Gamble Co.	7,800	590
		14,248
Consumer discretionary 7.12%

Amazon.com, Inc.[1]	9,030	2,823
SES SA, Class A (FDR)	66,200	1,894
Home Depot, Inc.	23,530	1,785
Nissan Motor Co., Ltd.	166,500	1,667
Comcast Corp., Class A	21,930	990
Industria de Diseño Textil, SA	5,770	889
General Motors Co.[1]	22,500	810
Tiffany & Co.	10,000	766
Hyundai Mobis Co., Ltd.	2,600	692
Daimler AG	7,980	622
		12,938
Health care 6.90%

Bristol-Myers Squibb Co.	67,410	3,120
Merck & Co., Inc.	48,520	2,310
Humana Inc.	12,780	1,193
Novartis AG	15,160	1,165
Gilead Sciences, Inc.[1]	16,000	1,005
Bayer AG	7,200	849
Novo Nordisk A/S, Class B	5,000	849
Pfizer Inc.	28,000	804
Baxter International Inc.	12,000	788
GlaxoSmithKline PLC	18,200	459
		12,542
Energy 5.38%

Chevron Corp.	16,930	2,057
Royal Dutch Shell PLC, Class B	53,470	1,848
Kinder Morgan, Inc.	43,500	1,547
Enbridge Inc.	32,142	1,342
Common stocks
		Value
Energy (continued)	Shares	(000)

Husky Energy Inc.	31,500	$ 906
Occidental Petroleum Corp.	9,000	842
Spectra Energy Corp	22,800	780
ConocoPhillips	6,500	452
		9,774
Materials 3.55%

MeadWestvaco Corp.	34,000	1,305
Dow Chemical Co.	22,000	845
Syngenta AG	1,760	719
E.I. du Pont de Nemours and Co.	12,000	703
Potash Corp. of Saskatchewan Inc.	21,000	657
Nucor Corp.	12,000	588
L’Air Liquide SA, bonus shares[2]	3,871	539
CRH PLC	21,200	506
Alcoa Inc.	40,000	325
Cliffs Natural Resources Inc.	13,000	266
		6,453
Telecommunication services 2.35%

OJSC MegaFon (GDR)[3]	43,000	1,516
OJSC MegaFon (GDR)	6,000	212
Verizon Communications Inc.	13,850	646
Advanced Info Service PCL	70,000	571
HKT Trust, units	600,000	563
Telstra Corp. Ltd.	96,500	447
Singapore Telecommunications Ltd.	107,000	318
		4,273
Utilities 1.33%

Power Assets Holdings Ltd.	142,000	1,271
GDF SUEZ	22,787	572
Cheung Kong Infrastructure Holdings Ltd.	81,000	561
		2,404
Miscellaneous 2.62%

Other common stocks in initial period of acquisition		4,762
Total common stocks (cost: $95,328,000)		115,151
Preferred securities 0.08%

Financials 0.08%

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	152
Total preferred securities (cost: $150,000)		152
Convertible securities 0.59%
	Principal amount
Consumer staples 0.59%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	1,066
Total convertible securities (cost: $1,198,000)		1,066
Bonds, notes & other debt instruments 32.24%
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 15.25%	(000)	(000)

Japanese Government, Series 269, 1.30% 2015	¥ 12,500	$ 129
Japanese Government, Series 275, 1.40% 2015	10,000	105
Japanese Government, Series 296, 1.50% 2018	155,000	1,675
Japanese Government, Series 310, 1.00% 2020	98,000	1,037
Japanese Government, Series 136, 1.60% 2032	5,000	52
Japanese Government, Series 21, 2.30% 2035	25,000	287
Japanese Government, Series 36, 2.00% 2042	20,000	217
German Government 4.25% 2014	€150	209
German Government, Series 6, 4.00% 2016	310	462
German Government, Series 8, 4.25% 2018	910	1,438
German Government 2.25% 2021	60	87
German Government 5.625% 2028	125	239
German Government 3.25% 2042	250	384
United Mexican States Government, Series M10, 8.00% 2015	MXN2,800	232
United Mexican States Government, Series M10, 7.75% 2017	9,900	846
United Mexican States Government 3.50% 2017[4]	1,486	126
United Mexican States Government 4.00% 2019[4]	1,486	130
United Mexican States Government, Series M, 6.50% 2021	7,000	562
United Mexican States Government, Series M20, 10.00% 2024	4,300	433
United Mexican States Government, Series M30, 10.00% 2036	2,500	252
United Mexican States Government 4.00% 2040[4]	2,476	208
Polish Government, Series 0414, 5.75% 2014	PLN 100	33
Polish Government, Series 1017, 5.25% 2017	1,500	508
Polish Government, Series 1020, 5.25% 2020	3,250	1,104
Polish Government 5.125% 2021	$100	109
Polish Government, Series 1021, 5.75% 2021	PLN1,770	621
Polish Government 5.00% 2022	$100	108
United Kingdom 1.75% 2017	£ 70	116
United Kingdom 4.50% 2019	160	297
United Kingdom 3.75% 2020	75	135
United Kingdom 3.75% 2021	150	269
United Kingdom 1.75% 2022	300	455
United Kingdom 2.25% 2023	310	481
United Kingdom 5.00% 2025	100	196
United Kingdom 4.75% 2038	70	139
United Kingdom 4.25% 2040	50	92
United Kingdom 4.25% 2046	70	130
Swedish Government, Series 1049, 4.50% 2015	SKr5,200	859
Swedish Government, Series 1051, 3.75% 2017	2,000	337
Swedish Government, Series 1047, 5.00% 2020	2,450	454
Swedish Government, Series 3104, 3.50% 2028[4]	891	186
Spanish Government 3.80% 2017	€350	494
Spanish Government 5.40% 2023	775	1,140
Netherlands Government Eurobond 3.25% 2015	580	827
Netherlands Government 1.00% 2017	$100	100
Netherlands Government Eurobond 4.00% 2019	€150	235
Netherlands Government Eurobond 5.50% 2028	100	183
Australia Government, Series 122, 5.25% 2019	A$250	256
Austrian Government 3.65% 2022	€350	538
Irish Government 5.50% 2017	100	151
Irish Government 5.00% 2020	100	147
Irish Government 3.90% 2023	210	285
Irish Government 5.40% 2025	100	148
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Norwegian Government 4.25% 2017	NKr2,770	$ 498
Norwegian Government 4.50% 2019	700	130
South Korean Government 5.50% 2017	KRW 97,550	99
South Korean Government, Series 2106, 4.25% 2021	412,000	408
South Korean Government 3.00% 2023	131,200	118
Singapore (Republic of) 3.75% 2016	S$200	175
Singapore (Republic of) 4.00% 2018	110	100
Singapore (Republic of) 3.25% 2020	200	173
Singapore (Republic of) 2.25% 2021	180	145
Israeli Government 4.00% 2022	$200	208
Israeli Government 3.15% 2023	400	382
Russian Federation 6.20% 2018	RUB 6,900	210
Russian Federation 7.50% 2018	11,600	370
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,425	344
South Africa (Republic of), Series R-214, 6.50% 2041	2,400	180
Brazil (Federal Republic of) 10.00% 2018	BRL1,135	489
Bermudan Government 5.603% 2020	$200	215
Bermudan Government 4.854% 2024[3]	200	199
Malaysian Government, Series 0313, 3.48% 2023	MYR1,360	407
Chilean Government 5.50% 2020	CLP50,000	101
Chilean Government 6.00% 2021	60,000	125
Chilean Government 3.00% 2022[4]	11,426	24
Chilean Government 3.00% 2022[4]	46,077	97
Chilean Government 3.00% 2023[4]	11,519	24
Canadian Government 4.25% 2018	C$300	323
Kingdom of Denmark 4.00% 2019	DKr1,500	318
State of Qatar 3.125% 2017[3]	$250	262
Thai Government 3.625% 2023	THB7,800	244
Lithuania (Republic of) 6.625% 2022	$200	235
Colombia (Republic of) Global 4.375% 2021	200	207
Peru (Republic of) 7.84% 2020	PEN480	200
Morocco Government 4.25% 2022	$200	183
Bahrain Government 5.50% 2020	175	176
Canada Housing Trust 3.35% 2020	C$100	102
		27,714
Corporate bonds & notes 8.52%
Financials 2.55%

Westfield Group 7.125% 2018[3]	$ 50	60
Westfield Group 6.75% 2019[3]	200	238
Westfield Group 4.625% 2021[3]	105	111
Goldman Sachs Group, Inc. 5.25% 2021	100	108
Goldman Sachs Group, Inc. 5.75% 2022	70	78
Goldman Sachs Group, Inc. 3.625% 2023	210	201
Lloyds TSB Bank PLC 6.50% 2020	€210	323
Bank of America Corp. 3.30% 2023	$335	315
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	75	80
Citigroup Inc. 4.45% 2017	75	81
Citigroup Inc. 3.375% 2023	110	105
Barclays Bank PLC 6.00% 2018	€ 50	76
Barclays Bank PLC 6.00% 2021	100	150
Korea Development Bank 3.875% 2017	$200	213
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Prologis, Inc. 6.625% 2018	$ 50	$ 59
Prologis, Inc. 2.75% 2019	110	110
Prologis, Inc. 6.875% 2020	37	44
Wells Fargo & Co. 4.60% 2021	100	109
Wells Fargo & Co., Series I, 3.50% 2022	100	100
Simon Property Group, LP 3.375% 2022	200	197
Standard Chartered PLC 3.20% 2016[3]	103	108
Standard Chartered Bank 5.875% 2017	€50	76
Corporate Office Properties Trust 3.60% 2023	$200	182
Morgan Stanley 1.75% 2016	150	151
JPMorgan Chase & Co. 3.25% 2022	28	26
JPMorgan Chase & Co. 3.20% 2023	127	119
AvalonBay Communities, Inc. 3.625% 2020	100	102
AvalonBay Communities, Inc. 2.85% 2023	20	18
Kimco Realty Corp., Series C, 5.783% 2016	100	110
VEB Finance Ltd. 6.902% 2020[3]	100	110
BNP Paribas 5.00% 2021	100	108
Boston Properties, Inc. 3.70% 2018	100	105
HSBC Holdings PLC 4.00% 2022	100	102
American International Group, Inc. 4.125% 2024	100	100
American Campus Communities, Inc. 3.75% 2023	100	95
PNC Financial Services Group, Inc. 2.854% 2022	100	93
RSA Insurance Group PLC 8.50% (undated)[5]	£50	86
Royal Bank of Scotland Group PLC 5.50% 2020	€50	79
Berkshire Hathaway Inc. 3.00% 2022	$ 75	73
		4,633
Energy 1.34%

Total Capital International 1.55% 2017	150	151
Total Capital International 2.875% 2022	250	240
Pemex Project Funding Master Trust 5.75% 2018	200	222
Petróleos Mexicanos 4.875% 2022	50	51
Petróleos Mexicanos 6.50% 2041	45	47
Statoil ASA 3.125% 2017	40	43
Statoil ASA 3.15% 2022	160	158
StatoilHydro ASA 2.45% 2023	100	92
Transocean Inc. 5.05% 2016	100	110
Transocean Inc. 6.375% 2021	155	173
Reliance Holdings Ltd. 5.40% 2022[3]	250	251
Petrobras International Finance Co. 5.375% 2021	170	172
Gazprom OJSC 5.875% 2015	€100	145
Chevron Corp. 2.355% 2022	$150	138
Kinder Morgan Energy Partners, LP 3.50% 2016	100	105
Shell International Finance BV 1.125% 2017	100	99
Devon Energy Corp. 3.25% 2022	90	86
Spectra Energy Partners, LP 2.95% 2016	75	77
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	66
		2,426
Consumer discretionary 0.88%

Dollar General Corp. 1.875% 2018	25	24
Dollar General Corp. 3.25% 2023	325	297
Time Warner Inc. 4.75% 2021	200	214
Time Warner Inc. 3.40% 2022	50	49
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

NBCUniversal Enterprise, Inc. 1.974% 2019[3]	$200	$ 194
NBCUniversal Media, LLC 4.375% 2021	50	54
Ford Motor Credit Co. 2.375% 2018	200	199
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	149
President & Fellows of Harvard College 3.619% 2037	150	131
Viacom Inc. 4.25% 2023	100	100
Time Warner Cable Inc. 4.125% 2021	100	95
McDonald’s Corp. 3.50% 2020	50	52
Comcast Corp. 2.85% 2023	50	47
		1,605
Industrials 0.87%

General Electric Capital Corp. 0.901% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	170
General Electric Capital Corp. 1.625% 2018	400	394
General Electric Capital Corp. 3.15% 2022	50	48
General Electric Capital Corp. 3.10% 2023	100	94
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	109
Union Pacific Corp. 2.75% 2023	100	94
Union Pacific Corp. 2.95% 2023	200	191
United Technologies Corp. 3.10% 2022	215	212
Red de Carreteras de Occidente 9.00% 2028	MXN2,000	136
Boeing Company 0.95% 2018	$ 45	43
Burlington Northern Santa Fe LLC 3.00% 2023	35	33
		1,589
Consumer staples 0.75%

Altria Group, Inc. 4.75% 2021	150	160
Altria Group, Inc. 4.25% 2042	150	125
Wal-Mart Stores, Inc. 2.80% 2016	150	158
Wal-Mart Stores, Inc. 2.55% 2023	75	70
Kraft Foods Inc. 3.50% 2022	200	198
Anheuser-Busch InBev NV 0.628% 2014[5]	175	175
Pernod Ricard SA 4.45% 2022[3]	150	154
Philip Morris International Inc. 2.90% 2021	100	97
Coca-Cola Co. 1.80% 2016	85	88
PepsiCo, Inc. 2.50% 2016	50	52
Reynolds American Inc. 3.25% 2022	50	46
ConAgra Foods, Inc. 1.90% 2018	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,368
Telecommunication services 0.65%

Verizon Communications Inc. 2.45% 2022	125	111
Verizon Communications Inc. 5.15% 2023	630	677
Verizon Communications Inc. 6.55% 2043	60	68
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	152
Deutsche Telekom International Finance BV 6.00% 2017	€75	118
Telecom Italia Capital SA 7.175% 2019	$ 50	55
		1,181
Health care 0.63%

Amgen Inc. 2.50% 2016	175	182
Amgen Inc. 3.875% 2021	128	130
Amgen Inc. 5.375% 2043	240	240
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

AbbVie Inc. 2.90% 2022	$ 160	$ 150
Aetna Inc. 2.75% 2022	150	139
Humana Inc. 3.15% 2022	100	93
Novartis Capital Corp. 2.90% 2015	50	52
Novartis Securities Investment Ltd. 5.125% 2019	25	29
Baxter International Inc. 3.20% 2023	70	68
Roche Holdings, Inc. 6.00% 2019[3]	46	55
		1,138
Information technology 0.41%

International Business Machines Corp. 1.95% 2016	200	206
International Business Machines Corp. 1.25% 2018	100	98
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
Xerox Corp. 2.95% 2017	100	103
First Data Corp. 7.375% 2019[3]	75	79
Cisco Systems, Inc. 0.504% 2014[5]	50	50
		736
Materials 0.23%

E.I. du Pont de Nemours and Co. 0.671% 2014[5]	115	115
Cliffs Natural Resources Inc. 4.875% 2021	110	104
ArcelorMittal 5.75% 2020[5]	65	67
ArcelorMittal 6.75% 2022[5]	35	37
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
BHP Billiton Finance (USA) Ltd. 3.85% 2023	50	50
		425
Utilities 0.21%

Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	142
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	99
Enersis SA 7.375% 2014	50	51
National Grid PLC 6.30% 2016	40	45
E.ON International Finance BV 5.80% 2018[3]	25	29
PSEG Power LLC 2.75% 2016	15	16
		382
Total corporate bonds & notes		15,483
U.S. Treasury bonds & notes 5.58%
U.S. Treasury 5.00%

U.S. Treasury 0.25% 2015	450	450
U.S. Treasury 1.75% 2015	775	796
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	73
U.S. Treasury 4.50% 2016	1,250	1,371
U.S. Treasury 1.00% 2017	1,320	1,327
U.S. Treasury 8.875% 2017	100	130
U.S. Treasury 0.625% 2018	200	194
U.S. Treasury 0.875% 2018	200	197
U.S. Treasury 1.375% 2018	600	602
U.S. Treasury 1.375% 2018	300	301
U.S. Treasury 3.75% 2018	180	201
U.S. Treasury 1.25% 2019	50	49
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 3.125% 2019	$625	$ 677
U.S. Treasury 1.375% 2020	150	145
U.S. Treasury 3.50% 2020	200	221
U.S. Treasury 2.00% 2021	108	106
U.S. Treasury 2.125% 2021	200	198
U.S. Treasury 1.625% 2022	200	185
U.S. Treasury 2.00% 2022	75	73
U.S. Treasury 1.75% 2023	100	93
U.S. Treasury 2.50% 2023	200	198
U.S. Treasury 6.50% 2026	50	69
U.S. Treasury 4.375% 2038	100	113
U.S. Treasury 4.75% 2041	70	84
U.S. Treasury 2.75% 2042	640	530
U.S. Treasury 2.75% 2042	75	62
U.S. Treasury 3.125% 2042	350	315
U.S. Treasury 2.875% 2043	300	255
		9,087
U.S. Treasury inflation-protected securities[4] 0.58%

U.S. Treasury Inflation-Protected Security 1.875% 2015	300	317
U.S. Treasury Inflation-Protected Security 0.125% 2017	123	127
U.S. Treasury Inflation-Protected Security 0.375% 2023	452	450
U.S. Treasury Inflation-Protected Security 2.375% 2025	62	74
U.S. Treasury Inflation-Protected Security 0.75% 2042	103	89
		1,057
Total U.S. Treasury bonds & notes		10,144
Mortgage-backed obligations[6] 2.89%

Fannie Mae 2.00% 2028	200	196
Fannie Mae 2.50% 2028	650	654
Fannie Mae 3.00% 2028	275	285
Fannie Mae 3.50% 2028	440	465
Fannie Mae 4.00% 2028	80	85
Fannie Mae 4.50% 2041	122	130
Fannie Mae 5.00% 2041	112	122
Fannie Mae 5.00% 2041	43	47
Fannie Mae 3.50% 2042	181	185
Fannie Mae 3.00% 2043	300	293
Fannie Mae 4.00% 2043	954	997
Fannie Mae 4.50% 2043	900	962
Government National Mortgage Assn. 3.50% 2043	295	305
Government National Mortgage Assn. 4.50% 2043	220	237
Freddie Mac 5.00% 2041	188	205
Nordea Hypotek AB 4.00% 2014	SKr500	79
		5,247
Total bonds, notes & other debt instruments (cost: $59,324,000)		58,588
	Principal amount	Value
Short-term securities 5.01%	(000)	(000)

Federal Home Loan Bank 0.06% due 3/21/2014	$2,800	$ 2,799
Electricité de France 0.20% due 12/11/2013[3]	2,600	2,599
Gotham Funding Corp. 0.16% due 10/1/2013[3]	2,000	2,000
International Bank for Reconstruction and Development 0.12% due 10/4/2013	1,700	1,700
Total short-term securities (cost: $9,098,000)		9,098
Total investment securities (cost: $165,098,000)		184,055
Other assets less liabilities		(2,346)
Net assets		$181,709

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $3,962,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
					(depreciation)
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	10/7/2013	Citibank	£152	$227	$ 9
British pounds	10/24/2013	Citibank	£279	$447	5
Euros	10/9/2013	UBS AG	€165	$217	7
Euros	10/21/2013	HSBC Bank	€185	$250	—[7]
Euros	10/21/2013	HSBC Bank	€520	$700	4
Euros	10/21/2013	Bank of America, N.A.	€229	$306	4
Euros	10/23/2013	HSBC Bank	€399	$540	(1)
					$28

Sales:
Chilean pesos	10/7/2013	Citibank	$41	CLP20,950	—[7]
Euros	10/3/2013	Citibank	¥19,511	€150	(5)
Euros	10/15/2013	Citibank	¥93,094	€700	—[7]
Mexican pesos	11/6/2013	HSBC Bank	$221	MXN2,875	2
Russian rubles	10/15/2013	JPMorgan Chase	$247	RUB8,100	(2)
					$ (5)
Forward currency contracts — net					$23

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $539,000, which represented .30% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,466,000, which represented 4.66% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Amount less than one thousand.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 22,026
Gross unrealized depreciation on investment securities	(3,375)
Net unrealized appreciation on investment securities	18,651
Cost of investment securities for federal income tax purposes	165,404

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

C$ = Canadian dollars

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

THB = Thai baht

ZAR = South African rand

Bond FundSM

Investment portfolio

September 30, 2013

unaudited

Bonds, notes & other debt instruments 91.92%
U.S. Treasury bonds & notes 28.45%	Principal amount	Value
U.S. Treasury 25.83%	(000)	(000)

U.S. Treasury 1.25% 2014[1]	$ 26,791	$ 26,912
U.S. Treasury 0.375% 2015	39,000	39,050
U.S. Treasury 0.25% 2016	55,025	54,676
U.S. Treasury 0.625% 2016	25,000	25,021
U.S. Treasury 0.875% 2016	25,000	25,191
U.S. Treasury 1.00% 2016	91,220	92,190
U.S. Treasury 1.50% 2016	83,275	85,424
U.S. Treasury 1.50% 2016	76,570	78,529
U.S. Treasury 4.625% 2016	54,625	61,242
U.S. Treasury 5.125% 2016	26,875	30,125
U.S. Treasury 7.50% 2016	57,650	69,762
U.S. Treasury 0.50% 2017	1,795	1,762
U.S. Treasury 0.75% 2017	15,000	14,886
U.S. Treasury 1.00% 2017	312,650	314,316
U.S. Treasury 2.75% 2017	95,425	101,772
U.S. Treasury 4.50% 2017	6,000	6,769
U.S. Treasury 4.625% 2017	54,200	61,072
U.S. Treasury 8.75% 2017	75,000	96,023
U.S. Treasury 0.625% 2018	114,165	111,020
U.S. Treasury 0.75% 2018	16,250	15,910
U.S. Treasury 0.75% 2018	1,795	1,761
U.S. Treasury 1.00% 2018	75,175	74,238
U.S. Treasury 1.375% 2018	80,000	80,242
U.S. Treasury 3.50% 2018	74,650	82,045
U.S. Treasury 1.00% 2019	30,000	28,748
U.S. Treasury 1.125% 2019	30,000	29,190
U.S. Treasury 1.25% 2019	47,500	46,650
U.S. Treasury 1.375% 2020	48,975	47,276
U.S. Treasury 2.00% 2020	42,750	42,868
U.S. Treasury 8.75% 2020	40,000	57,781
U.S. Treasury 2.00% 2021	4,520	4,420
U.S. Treasury 3.625% 2021	7,500	8,302
U.S. Treasury 1.625% 2022	91,400	84,667
U.S. Treasury 1.75% 2023	14,766	13,688
U.S. Treasury 2.50% 2023	91,490	90,611
U.S. Treasury 7.625% 2025	20,000	29,558
U.S. Treasury 6.00% 2026	25,975	34,376
U.S. Treasury 6.50% 2026	20,275	28,090
U.S. Treasury 6.125% 2027	25,000	33,772
U.S. Treasury 4.25% 2039	5,306	5,894
U.S. Treasury 3.75% 2041	74,885	76,154
U.S. Treasury 2.75% 2042	24,325	20,148
U.S. Treasury 3.00% 2042	8,749	7,671
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.875% 2043	$ 36,675	$ 31,151
U.S. Treasury 3.625% 2043	83,350	82,457
		2,353,410
U.S. Treasury inflation-protected securities[2] 2.62%

U.S. Treasury Inflation-Protected Security 1.625% 2015	13,151	13,601
U.S. Treasury Inflation-Protected Security 0.125% 2018	103,149	106,358
U.S. Treasury Inflation-Protected Security 0.125% 2022	12,697	12,520
U.S. Treasury Inflation-Protected Security 0.125% 2023	6,507	6,335
U.S. Treasury Inflation-Protected Security 0.375% 2023	48,080	47,867
U.S. Treasury Inflation-Protected Security 2.00% 2026	4,708	5,440
U.S. Treasury Inflation-Protected Security 0.625% 2043	56,592	46,517
		238,638
Total U.S. Treasury bonds & notes		2,592,048
Mortgage-backed obligations[3] 25.75%

Fannie Mae 5.50% 2023	2,800	3,048
Fannie Mae 4.00% 2024	811	862
Fannie Mae 4.50% 2025	1,271	1,352
Fannie Mae, Series 2001-4, Class GA, 9.54% 2025[4]	25	29
Fannie Mae 6.00% 2026	876	966
Fannie Mae 2.50% 2027	29,354	29,600
Fannie Mae 2.50% 2027	23,285	23,466
Fannie Mae 2.50% 2027	16,393	16,520
Fannie Mae 2.50% 2027	16,326	16,453
Fannie Mae 2.50% 2027	16,232	16,358
Fannie Mae 2.50% 2027	16,198	16,323
Fannie Mae 2.50% 2027	11,932	12,017
Fannie Mae 2.50% 2027	5,972	6,019
Fannie Mae 2.50% 2027	3,840	3,868
Fannie Mae 2.50% 2027	3,802	3,831
Fannie Mae 2.50% 2027	2,570	2,588
Fannie Mae 5.50% 2027	641	701
Fannie Mae 6.00% 2027	1,561	1,719
Fannie Mae 2.50% 2028	17,184	17,306
Fannie Mae 2.50% 2028	15,969	16,083
Fannie Mae 2.50% 2028	9,208	9,286
Fannie Mae 2.50% 2028	3,816	3,843
Fannie Mae 4.00% 2028	22,083	23,440
Fannie Mae 6.00% 2028	554	611
Fannie Mae 1.765% 2037[4]	1,905	1,984
Fannie Mae 6.00% 2037	5,103	5,585
Fannie Mae 6.00% 2037	785	860
Fannie Mae 6.00% 2037	770	819
Fannie Mae 6.00% 2037	507	555
Fannie Mae 2.63% 2038[4]	361	386
Fannie Mae 5.50% 2038	10,786	11,754
Fannie Mae 5.50% 2038	1,152	1,254
Fannie Mae 3.50% 2039[4]	3,056	3,211
Fannie Mae 3.59% 2039[4]	2,659	2,798
Fannie Mae 3.723% 2039[4]	248	262
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.80% 2039[4]	$ 350	$ 375
Fannie Mae 3.935% 2039[4]	291	307
Fannie Mae 3.939% 2039[4]	748	788
Fannie Mae 3.952% 2039[4]	320	339
Fannie Mae 3.971% 2039[4]	1,253	1,330
Fannie Mae 4.40% 2040[4]	1,670	1,773
Fannie Mae 4.50% 2040	9,225	9,879
Fannie Mae 5.00% 2040	1,604	1,753
Fannie Mae 5.00% 2040	937	1,022
Fannie Mae 2.924% 2041[4]	2,592	2,686
Fannie Mae 3.557% 2041[4]	5,909	6,158
Fannie Mae 4.00% 2041	4,223	4,438
Fannie Mae 4.50% 2041	19,974	21,375
Fannie Mae 4.50% 2041	18,716	20,055
Fannie Mae 4.50% 2041	17,605	18,870
Fannie Mae 4.50% 2041	9,700	10,390
Fannie Mae 4.50% 2041	8,043	8,613
Fannie Mae 4.50% 2041	7,428	7,956
Fannie Mae 5.00% 2041	12,128	13,255
Fannie Mae 5.00% 2041	7,526	8,222
Fannie Mae 5.00% 2041	4,684	5,156
Fannie Mae 5.00% 2041	3,622	3,988
Fannie Mae 5.00% 2041	2,360	2,597
Fannie Mae 5.00% 2041	1,588	1,747
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	52	62
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	41	46
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	62	73
Fannie Mae 3.50% 2042	64,321	65,613
Fannie Mae 3.50% 2042	27,175	27,732
Fannie Mae 3.50% 2042	18,803	19,176
Fannie Mae 3.50% 2042	12,889	13,165
Fannie Mae 3.50% 2042	3,381	3,451
Fannie Mae 4.00% 2042	69,294	72,883
Fannie Mae, Series 2002-W1, Class 2A, 6.70% 2042[4]	78	93
Fannie Mae 3.00% 2043	260,000	254,191
Fannie Mae 3.50% 2043	188,793	192,392
Fannie Mae 3.50% 2043	34,201	34,900
Fannie Mae 3.50% 2043	9,008	9,207
Fannie Mae 3.50% 2043	5,142	5,251
Fannie Mae 4.00% 2043	23,570	24,642
Fannie Mae 4.50% 2043	402,230	429,758
Government National Mortgage Assn. 2.50% 2028	66,235	66,953
Government National Mortgage Assn. 2.50% 2028	13,675	13,823
Government National Mortgage Assn. 2.50% 2028	13,640	13,788
Government National Mortgage Assn. 2.50% 2028	13,636	13,742
Government National Mortgage Assn. 2.50% 2028	11,863	11,992
Government National Mortgage Assn. 2.50% 2028	4,120	4,165
Government National Mortgage Assn. 2.50% 2028	4,028	4,060
Government National Mortgage Assn. 2.50% 2028	2,706	2,727
Government National Mortgage Assn. 4.50% 2040	3,611	3,910
Government National Mortgage Assn. 4.00% 2043	75,000	79,348
Government National Mortgage Assn. 4.50% 2043	50,140	54,026
Freddie Mac 5.50% 2033	489	530
Freddie Mac, Series 3061, Class PN, 5.50% 2035	453	501
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	$ 964	$ 909
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	843	802
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,590	2,858
Freddie Mac 2.858% 2037[4]	965	1,033
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,420	1,554
Freddie Mac 5.00% 2038	88	96
Freddie Mac 5.00% 2038	2	2
Freddie Mac 5.50% 2038	14,564	15,779
Freddie Mac 5.50% 2038	683	740
Freddie Mac 5.50% 2038	511	554
Freddie Mac 3.721% 2039[4]	498	530
Freddie Mac 3.83% 2039[4]	1,169	1,231
Freddie Mac 4.50% 2039	4,144	4,418
Freddie Mac 4.50% 2039	289	308
Freddie Mac 4.50% 2039	221	235
Freddie Mac 5.50% 2039	942	1,020
Freddie Mac 4.50% 2040	3,254	3,471
Freddie Mac 5.50% 2040	3,384	3,666
Freddie Mac 4.50% 2041	17,617	18,839
Freddie Mac 4.50% 2041	10,935	11,682
Freddie Mac 4.50% 2041	9,607	10,268
Freddie Mac 4.50% 2041	3,213	3,427
Freddie Mac 4.50% 2041	1,624	1,734
Freddie Mac 4.50% 2041	1,547	1,653
Freddie Mac 4.50% 2041	870	929
Freddie Mac 4.50% 2041	771	822
Freddie Mac 5.00% 2041	11,215	12,271
Freddie Mac 5.50% 2041	4,836	5,239
Freddie Mac 3.50% 2043	13,500	13,713
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[4]	687	693
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	4,000	4,377
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[4]	10,315	11,342
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	16,350	17,356
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[4]	29,330	32,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,607
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	2,766	3,135
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[4]	11,333	12,474
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	27,614
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4]	12,610	13,769
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	919	964
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,624
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.872% 2039[4]	6,749	7,421
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4]	10,650	11,348
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	22,540	24,640
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[4]	6,195	7,002
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[4]	12,635	13,482
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,811	16,287
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	10,000	10,960
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	17,490	18,763
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,490	2,744
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4]	13,725	15,035
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[4]	2,110	2,390
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	2,690	2,981
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	3,009
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4]	$ 8,810	$ 9,490
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.936% 2049[4]	3,500	3,904
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	18,277	19,283
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	5,025	5,396
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[4]	10,869	12,201
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4]	3,250	3,573
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[4]	2,405	2,681
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.001% 2051[4]	3,020	3,317
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[4]	4,128	4,736
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.951% 2049[4]	2,500	2,739
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.336% 2049[4]	5,000	5,505
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046[6]	7,278	7,644
Royal Bank of Canada 3.125% 2015[5]	6,840	7,113
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[4]	2,373	2,442
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[4]	1,065	1,101
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.045% 2050[4]	1,955	2,196
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4]	1,755	1,979
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4]	2,380	2,657
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.036% 2044[4]	3,659	4,099
Northern Rock PLC 5.625% 2017[5]	1,868	2,133
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,606	1,752
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[4]	1,727	1,733
		2,345,369
Financials 7.24%

Bank of America Corp. 3.75% 2016	11,200	11,879
Bank of America Corp. 2.00% 2018	9,100	8,960
Merrill Lynch & Co., Inc. 4.625% 2018	€2,890	4,202
Bank of America Corp. 5.65% 2018	$ 5,270	5,955
Bank of America Corp. 7.625% 2019	4,520	5,551
Bank of America Corp. 3.30% 2023	15,415	14,475
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[4]	1,350	1,188
Morgan Stanley 3.80% 2016	5,000	5,267
Morgan Stanley 2.125% 2018	20,920	20,416
Morgan Stanley, Series F, 5.625% 2019	16,350	18,273
Goldman Sachs Group, Inc. 2.90% 2018	12,775	12,895
Goldman Sachs Group, Inc. 7.50% 2019	2,725	3,297
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,555
Goldman Sachs Group, Inc. 3.625% 2023	14,680	14,071
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,338
JPMorgan Chase & Co. 3.40% 2015	7,000	7,297
JPMorgan Chase & Co. 1.625% 2018	31,330	30,382
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[4]	1,350	1,188
Prologis, Inc. 6.125% 2016	4,485	5,075
Prologis, Inc. 6.625% 2018	13,385	15,670
Prologis, Inc. 2.75% 2019	4,380	4,384
Prologis, Inc. 4.25% 2023	4,660	4,646
HSBC Bank PLC 1.50% 2018[5]	16,535	16,094
HSBC USA Inc. 2.625% 2018	6,275	6,367
HSBC Holdings PLC 4.875% 2020	6,530	7,048
Westfield Group 5.70% 2016[5]	6,860	7,681
Westfield Group 7.125% 2018[5]	8,885	10,590
Westfield Group 4.625% 2021[5]	4,170	4,407
Westfield Group 3.375% 2022[5]	7,160	6,764
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

American Express Co. 6.15% 2017	$ 2,500	$ 2,918
American Express Co. 0.852% 2018[4]	5,625	5,625
American Express Co. 1.55% 2018	12,675	12,407
Hospitality Properties Trust 7.875% 2014	1,700	1,744
Hospitality Properties Trust 5.125% 2015	765	789
Hospitality Properties Trust 6.30% 2016	300	327
Hospitality Properties Trust 5.625% 2017	3,835	4,173
Hospitality Properties Trust 6.70% 2018	7,920	8,894
Hospitality Properties Trust 5.00% 2022	1,000	1,001
Hospitality Properties Trust 4.50% 2023	3,705	3,567
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,177
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,487
Developers Diversified Realty Corp. 7.50% 2017	3,510	4,104
Developers Diversified Realty Corp. 4.75% 2018	775	838
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,784
Standard Chartered PLC 3.85% 2015[5]	15,175	15,772
Standard Chartered PLC 3.20% 2016[5]	2,710	2,841
Citigroup Inc. 4.75% 2015	6,016	6,370
Citigroup Inc. 1.30% 2016	1,250	1,248
Citigroup Inc. 8.50% 2019	4,219	5,396
Citigroup Inc. 6.675% 2043	3,375	3,646
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[4]	2,000	1,747
Wells Fargo & Co. 1.25% 2016	7,325	7,335
Wells Fargo & Co. 1.50% 2018	9,675	9,532
American International Group, Inc. 3.80% 2017	7,250	7,718
American International Group, Inc. 4.125% 2024	6,565	6,586
American Tower Corp. 4.625% 2015	6,475	6,768
American Tower Corp. 3.40% 2019	7,525	7,448
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,881
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,178
Kimco Realty Corp. 5.70% 2017	4,250	4,776
Kimco Realty Corp. 6.875% 2019	3,500	4,226
Goodman Funding Pty Ltd. 6.00% 2022[5]	12,750	13,849
Regions Financial Corp. 7.75% 2014	1,572	1,689
Regions Financial Corp. 5.20% 2015	205	216
Regions Financial Corp. 5.75% 2015	590	632
Regions Financial Corp. 2.00% 2018	11,475	11,153
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,342
Royal Bank of Scotland PLC 5.625% 2020	3,470	3,838
RBS Capital Trust II 6.425% noncumulative trust (undated)[4]	2,125	1,944
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,5]	2,450	2,548
Simon Property Group, LP 4.20% 2015	2,430	2,521
Simon Property Group, LP 5.875% 2017	2,500	2,824
Simon Property Group, LP 10.35% 2019	5,655	7,701
UniCredito Italiano SpA 6.00% 2017[5]	12,385	12,962
PNC Financial Services Group, Inc. 2.854% 2022	12,100	11,211
CNA Financial Corp. 6.50% 2016	3,750	4,245
CNA Financial Corp. 7.35% 2019	1,800	2,197
CNA Financial Corp. 7.25% 2023	3,000	3,633
CIT Group Inc., Series C, 4.75% 2015[5]	5,550	5,758
CIT Group Inc. 5.00% 2017	1,000	1,056
CIT Group Inc., Series C, 5.50% 2019[5]	2,750	2,901
AvalonBay Communities, Inc. 3.625% 2020	6,095	6,200
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,068
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Korea Development Bank 8.00% 2014	$8,750	$ 8,946
ERP Operating LP 5.25% 2014	3,000	3,127
ERP Operating LP 7.125% 2017	380	445
ERP Operating LP 3.00% 2023	5,470	5,041
International Lease Finance Corp. 4.875% 2015	3,385	3,514
International Lease Finance Corp. 2.204% 2016[4]	5,000	5,000
HBOS PLC 4.375% 2019[4]	€965	1,299
HBOS PLC 6.00% 2033[5]	$6,177	5,834
UDR, Inc., Series A, 5.25% 2015	5,400	5,667
Royal Bank of Canada 1.50% 2018	5,370	5,293
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,241
Realogy Corp., Letter of Credit, 4.50% 2016[3,4,7]	286	287
Realogy Corp. 7.875% 2019[5]	3,650	4,006
Realogy Corp., Term Loan B, 4.50% 2020[3,4,7]	855	862
QBE Insurance Group Ltd. 2.40% 2018[5]	4,870	4,751
iStar Financial Inc., Term Loan B, 4.50% 2017[3,4,7]	3,027	3,038
iStar Financial Inc., 4.875% 2018	1,650	1,609
Liberty Mutual Group Inc. 6.70% 2016[5]	3,750	4,242
Barclays Bank PLC 6.00% 2021	€2,750	4,129
RSA Insurance Group PLC 9.375% 2039[4]	£1,275	2,564
RSA Insurance Group PLC 8.50% (undated)[4]	760	1,300
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,119
ACE INA Holdings Inc. 2.60% 2015	2,580	2,676
CME Group Inc. 5.30% 2043	3,600	3,727
Berkshire Hathaway Inc. 2.00% 2018	3,675	3,690
Mack-Cali Realty Corp. 2.50% 2017	3,510	3,474
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,5]	2,505	2,831
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,5]	300	383
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,350	3,154
Intesa Sanpaolo SpA 6.50% 2021[5]	3,025	3,152
Northern Trust Corp. 4.625% 2014	2,825	2,896
American Campus Communities, Inc. 3.75% 2023	3,000	2,843
Ryman Hospitality Properties, Inc. 5.00% 2021[5]	2,800	2,639
UBS AG 5.75% 2018	2,240	2,588
Assicurazioni Generali SpA 10.125% 2042	€1,500	2,460
Host Hotels & Resorts LP 5.875% 2019	$ 1,025	1,107
Host Hotels & Resorts LP 6.00% 2021	1,000	1,093
Prudential Financial, Inc. 2.30% 2018	2,175	2,197
FelCor Lodging Trust Inc. 5.625% 2023	2,325	2,177
Monumental Global Funding III 5.25% 2014[5]	2,000	2,027
UnumProvident Finance Co. PLC 6.85% 2015[5]	1,500	1,666
AXA SA 8.60% 2030	1,325	1,605
Crescent Resources 10.25% 2017[5]	1,350	1,458
BBVA Bancomer SA 6.50% 2021[5]	1,075	1,123
Genworth Holdings, Inc. 4.90% 2023	1,000	1,006
HSBK (Europe) BV 7.25% 2021[5]	935	970
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	200	204
		659,166
Energy 3.87%

Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,219
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,779
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,118
Enbridge Energy Partners, LP 4.20% 2021	8,500	8,634
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

TransCanada PipeLines Ltd. 6.50% 2018	$10,900	$13,018
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[4]	11,145	11,512
StatoilHydro ASA 2.90% 2014	3,110	3,192
Statoil ASA 3.125% 2017	5,000	5,320
Statoil ASA 0.554% 2018[4]	5,275	5,274
StatoilHydro ASA 1.20% 2018	4,580	4,495
StatoilHydro ASA 5.25% 2019	4,950	5,691
Kinder Morgan Energy Partners, LP 6.00% 2017	380	431
Kinder Morgan Energy Partners, LP 2.65% 2019	2,785	2,770
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	9,074
Kinder Morgan Energy Partners, LP 3.50% 2023	5,810	5,430
Kinder Morgan Energy Partners, LP 6.50% 2037	900	992
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	3,957
Chevron Corp. 1.718% 2018	6,015	6,004
Chevron Corp. 2.355% 2022	9,290	8,574
Chevron Corp. 3.191% 2023	5,950	5,859
Transocean Inc. 2.50% 2017	3,890	3,905
Transocean Inc. 6.375% 2021	9,420	10,492
Transocean Inc. 3.80% 2022	3,080	2,907
Transocean Inc. 7.35% 2041	365	424
Enterprise Products Operating LLC 5.20% 2020	1,260	1,405
Enterprise Products Operating LLC 4.05% 2022	5,000	5,090
Enterprise Products Operating LLC 3.35% 2023	1,275	1,210
Enterprise Products Operating LLC 4.85% 2042	10,000	9,411
Total Capital International 1.55% 2017	8,300	8,351
Total Capital International 2.875% 2022	7,005	6,735
Total Capital Canada Ltd. 2.75% 2023	2,140	2,012
Shell International Finance BV 4.00% 2014	4,860	4,943
Shell International Finance BV 3.10% 2015	5,000	5,226
Shell International Finance BV 3.625% 2042	6,600	5,790
Gazprom OJSC 5.092% 2015	6,500	6,903
Gazprom OJSC, Series 9, 6.51% 2022	6,500	6,987
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,637
Devon Energy Corp. 3.25% 2022	11,950	11,465
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	2,220	2,270
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	7,225	7,424
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,063
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,518
Spectra Energy Partners, LP 2.95% 2018	1,615	1,644
Spectra Energy Partners, LP 4.75% 2024	7,025	7,257
Apache Corp. 2.625% 2023	5,930	5,447
Apache Corp. 4.25% 2044	2,690	2,362
Woodside Finance Ltd. 4.60% 2021[5]	6,535	6,927
Petrobras International Finance Co. 5.75% 2020	1,520	1,587
Petrobras International Finance Co. 5.375% 2021	2,305	2,328
Petrobras Global Finance Co. 4.375% 2023	600	555
Petrobras International Finance Co. 6.875% 2040	2,240	2,223
Peabody Energy Corp. 6.00% 2018	3,300	3,308
Peabody Energy Corp. 6.25% 2021	2,200	2,145
CONSOL Energy Inc. 8.25% 2020	4,900	5,280
Enbridge Inc. 4.00% 2023	5,030	5,048
BG Energy Capital PLC 4.00% 2021[5]	4,850	5,006
NGPL PipeCo LLC 7.119% 2017[5]	775	688
NGPL PipeCo LLC 9.625% 2019[5]	4,600	4,301
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Husky Energy Inc. 7.25% 2019	$ 3,390	$ 4,156
Alpha Natural Resources, Inc. 9.75% 2018	1,000	1,020
Alpha Natural Resources, Inc. 6.00% 2019	2,275	1,911
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,176
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,433
Phillips 66 5.875% 2042	3,185	3,357
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,178
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,165
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	3,011	3,097
Arch Coal, Inc. 7.00% 2019	1,875	1,472
Arch Coal, Inc. 7.25% 2021	1,525	1,163
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,633
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	2,500	2,459
PDC Energy Inc. 7.75% 2022	2,275	2,423
Ras Laffan Liquefied Natural Gas III 5.832% 2016[3]	1,034	1,099
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3]	826	880
Energy Transfer Partners, L.P. 7.50% 2020	1,750	1,881
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,276
Samson Investment Co., Term Loan B, 6.00% 2018[3,4,7]	150	151
Samson Investment Co. 10.25% 2020[5]	1,000	1,065
Oasis Petroleum Inc. 6.875% 2022[5]	1,125	1,190
MarkWest Energy Partners, LP 4.50% 2023	1,100	1,042
		352,844
Consumer discretionary 3.37%

Dollar General Corp. 4.125% 2017	3,333	3,546
Dollar General Corp. 1.875% 2018	6,667	6,478
Dollar General Corp. 3.25% 2023	21,300	19,445
DaimlerChrysler North America Holding Corp. 1.25% 2016[5]	7,000	7,005
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	8,000	8,254
DaimlerChrysler North America Holding Corp. 1.125% 2018[4,5]	7,500	7,548
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,650	3,814
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	4,330	4,211
NBCUniversal Media, LLC 5.15% 2020	15,500	17,607
NBCUniversal Media, LLC 2.875% 2023	2,500	2,383
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	1,750	1,735
Comcast Corp. 5.85% 2015	4,525	4,996
Comcast Corp. 6.30% 2017	1,880	2,217
Comcast Corp. 5.875% 2018	4,800	5,607
Comcast Corp. 5.15% 2020	2,500	2,835
Comcast Corp. 5.50% 2029	£1,160	2,132
Comcast Corp. 6.95% 2037	$ 630	795
Comcast Corp. 6.40% 2038	3,200	3,806
Time Warner Cable Inc. 7.50% 2014	1,185	1,224
Time Warner Cable Inc. 8.25% 2014	7,925	8,136
Time Warner Cable Inc. 6.75% 2018	2,650	2,963
Time Warner Cable Inc. 4.00% 2021	4,890	4,571
Time Warner Inc. 4.75% 2021	6,700	7,190
AOL Time Warner Inc. 7.625% 2031	1,750	2,184
Time Warner Inc. 6.20% 2040	5,450	5,956
Cox Communications, Inc. 5.45% 2014	480	507
Cox Communications, Inc. 2.95% 2023[5]	12,750	11,033
News America Inc. 4.50% 2021	7,930	8,437
News America Inc. 4.00% 2023[5]	1,100	1,104
News America Inc. 6.15% 2037	1,000	1,091
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Ford Motor Credit Co. 2.50% 2016	$2,750	$2,806
Ford Motor Credit Co. 2.375% 2018	7,000	6,953
MGM Resorts International 5.875% 2014	3,200	3,276
MGM Resorts International 6.875% 2016	1,000	1,092
MGM Resorts International 7.50% 2016	1,875	2,105
MGM Resorts International 6.75% 2020	875	921
MGM Resorts International 7.75% 2022	2,000	2,177
Home Depot, Inc. 4.40% 2021	7,500	8,239
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	7,354	8,222
Viacom Inc. 2.50% 2018	1,100	1,099
Viacom Inc. 4.25% 2023	6,575	6,555
RCI Banque 3.50% 2018[5]	7,500	7,637
Walt Disney Co. 5.50% 2019	5,000	5,790
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,388
Limited Brands, Inc. 7.00% 2020	1,192	1,323
Limited Brands, Inc. 6.625% 2021	3,724	4,045
WPP Finance 2010 4.75% 2021	5,060	5,226
Omnicom Group Inc. 3.625% 2022	5,000	4,806
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[3,4,7]	4,728	4,725
Volkswagen International Finance NV 4.00% 2020[5]	4,200	4,459
Hilton Worldwide, Term Loan B, 4.00% 2021[3,4,7]	3,025	3,025
Hilton Hotels Corp. 5.625% 2021[5]	1,350	1,356
Boyd Gaming Corp. 9.125% 2018	3,600	3,933
Michaels Stores, Inc. 7.75% 2018	3,400	3,672
Needle Merger Sub Corp. 8.125% 2019[5]	3,500	3,588
Target Corp. 6.00% 2018	3,000	3,525
Mohegan Tribal Gaming Authority 11.00% 2018[4,5,8]	3,300	3,292
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,000	3,158
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,030
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,024
J.C. Penney Co., Inc. 5.75% 2018	3,859	3,049
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	2,725	2,793
DISH DBS Corp. 4.625% 2017	1,050	1,079
DISH DBS Corp. 7.875% 2019	700	802
DISH DBS Corp. 6.75% 2021	775	819
Six Flags Entertainment Corp. 5.25% 2021[5]	2,500	2,388
Staples, Inc. 9.75% 2014	2,250	2,306
Cinemark USA, Inc. 5.125% 2022	2,250	2,121
Cinemark USA, Inc. 4.875% 2023	200	185
General Motors Financial Co. 3.25% 2018[5]	1,700	1,658
General Motors Financial Co. 6.75% 2018	300	334
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	842
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,7]	1,128	1,083
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,648
Quebecor Media Inc. 5.75% 2023	1,575	1,492
Gannett Co., Inc. 5.125% 2019[5]	1,130	1,124
Gannett Co., Inc. 6.375% 2023[5]	340	338
Schaeffler Holding Finance BV 6.875% 2018[4,8]	€1,000	1,422
Laureate Education, Inc. 9.25% 2019[5]	$1,275	1,383
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,4,7]	1,368	1,365
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,320
Seminole Tribe of Florida 5.798% 2013[5]	265	265
Seminole Tribe of Florida 7.804% 2020[5]	940	1,015
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Playa Resorts Holding BV, Term Loan B, 4.75% 2019[3,4,7]	$675	$ 680
Weather Company, Term Loan, 7.00% 2020[3,4,7]	500	514
Grupo Televisa, SAB 7.25% 2043	MXN6,080	394
		306,676
Health care 3.23%

AbbVie Inc. 1.75% 2017	$15,930	15,818
AbbVie Inc. 2.90% 2022	16,950	15,890
AbbVie Inc. 4.40% 2042	9,170	8,334
Express Scripts Inc. 2.75% 2014	8,750	8,942
Express Scripts Inc. 3.125% 2016	19,500	20,427
Express Scripts Inc. 2.65% 2017	5,000	5,160
Express Scripts Inc. 3.90% 2022	4,990	5,066
Gilead Sciences, Inc. 2.40% 2014	4,780	4,881
Gilead Sciences, Inc. 3.05% 2016	3,815	4,032
Gilead Sciences, Inc. 4.40% 2021	10,755	11,544
Gilead Sciences, Inc. 5.65% 2041	5,000	5,550
Roche Holdings, Inc. 6.00% 2019[5]	19,115	22,812
Schering-Plough Corp. 5.375% 2014	€3,955	5,614
Merck & Co., Inc. 2.80% 2023	$ 9,950	9,434
Cardinal Health, Inc. 4.00% 2015	2,715	2,859
Cardinal Health, Inc. 5.80% 2016	1,235	1,397
Cardinal Health, Inc. 1.90% 2017	2,370	2,378
Cardinal Health, Inc. 1.70% 2018	1,400	1,370
Cardinal Health, Inc. 4.625% 2020	5,880	6,295
UnitedHealth Group Inc. 1.40% 2017	3,020	2,985
UnitedHealth Group Inc. 2.875% 2023	10,540	9,943
Amgen Inc. 2.50% 2016	2,655	2,759
Amgen Inc. 2.125% 2017	7,390	7,508
Amgen Inc. 5.375% 2043	1,155	1,154
Novartis Securities Investment Ltd. 5.125% 2019	8,630	9,898
Sanofi 0.558% 2014[4]	7,500	7,516
WellPoint, Inc. 2.30% 2018	7,440	7,453
Humana Inc. 3.15% 2022	4,825	4,500
Humana Inc. 4.625% 2042	2,675	2,391
Baxter International Inc. 1.85% 2018	1,975	1,976
Baxter International Inc. 3.20% 2023	4,795	4,690
Pfizer Inc. 6.20% 2019	5,000	6,030
Teve Pharmaceutical Finance Company BV, 2.95% 2022	5,700	5,294
Johnson & Johnson 0.354% 2014[4]	5,000	5,006
VPI Escrow Corp. 6.75% 2018[5]	3,000	3,225
VPI Escrow Corp. 6.375% 2020[5]	1,435	1,500
HCA Inc. 6.375% 2015	1,000	1,057
HCA Inc., Term Loan B5, 2.998% 2017[3,4,7]	1,910	1,909
HCA Inc. 6.50% 2020	1,550	1,684
inVentiv Health Inc. 11.00% 2018[5]	5,650	4,591
Boston Scientific Corp. 6.00% 2020	3,675	4,210
Symbion Inc. 8.00% 2016	3,825	4,054
Centene Corp. 5.75% 2017	3,600	3,816
Aetna Inc. 1.50% 2017	3,755	3,691
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[3,4,7]	375	378
Kinetic Concepts, Inc. 10.50% 2018	630	699
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,421
Tenet Healthcare Corp. 9.25% 2015	1,245	1,363
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

Tenet Healthcare Corp. 6.00% 2020[5]	$ 1,340	$ 1,373
Tenet Healthcare Corp. 4.50% 2021	625	588
McKesson Corp. 3.25% 2016	3,051	3,218
VWR Funding, Inc. 7.25% 2017	2,500	2,650
Surgical Care Affiliates, Inc. 10.00% 2017[5]	2,500	2,600
Select Medical Holdings Corp. 6.375% 2021[5]	2,725	2,596
Grifols Inc. 8.25% 2018	2,194	2,367
DJO Finance LLC 7.75% 2018	110	109
DJO Finance LLC 9.875% 2018	2,020	2,151
Quintiles, Term Loan B-2, 4.00% 2018[3,4,7]	1,524	1,532
Patheon Inc., Term Loan B1, 7.25% 2018[3,4,7]	1,325	1,338
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,4,7]	1,000	1,004
HealthSouth Corp. 5.75% 2024	1,040	1,004
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	445
		294,479
Industrials 3.08%

General Electric Capital Corp. 1.50% 2016	5,212	5,252
General Electric Capital Corp. 2.30% 2017	5,000	5,135
General Electric Capital Corp. 1.625% 2018	6,788	6,691
General Electric Co. 2.70% 2022	5,000	4,728
General Electric Capital Corp. 3.10% 2023	12,460	11,684
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[4]	5,000	4,647
Volvo Treasury AB 5.95% 2015[5]	34,000	36,303
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	6,612
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,259
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,737
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,351
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,256
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,582
Burlington Northern Santa Fe LLC 3.00% 2023	2,610	2,462
Burlington Northern Santa Fe LLC 4.45% 2043	2,710	2,474
BNSF Funding Trust I 6.613% 2055[4]	1,680	1,877
Norfolk Southern Corp. 5.75% 2016	5,270	5,828
Norfolk Southern Corp. 3.00% 2022	10,250	9,901
Norfolk Southern Corp. 4.837% 2041	8,061	7,950
United Technologies Corp. 1.80% 2017	2,340	2,383
United Technologies Corp. 3.10% 2022	8,745	8,623
United Technologies Corp. 4.50% 2042	8,630	8,415
Union Pacific Corp. 5.125% 2014	2,300	2,339
Union Pacific Corp. 4.00% 2021	7,500	7,966
Union Pacific Corp. 4.163% 2022	2,314	2,450
Waste Management, Inc. 4.60% 2021	3,345	3,575
Waste Management, Inc. 2.90% 2022	9,515	8,886
Canadian National Railway Co. 4.95% 2014	1,430	1,448
Canadian National Railway Co. 5.55% 2018	5,000	5,779
Canadian National Railway Co. 2.85% 2021	5,000	4,893
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6,9]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	57	60
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	136	139
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	924	976
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	2,098	2,233
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	598	651
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	504	518
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	$ 478	$ 509
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,283	2,554
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	1,039	1,183
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[3,5]	8,334	8,386
European Aeronautic Defence and Space Company 2.70% 2023[5]	7,500	6,909
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[3,4,7]	6,233	5,796
Republic Services, Inc. 5.00% 2020	5,000	5,461
CSX Corp. 6.25% 2015	5,000	5,404
DAE Aviation Holdings, Inc. 11.25% 2015[5]	4,851	4,869
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,037
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,365
Ply Gem Industries, Inc. 8.25% 2018	3,804	4,089
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,026
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,092
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	625	627
TransDigm Inc. 7.75% 2018	210	225
TransDigm Inc. 5.50% 2020	3,500	3,447
Esterline Technologies Corp. 7.00% 2020	2,475	2,661
Brunswick Rail Finance Ltd. 6.50% 2017[5]	1,650	1,652
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,001
Atlas Copco AB 5.60% 2017[5]	2,340	2,643
BE Aerospace, Inc. 5.25% 2022	2,475	2,469
CNH Capital LLC 3.875% 2015	2,300	2,381
US Investigations Services, Inc. 11.75% 2016[5]	3,010	2,288
ARAMARK Corp., Term Loan D, 4.00% 2019[3,4,7]	2,000	2,009
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	1,925	1,988
Euramax International, Inc. 9.50% 2016	1,775	1,708
Watco Companies 6.375% 2023[5]	1,505	1,497
Far East Capital Limited SA 8.00% 2018[5]	540	475
Far East Capital Limited SA 8.75% 2020[5]	1,085	947
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[3,4,7]	1,000	1,008
Gardner Denver, Inc. 6.875% 2021[5]	1,000	993
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,4,7]	1,000	992
Florida East Coast Railway Corp. 8.125% 2017	800	843
Avianca Holdings SA, 8.375% 2020[5]	700	725
Nortek Inc. 8.50% 2021	600	656
ADS Waste Escrow 8.25% 2020[5]	325	345
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[3,4,7]	160	87
		280,410
Federal agency bonds & notes 3.02%

Freddie Mac 0.375% 2013	15,000	15,002
Freddie Mac 5.00% 2014	10,000	10,384
Freddie Mac 0.50% 2015	20,000	20,048
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	13,000	13,750
Freddie Mac 1.25% 2019	48,500	46,331
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	13,495	12,632
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	7,500	7,105
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	7,360	7,635
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	11,000	11,088
Federal Home Loan Bank 3.625% 2013	25,000	25,042
Federal Home Loan Bank 2.50% 2014	20,000	20,322
Federal Home Loan Bank 0.375% 2015	27,250	27,271
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,688
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

CoBank, ACB 7.875% 2018[5]	$ 2,285	$ 2,762
CoBank, ACB 0.854% 2022[4,5]	14,990	13,571
Tennessee Valley Authority 5.88% 2036	3,750	4,480
Tennessee Valley Authority 5.25% 2039	10,500	11,434
Fannie Mae 1.25% 2016	10,000	10,154
Fannie Mae 5.375% 2016	2,080	2,354
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,381
		275,434
Bonds & notes of governments & government agencies outside the U.S. 2.84%

United Mexican States Government, Series M, 5.00% 2017	MXN 51,500	4,013
United Mexican States Government, Series M10, 7.75% 2017	139,500	11,924
United Mexican States Government, Series M, 8.00% 2020	80,000	6,986
United Mexican States Government Global, Series A, 4.00% 2023	$ 9,090	9,045
United Mexican States Government Global, Series A, 6.05% 2040	5,000	5,492
Polish Government 6.375% 2019	25,540	29,869
Polish Government 5.125% 2021	5,000	5,450
Polish Government 5.00% 2022	1,100	1,186
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	27,321
Japanese Government, Series 29, 2.40% 2038	522,350	6,123
Latvia (Republic of) 2.75% 2020	$14,825	14,127
Latvia (Republic of) 5.25% 2021	12,500	13,568
Lithuania (Republic of) 7.375% 2020	4,500	5,479
Lithuania (Republic of) 6.125% 2021[5]	5,830	6,683
Lithuania (Republic of) 6.625% 2022[5]	3,000	3,529
Bermudan Government 5.603% 2020[5]	3,625	3,900
Bermudan Government 5.603% 2020	2,735	2,943
Bermudan Government 4.138% 2023[5]	1,000	965
Bermudan Government 4.854% 2024[5]	6,790	6,761
Croatian Government 6.625% 2020[5]	3,065	3,264
Croatian Government 6.625% 2020	1,195	1,273
Croatian Government 6.375% 2021[5]	3,340	3,466
Croatian Government 6.375% 2021	1,500	1,557
Croatian Government 5.50% 2023[5]	1,625	1,564
Slovenia (Republic of) 5.50% 2022	2,780	2,596
Slovenia (Republic of) 5.85% 2023[5]	8,400	8,022
Russian Federation 3.25% 2017[5]	7,600	7,917
Russian Federation 5.625% 2042[5]	2,600	2,671
Swedish Government, Series 1051, 3.75% 2017	SKr21,900	3,689
Swedish Government, Series 105, 3.50% 2022	21,600	3,676
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	$7,155	7,329
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	6,870	7,042
Israeli Government 4.00% 2022	6,235	6,483
Hungarian Government 4.75% 2015	750	773
Hungarian Government 4.125% 2018	2,310	2,291
Hungarian Government 6.25% 2020	2,425	2,601
Hungarian Government 6.375% 2021	150	160
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	5,570	5,711
South Korean Government 5.75% 2014	4,800	4,933
Greek Government 2.00%/3.00% 2023[10]	€355	300
Greek Government 2.00%/3.00% 2024[10]	355	282
Greek Government 2.00%/3.00% 2025[10]	355	271
Greek Government 2.00%/3.00% 2026[10]	355	262
Greek Government 2.00%/3.00% 2027[10]	355	257
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2028[10]	€ 355	$ 251
Greek Government 2.00%/3.00% 2029[10]	355	245
Greek Government 2.00%/3.00% 2030[10]	355	240
Greek Government 2.00%/3.00% 2031[10]	355	237
Greek Government 2.00%/3.00% 2032[10]	355	236
Greek Government 2.00%/3.00% 2033[10]	355	232
Greek Government 2.00%/3.00% 2034[10]	355	231
Greek Government 2.00%/3.00% 2035[10]	355	230
Greek Government 2.00%/3.00% 2036[10]	355	229
Greek Government 2.00%/3.00% 2037[10]	355	228
Greek Government 2.00%/3.00% 2038[10]	355	228
Greek Government 2.00%/3.00% 2039[10]	355	227
Greek Government 2.00%/3.00% 2040[10]	355	227
Greek Government 2.00%/3.00% 2041[10]	355	227
Greek Government 2.00%/3.00% 2042[10]	355	227
European Investment Bank 4.25% 2014	3,070	4,332
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,289
Canadian Government 4.25% 2026[2]	C$1,399	1,940
German Government 3.25% 2042	€430	661
		258,471
Telecommunication services 2.66%

Verizon Communications Inc. 7.375% 2013	$ 5,000	5,040
Verizon Communications Inc. 5.55% 2014	48,750	49,514
Verizon Communications Inc. 8.50% 2018	1,000	1,283
Verizon Communications Inc. 4.50% 2020	2,050	2,184
Verizon Communications Inc. 5.15% 2023	20,185	21,686
Verizon Communications Inc. 6.55% 2043	13,655	15,468
Koninklijke KPN NV 8.375% 2030	14,075	18,052
Vodafone Group PLC 0.90% 2016	16,250	16,233
Vodafone Group PLC 2.50% 2022	1,956	1,741
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	1,575	2,162
Sprint Nextel Corp. 9.125% 2017	1,400	1,617
Sprint Nextel Corp. 9.00% 2018[5]	2,000	2,350
Sprint Nextel Corp. 7.00% 2020	3,000	3,068
Sprint Corp. 7.25% 2021[5]	3,425	3,468
Sprint Nextel Corp. 11.50% 2021	925	1,193
Sprint Corp. 7.875% 2023[5]	3,500	3,579
Telecom Italia Capital SA 6.999% 2018	3,910	4,313
Telecom Italia Capital SA 7.175% 2019	3,343	3,693
Telecom Italia Capital SA 7.20% 2036	1,758	1,642
Telecom Italia Capital SA 7.721% 2038	7,575	7,328
Deutsche Telekom International Finance BV 3.125% 2016[5]	5,495	5,721
Deutsche Telekom International Finance BV 9.25% 2032	5,403	7,930
Telefónica Emisiones, SAU 3.192% 2018	11,175	11,040
SBC Communications Inc. 5.10% 2014	2,700	2,817
AT&T Inc. 1.40% 2017	7,315	7,149
Frontier Communications Corp. 8.125% 2018	1,100	1,227
Frontier Communications Corp. 8.50% 2020	1,100	1,221
Frontier Communications Corp. 9.25% 2021	2,100	2,415
Frontier Communications Corp. 8.75% 2022	425	466
Frontier Communications Corp. 7.625% 2024	3,000	3,015
Wind Acquisition SA 11.75% 2017[5]	4,550	4,840
Wind Acquisition SA 7.25% 2018[5]	3,000	3,120
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

MetroPCS Wireless, Inc. 6.25% 2021[5]	$ 2,750	$ 2,774
MetroPCS Wireless, Inc. 6.625% 2023[5]	2,775	2,792
NII Capital Corp. 7.875% 2019[5]	1,000	913
NII Capital Corp. 8.875% 2019	475	373
NII Capital Corp. 11.375% 2019[5]	1,700	1,768
NII Capital Corp. 7.625% 2021	2,325	1,662
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[3,4,7]	2,993	2,997
Cricket Communications, Inc. 7.75% 2020	950	1,079
LightSquared, Term Loan B, 12.00% 2014[3,7,8,9]	3,304	3,898
Digicel Group Ltd. 8.25% 2020[5]	1,800	1,872
Digicel Group Ltd. 6.00% 2021[5]	950	895
Intelsat Jackson Holding Co. 6.625% 2022[5]	2,500	2,494
Crown Castle International Corp. 7.125% 2019	1,000	1,078
France Télécom 4.375% 2014	775	796
		241,966
Consumer staples 2.31%

SABMiller Holdings Inc. 2.45% 2017[5]	14,570	14,983
SABMiller Holdings Inc. 2.20% 2018[5]	2,800	2,796
SABMiller Holdings Inc. 3.75% 2022[5]	7,580	7,657
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,282
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,465
Anheuser-Busch InBev NV 7.75% 2019	5,000	6,300
British American Tobacco International Finance PLC 2.125% 2017[5]	2,025	2,061
British American Tobacco International Finance PLC 9.50% 2018[5]	14,137	18,991
Kraft Foods Inc. 1.625% 2015	3,880	3,942
Kraft Foods Inc. 2.25% 2017	4,660	4,758
Kraft Foods Inc. 3.50% 2022	10,700	10,592
ConAgra Foods, Inc. 1.30% 2016	6,725	6,737
ConAgra Foods, Inc. 1.90% 2018	1,530	1,512
ConAgra Foods, Inc. 3.20% 2023	8,955	8,398
ConAgra Foods, Inc. 4.65% 2043	1,900	1,731
Altria Group, Inc. 2.85% 2022	5,000	4,590
Altria Group, Inc. 9.95% 2038	3,200	4,790
Altria Group, Inc. 10.20% 2039	3,100	4,741
Altria Group, Inc. 4.50% 2043	3,000	2,604
Kroger Co. 7.50% 2014	5,650	5,761
Kroger Co. 3.90% 2015	7,500	7,911
Kroger Co. 5.15% 2043	2,950	2,898
Coca-Cola Co. 1.50% 2015	8,110	8,273
Coca-Cola Co. 3.15% 2020	6,285	6,481
Pernod Ricard SA 4.45% 2022[5]	12,870	13,241
Tesco PLC 5.50% 2017[5]	10,035	11,289
Tesco PLC 5.50% 2033	£330	573
Reynolds American Inc. 4.85% 2023	$5,180	5,393
Reynolds American Inc. 6.15% 2043	5,830	6,120
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,686
PepsiCo, Inc. 2.50% 2016	5,000	5,206
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,432
Stater Bros. Holdings Inc. 7.375% 2018	500	531
BFF International Ltd. 7.25% 2020[5]	1,400	1,554
Smithfield Foods, Inc. 5.25% 2018[5]	1,000	1,027
Constellation Brands, Inc. 4.25% 2023	1,000	920
		210,226
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities 2.21%	(000)	(000)

Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$11,420	$ 12,827
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	7,100	8,500
CMS Energy Corp. 8.75% 2019	2,000	2,573
CMS Energy Corp. 6.25% 2020	45	52
CMS Energy Corp. 5.05% 2022	8,205	8,807
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,915
CenterPoint Energy Resources Corp. 4.50% 2021	14,855	16,164
Public Service Co. of Colorado 5.80% 2018	7,860	9,272
Public Service Co. of Colorado 3.20% 2020	5,000	5,116
FirstEnergy Corp., Series A, 2.75% 2018	4,400	4,285
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,601
PG&E Corp. 5.75% 2014	2,000	2,049
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,777
Pacific Gas and Electric Co. 3.25% 2023	5,200	4,967
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,236
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,989
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,833
NV Energy, Inc 6.25% 2020	2,750	3,215
Virginia Electric and Power Co. 1.20% 2018	5,400	5,280
Virginia Electric and Power Co. 2.95% 2022	3,090	3,048
Teco Finance, Inc. 4.00% 2016	15	16
Teco Finance, Inc. 6.572% 2017	831	961
Teco Finance, Inc. 5.15% 2020	325	355
Tampa Electric Co. 2.60% 2022	4,250	4,009
Tampa Electric Co. 4.10% 2042	3,240	2,913
Veolia Environnement 6.00% 2018	4,690	5,394
Veolia Environnement 6.125% 2033	€700	1,173
PSEG Power LLC 2.75% 2016	$3,400	3,538
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,820
Progress Energy, Inc. 7.05% 2019	3,180	3,848
Progress Energy, Inc. 7.75% 2031	1,920	2,469
E.ON International Finance BV 5.80% 2018[5]	5,000	5,811
Niagara Mohawk Power 3.553% 2014[5]	2,625	2,696
National Grid PLC 6.30% 2016	2,315	2,630
CEZ, a s 4.25% 2022[5]	5,285	5,306
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	4,160	3,709
AES Corp. 8.00% 2020	2,000	2,290
AES Corp. 7.375% 2021	975	1,077
American Electric Power Co. 1.65% 2017	2,870	2,823
TXU, Term Loan, 4.682% 2017[3,4,7]	3,749	2,531
Iberdrola Finance Ireland 3.80% 2014[5]	1,615	1,654
Eskom Holdings SOC Ltd. 6.75% 2023[5]	1,400	1,445
Midwest Generation, LLC, Series B, 8.56% 2016[3,9]	1,307	1,300
NRG Energy, Inc. 6.625% 2023	1,100	1,083
		201,357
Materials 1.78%

Glencore Xstrata LLC 1.70% 2016[5]	9,460	9,329
Xstrata Canada Financial Corp. 2.70% 2017[4,5]	9,000	8,961
Glencore Xstrata LLC 1.628% 2019[4,5]	9,225	8,713
Xstrata Canada Financial Corp. 4.95% 2021[5]	5,310	5,321
Glencore Xstrata LLC 4.125% 2023[5]	6,200	5,749
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,152
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,075	7,973
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Rio Tinto Finance (USA) Ltd. 9.00% 2019	$ 3,780	$ 4,912
Rio Tinto Finance (USA) Ltd. 2.875% 2022	9,090	8,372
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,185
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,080
BHP Billiton Finance (USA) Ltd. 5.00% 2043	9,425	9,635
Cliffs Natural Resources Inc. 3.95% 2018	1,805	1,815
Cliffs Natural Resources Inc. 4.875% 2021	6,530	6,172
Teck Resources Ltd. 3.15% 2017	2,880	2,957
Teck Resources Ltd. 6.25% 2041	4,000	3,888
Reynolds Group Inc. 7.875% 2019	360	398
Reynolds Group Inc. 5.75% 2020	5,685	5,735
Ecolab Inc. 3.00% 2016	5,455	5,727
FMG Resources 6.00% 2017[5]	2,300	2,369
FMG Resources 6.875% 2018[5]	1,375	1,442
FMG Resources 8.25% 2019[5]	1,550	1,678
Inmet Mining Corp. 8.75% 2020[5]	3,755	4,037
Inmet Mining Corp. 7.50% 2021[5]	1,295	1,334
Dow Chemical Co. 3.00% 2022	5,000	4,615
Newcrest Finance Pty Ltd. 4.45% 2021[5]	4,535	3,907
ArcelorMittal 6.00% 2021[4]	665	687
ArcelorMittal 6.75% 2022[4]	1,175	1,243
ArcelorMittal 7.25% 2041[4]	1,500	1,387
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[3,4,7]	1,453	1,459
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	1,285	1,349
PQ Corp. 8.75% 2018[5]	2,560	2,739
Packaging Dynamics Corp. 8.75% 2016[5]	2,595	2,699
Ryerson Inc. 9.00% 2017	1,925	2,002
Ryerson Inc. 11.25% 2018	600	622
Consolidated Minerals Ltd. 8.875% 2016[5]	2,080	2,116
JMC Steel Group Inc. 8.25% 2018[5]	1,950	1,892
Georgia Gulf Corp. 4.875% 2023[5]	1,600	1,522
Sibur Securities Ltd. 3.914% 2018[5]	1,400	1,342
Walter Energy, Inc. 9.875% 2020[5]	1,500	1,316
LSB Industries, Inc. 7.75% 2019[5]	1,200	1,251
Ball Corp. 5.75% 2021	835	885
Ball Corp. 5.00% 2022	250	244
Newpage Corp., Term Loan B, 7.75% 2018[3,4,7]	1,107	1,126
Crown Holdings, Inc. 4.50% 2023[5]	415	382
Ardagh Packaging Finance 4.875% 2022[5]	330	316
		162,035
Information technology 1.05%

International Business Machines Corp. 0.75% 2015	3,610	3,629
International Business Machines Corp. 1.95% 2016	9,825	10,126
International Business Machines Corp. 5.70% 2017	7,500	8,694
International Business Machines Corp. 1.625% 2020	11,250	10,589
International Business Machines Corp. 3.375% 2023	7,890	7,804
First Data Corp. 11.25% 2016	1,188	1,194
First Data Corp. 7.375% 2019[5]	3,500	3,701
First Data Corp. 6.75% 2020[5]	1,025	1,066
First Data Corp. 8.25% 2021[5]	600	622
First Data Corp. 11.75% 2021[5]	1,000	970
First Data Corp. 12.625% 2021	3,500	3,867
First Data Corp. 8.75% 2022[4,5,8]	4,641	4,861
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology (continued)	(000)	(000)

SunGard Data Systems Inc. 7.375% 2018	$ 2,750	$ 2,922
SunGard Data Systems Inc. 7.625% 2020	3,825	4,112
Jabil Circuit, Inc. 8.25% 2018	5,300	6,254
Apple Inc. 2.40% 2023	5,000	4,538
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,7]	2,826	2,809
SRA International, Inc. 11.00% 2019	1,625	1,706
Oracle Corp. 1.20% 2017	3,600	3,540
Lawson Software, Inc. 9.375% 2019	3,000	3,368
Freescale Semiconductor, Inc. 10.125% 2018[5]	1,290	1,413
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,500	1,433
Xerox Corp. 2.95% 2017	1,670	1,714
BMC Software, Inc., Term Loan B, 5.00% 2020[3,4,7]	1,500	1,504
NXP BV and NXP Funding LLC 3.75% 2018[5]	1,525	1,495
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,381
		95,312
Municipals 0.92%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	2,200	2,799
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,890	2,390
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	3,260	4,136
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	865	1,126
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	22,040	28,916
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	2,900	3,805
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	21,000	19,671
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,970
State of New Jersey, General Obligation Refunding Bonds, Series H,
Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,690
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
Series 2003-E, 5.55% 2014	1,625	1,643
		84,146
Asset-backed obligations[3] 0.14%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[5]	8,000	7,875
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,795
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,727
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.279% 2037[4]	1,535	253
		12,650
Total bonds, notes & other debt instruments (cost: $8,252,783,000)		8,372,589
Convertible securities 0.01%

Miscellaneous 0.01%

Other convertible securities in initial period of acquisition		1,429
Total convertible securities (cost: $1,358,000)		1,429
Preferred securities 0.05%

Financials 0.02%	Shares

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	88,000	1,980
Preferred securities
		Value
Miscellaneous 0.03%		(000)

Other preferred securities in initial period of acquisition		$ 2,674
Total preferred securities (cost: $5,012,000)		4,654
Common stocks 0.06%

Industrials 0.06%	Shares

Beech Holdings, LLC[6,11,12]	627,178	5,174
Consumer discretionary 0.00%

Revel AC, Inc.[6,11,12]	19,511	166
American Media, Inc.[5,6,11]	50,013	125
Adelphia Recovery Trust, Series ACC-6B6,11	500,000	15
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	7

313
Total common stocks (cost: $9,846,000)		5,487
	Principal amount
Short-term securities 18.35%	(000)

Freddie Mac 0.07%–0.15% due 11/12/2013–6/17/2014	$332,310	332,219
Federal Home Loan Bank 0.055%–0.15% due 10/9/2013–3/7/2014	222,900	222,878
Fannie Mae 0.055%–0.15% due 10/1/2013–5/1/2014	200,000	199,952
Coca-Cola Co. 0.08%–0.18% due 10/4/2013–1/24/2014[5]	136,300	136,286
Private Export Funding Corp. 0.12%–0.23% due 11/22/2013–4/7/2014[5]	96,000	95,945
Chevron Corp. 0.05% due 10/1–11/4/2013[5]	80,300	80,298
Wells Fargo & Co. 0.17%–0.18% due 11/19–12/17/2013	78,000	77,975
Wal-Mart Stores, Inc. 0.05%–0.08% due 10/29–11/12/2013[5]	75,100	75,096
Abbott Laboratories 0.05%–0.09% due 10/17–12/3/2013[5]	52,900	52,898
ExxonMobil Corp. 0.08%–0.10% due 10/11–10/15/2013	50,800	50,797
John Deere Financial Ltd. 0.06%–0.07% due 10/4–10/17/2013[5]	49,000	48,999
JPMorgan Chase & Co. 0.14%–0.18% due 10/10–10/15/2013	35,000	34,998
Chariot Funding, LLC 0.25% due 10/29/2013[5]	13,300	13,299
Emerson Electric Co. 0.08% due 12/9/2013[5]	45,000	44,994
U.S. Treasury Bill 0.126% due 8/21/2014	40,000	39,974
Regents of the University of California 0.08% due 12/5/2013	30,000	29,995
E.I. duPont de Nemours and Co. 0.06%–0.07% due 11/12–11/15/2013[5]	29,500	29,498
Johnson & Johnson 0.05% due 12/16/2013[5]	26,100	26,098
United Parcel Service Inc. 0.06% due 11/1/2013[5]	24,000	23,999
Medtronic Inc. 0.07% due 12/10/2013[5]	20,900	20,895
Google Inc. 0.06% due 12/10/2013[5]	13,300	13,298
Parker-Hannifin Corp. 0.05% due 10/1/2013[5]	12,400	12,400
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/7/2013	8,500	8,500
Total short-term securities (cost: $1,671,102,000)		1,671,291
Total investment securities (cost: $9,940,101,000)		10,055,450
Other assets less liabilities		(946,541)
Net assets		$9,108,909

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $104,762,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
British pounds	10/25/2013	Citibank	€3,076	£2,590	$ (30)
Euros	10/7/2013	Bank of New York Mellon	$1,317	€1,000	(36)
Euros	10/18/2013	Citibank	$14,551	€10,930	(236)
Euros	10/21/2013	Citibank	$9,451	€7,075	(121)
Euros	11/1/2013	UBS AG	$2,853	€2,110	(2)
Japanese yen	10/10/2013	UBS AG	$18,952	¥1,877,036	(145)
Mexican pesos	11/7/2013	JPMorgan Chase	$6,850	MXN89,650	24
Swedish kronor	10/11/2013	Barclays Bank PLC	$2,175	SKr14,267	(44)
Swedish kronor	10/23/2013	Barclays Bank PLC	$2,971	SKr18,881	35
					$(555)

[1]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $405,000, which represented less than .01% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,388,179,000, which represented 15.24% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,124,000, which represented .14% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $48,107,000, which represented .53% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	1/26/2009–11/29/2011	$ 6,631	$ 5,174.06%
Revel AC, Inc.	12/7/2011–12/13/2011	2,194	166.00
Total restricted securities		$8,825	$5,340.06%
Federal income tax information				(dollars in thousands)

Gross unrealized appreciation on investment securities				$ 214,351
Gross unrealized depreciation on investment securities				(108,254)
Net unrealized appreciation on investment securities				106,097
Cost of investment securities for federal income tax purposes				9,949,353

Key to abbreviations and symbols

C$ = Canadian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

SKr = Swedish kronor

Global Bond FundSM

Investment portfolio

September 30, 2013

unaudited

Bonds, notes & other debt instruments 96.34%
	Principal amount	Value
Euros 18.56%	(000)	(000)

Spanish Government 5.50% 2017	€18,415	US$27,494
Spanish Government 3.75% 2018	2,200	3,059
Spanish Government 4.50% 2018	14,155	20,435
Spanish Government 4.30% 2019	2,600	3,688
Spanish Government 5.40% 2023	62,610	92,105
German Government, Series 159, 2.00% 2016	4,180	5,898
German Government 3.50% 2016	14,100	20,502
German Government 4.25% 2017	7,300	11,271
German Government 2.25% 2021	1,200	1,734
German Government 2.00% 2022	13,080	18,478
German Government 5.625% 2028	275	526
German Government 6.25% 2030	3,000	6,171
German Government, Series 00, 5.50% 2031	1,000	1,933
German Government, Series 8, 4.75% 2040	790	1,513
Belgium (Kingdom of), Series 69, 1.25% 2018	12,775	17,254
Belgium (Kingdom of), Series 67, 3.00% 2019	8,805	12,818
Belgium (Kingdom of), Series 68, 2.25% 2023	22,680	29,852
Irish Government 5.50% 2017	5,360	8,089
Irish Government 4.50% 2020	5,635	8,043
Irish Government 5.00% 2020	2,050	3,007
Irish Government 3.90% 2023	14,500	19,687
Portuguese Government 4.35% 2017	15,195	19,477
Portuguese Government 4.75% 2019	1,300	1,627
Portuguese Government 3.85% 2021	4,275	4,855
Portuguese Government 5.65% 2024	1,000	1,228
Italian Government 4.50% 2015	2,150	3,042
Italian Government 4.75% 2017	9,745	13,992
Italian Government 4.75% 2017	5,425	7,798
Hungarian Government 5.75% 2018	5,085	7,226
Hungarian Government 6.00% 2019	5,225	7,493
Hungarian Government 3.875% 2020	1,000	1,287
Greek Government 2.00%/3.00% 2023[1]	990	837
Greek Government 2.00%/3.00% 2024[1]	990	786
Greek Government 2.00%/3.00% 2025[1]	990	755
Greek Government 2.00%/3.00% 2026[1]	990	732
Greek Government 2.00%/3.00% 2027[1]	990	717
Greek Government 2.00%/3.00% 2028[1]	990	700
Greek Government 2.00%/3.00% 2029[1]	990	682
Greek Government 2.00%/3.00% 2030[1]	990	670
Greek Government 2.00%/3.00% 2031[1]	990	660
Greek Government 2.00%/3.00% 2032[1]	990	658
Greek Government 2.00%/3.00% 2033[1]	990	648
Greek Government 2.00%/3.00% 2034[1]	990	644
Greek Government 2.00%/3.00% 2035[1]	990	641
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2036[1]	€ 990	US$ 637
Greek Government 2.00%/3.00% 2037[1]	990	635
Greek Government 2.00%/3.00% 2038[1]	990	637
Greek Government 2.00%/3.00% 2039[1]	990	633
Greek Government 2.00%/3.00% 2040[1]	990	632
Greek Government 2.00%/3.00% 2041[1]	990	634
Greek Government 2.00%/3.00% 2042[1]	990	632
Barclays Bank PLC 4.00% 2019[2]	3,450	5,331
Barclays Bank PLC 6.00% 2021	3,900	5,856
HBOS PLC 4.375% 2019[6]	155	209
Lloyds TSB Bank PLC 6.50% 2020	4,425	6,812
Royal Bank of Scotland PLC 6.934% 2018	4,595	6,836
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	4,500	6,715
Slovenia (Republic of) 4.375% 2019	1,510	1,918
Slovenia (Republic of) 4.125% 2020	2,495	3,029
Slovenia (Republic of) 4.625% 2024	1,515	1,737
Canadian Government 3.50% 2020	4,000	6,183
Merrill Lynch & Co., Inc. 4.625% 2018	3,600	5,234
European Investment Bank 4.75% 2017	2,370	3,708
Telecom Italia SpA 7.75% 2033	1,000	1,474
Telecom Italia SpA 5.25% 2055	1,600	1,706
KfW 4.375% 2013	2,050	2,776
Assicurazioni Generali SPA 7.75% 2042[6]	600	880
Assicurazioni Generali SpA 10.125% 2042	800	1,312
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,815
HSBC Holdings PLC 6.00% 2019	1,150	1,801
Deutsche Telekom International Finance BV 7.50% 2033	875	1,760
Daimler AG, Series 6, 4.125% 2017	1,150	1,708
AT&T Inc. 6.125% 2015	1,100	1,611
National Grid Transco PLC 5.00% 2018	975	1,534
RCI Banque 2.875% 2018	1,080	1,491
Schaeffler Holding Finance BV 6.875% 2018[3,6]	1,000	1,422
Koninklijke KPN NV 3.75% 2020	950	1,367
Imperial Tobacco Finance PLC 8.375% 2016	850	1,343
Anheuser-Busch InBev NV 8.625% 2017	750	1,271
Novartis Finance SA, 4.25% 2016	750	1,111
Schering-Plough Corp. 5.375% 2014	645	916
Austrian Government 4.00% 2016	550	821
France Télécom 5.625% 2018	500	796
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	500	680
CRH Finance BV 7.375% 2014[6]	375	529
Veolia Environnement 6.125% 2033	250	419
Roche Holdings, Inc. 5.625% 2016	225	341
Wind Acquisition SA 7.375% 2018	200	283
		479,887
Japanese yen 7.16%

Japanese Government, Series 317, 0.10% 2014	¥3,220,400	32,772
Japanese Government, Series 269, 1.30% 2015	3,976,550	41,166
Japanese Government, Series 284, 1.70% 2016	2,810,000	30,014
Japanese Government, Series 288, 1.70% 2017	215,000	2,319
Japanese Government, Series 310, 1.00% 2020	2,250,000	23,807
Japanese Government, Series 315, 1.20% 2021	425,000	4,550
Bonds, notes & other debt instruments
	Principal amount	Value
Japanese yen (continued)	(000)	(000)

Japanese Government, Series 329, 0.80% 2023	¥ 800,000	US$ 8,239
Japanese Government, Series 136, 1.60% 2032	2,265,950	23,446
Japanese Government, Series 21, 2.30% 2035	1,330,000	15,259
Japanese Government, Series 29, 2.40% 2038	313,200	3,672
		185,244
Mexican pesos 4.29%

United Mexican States Government, Series M, 6.25% 2016	MXN165,500	13,342
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,653
United Mexican States Government, Series M, 5.00% 2017	248,000	19,325
United Mexican States Government, Series M10, 7.75% 2017	90,000	7,693
United Mexican States Government 4.00% 2019[4]	34,665	3,037
United Mexican States Government, Series M, 8.00% 2020	370,000	32,312
United Mexican States Government, Series M20, 10.00% 2024	69,000	6,946
United Mexican States Government, Series M30, 10.00% 2036	155,000	15,630
United Mexican States Government, Series M30, 8.50% 2038	57,000	5,046
United Mexican States Government 4.00% 2040[4]	34,665	2,906
		110,890
Polish zloty 3.78%

Polish Government, Series 1017, 5.25% 2017	PLN138,597	46,956
Polish Government, Series 1020, 5.25% 2020	20,000	6,793
Polish Government, Series 1021, 5.75% 2021	74,780	26,245
Polish Government 5.75% 2022	50,590	17,753
		97,747
Swedish kronor 3.27%

Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,420
Swedish Government, Series 1049, 4.50% 2015	68,000	11,232
Swedish Government, Series 1051, 3.75% 2017	136,190	22,938
Swedish Government, Series 105, 4.25% 2019	62,000	10,848
Swedish Government, Series 105, 3.50% 2022	144,460	24,584
Swedish Government, Series 3104, 3.50% 2028[4]	55,287	11,516
		84,538
British pounds 2.82%

United Kingdom 2.25% 2014	£ 3,610	5,893
United Kingdom 5.00% 2018	1,175	2,202
United Kingdom 3.75% 2020	2,500	4,497
United Kingdom 3.75% 2021	19,175	34,376
United Kingdom 1.75% 2022	5,000	7,583
United Kingdom 2.25% 2023	1,000	1,552
United Kingdom 4.75% 2030	1,000	1,944
United Kingdom 4.25% 2040	5,975	11,005
RSA Insurance Group PLC 9.375% 2039[6]	569	1,144
Time Warner Cable Inc. 5.75% 2031	625	953
France Télécom 5.00% 2016	500	875
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	846
Tesco PLC 5.50% 2033	100	174
		73,044
Bonds, notes & other debt instruments
	Principal amount	Value
Norwegian kroner 1.78%	(000)	(000)

Norwegian Government 4.25% 2017	NKr115,210	US$ 20,696
Norwegian Government 4.50% 2019	74,610	13,805
Norwegian Government 3.75% 2021	65,000	11,660
		46,161
Canadian dollars 1.40%

Canadian Government 2.00% 2014	C$3,000	2,925
Canadian Government 1.25% 2018	4,035	3,828
Canadian Government 4.25% 2018	4,500	4,846
Canadian Government 3.25% 2021	8,720	9,044
Canada Housing Trust 4.10% 2018	250	266
Canada Housing Trust 3.35% 2020	4,750	4,841
Province of Ontario, Series HC, 9.50% 2022	250	357
Province of Ontario 4.60% 2039	3,125	3,278
Province of Manitoba 4.25% 2018	2,750	2,907
Province de Québec 5.25% 2013	625	607
Province de Québec 9.375% 2023	250	356
Hydro One Inc. 5.49% 2040	750	831
Rogers Communications Inc. 5.80% 2016	625	661
Province of New Brunswick 6.75% 2017	500	568
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	495
Thomson Reuters Corp. 5.70% 2015	150	156
Bank of Montreal 5.18% 2015	150	154
TransCanada PipeLines Ltd. 5.05% 2014	125	123
		36,243
South Korean won 1.24%

South Korean Government 5.50% 2017	KRW15,750,000	16,012
South Korean Government 5.75% 2018	3,850,000	4,017
South Korean Government 3.00% 2023	13,300,250	12,010
		32,039
Hungarian forints 1.21%

Hungarian Government, Series 19/A, 6.50% 2019	HUF1,867,750	9,033
Hungarian Government, Series 20A, 7.50% 2020	4,359,300	22,250
		31,283
Malaysian ringgits 1.18%

Malaysian Government, Series 0207, 3.814% 2017	MYR15,000	4,646
Malaysian Government, Series 0210, 4.012% 2017	41,000	12,785
Malaysian Government, Series 0213, 3.26% 2018	24,200	7,336
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,568
Malaysian Government, Series 0313, 3.48% 2023	13,900	4,165
		30,500
Israeli shekels 0.76%

Israeli Government 5.50% 2017	ILS30,660	9,698
Israeli Government 4.25% 2023	33,640	9,904
		19,602
Australian dollars 0.72%

Queensland Treasury Corp., Series 17, 6.00% 2017	A$2,040	2,088
Queensland Treasury Corp., Series 19, 6.25% 2019	8,000	8,415
Australia Government, Series 122, 5.25% 2019	7,000	7,180
European Investment Bank 6.125% 2017	1,000	1,010
		18,693
Bonds, notes & other debt instruments
	Principal amount	Value
Brazilian reais 0.68%	(000)	(000)

Brazil (Federal Republic of) 6.00% 2015[4]	BRL 572	US$ 269
Brazil (Federal Republic of) 6.00% 2018[4]	19,314	9,023
Brazil (Federal Republic of) 6.00% 2020[4]	11,510	5,388
Brazil (Federal Republic of) Global 12.50% 2022	5,350	2,784
		17,464
Russian rubles 0.58%

Russian Federation 6.20% 2018	RUB 94,600	2,882
Russian Federation 7.50% 2018	381,886	12,195
		15,077
Colombian pesos 0.57%

Colombia (Republic of) Global 12.00% 2015	COP 4,361,000	2,621
Colombia (Republic of), Series B, 7.00% 2022	14,531,800	7,699
Colombia (Republic of) Global 9.85% 2027	2,000,000	1,377
Colombia (Republic of), Series B, 5.00% 2018	6,000,000	3,025
		14,722
Chilean pesos 0.43%

Chilean Government 6.00% 2018	CLP1,405,000	2,892
Chilean Government 3.00% 2018[4]	1,405,361	2,881
Chilean Government 3.00% 2022[4]	354,216	748
Chilean Government 3.00% 2022[4]	46,077	97
Chilean Government 6.00% 2023	1,320,000	2,750
Chilean Government 3.00% 2023[4]	840,913	1,775
		11,143
Turkish lira 0.40%

Turkey (Republic of) 3.00% 2021[4]	TRY4,823	2,413
Turkey (Republic of) 3.00% 2022[4]	9,718	4,786
Turkey (Republic of) 9.50% 2022	6,300	3,205
		10,404
South African rand 0.33%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR84,821	8,509
Thai baht 0.23%

Thai Government 3.625% 2023	THB193,300	6,059
Philippine pesos 0.20%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,189
Philippines (Republic of) 3.90% 2022	44,000	1,021
Philippines (Republic of) 6.25% 2036	35,000	904
		5,114
Singapore dollars 0.03%

Singapore (Republic of) 3.75% 2016	S$750	655
U.S. dollars 44.72%

U.S. Treasury 2.75% 2013	US$13,000	13,028
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	1,193	1,198
U.S. Treasury 1.875% 2014	4,875	4,926
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 2.625% 2014	US$ 4,500	US$ 4,594
U.S. Treasury 0.375% 2015	4,105	4,110
U.S. Treasury 0.25% 2016	6,125	6,086
U.S. Treasury 0.375% 2016	11,250	11,232
U.S. Treasury 1.50% 2016	1,125	1,154
U.S. Treasury 1.50% 2016	1,115	1,144
U.S. Treasury 1.75% 2016	5,250	5,420
U.S. Treasury 2.00% 2016	6,000	6,221
U.S. Treasury 3.00% 2016	205	219
U.S. Treasury 4.625% 2016	1,350	1,514
U.S. Treasury 5.125% 2016	2,800	3,139
U.S. Treasury 7.50% 2016	1,225	1,482
U.S. Treasury 0.625% 2017	6,445	6,348
U.S. Treasury 0.75% 2017	260	256
U.S. Treasury 0.875% 2017	3,490	3,495
U.S. Treasury 1.00% 2017	21,100	21,212
U.S. Treasury 2.75% 2017[5]	15,125	16,131
U.S. Treasury 0.625% 2018	9,900	9,627
U.S. Treasury 1.00% 2018	17,950	17,726
U.S. Treasury 2.625% 2018	7,500	7,959
U.S. Treasury 3.50% 2018	15,275	16,788
U.S. Treasury 1.375% 2020	12,525	12,091
U.S. Treasury 1.625% 2022	11,500	10,653
U.S. Treasury 1.75% 2023	12,666	11,741
U.S. Treasury 2.50% 2023	33,300	32,980
U.S. Treasury 6.00% 2026	2,825	3,739
U.S. Treasury 6.50% 2026	2,825	3,914
U.S. Treasury 4.375% 2040	4,000	4,527
U.S. Treasury 3.75% 2041	3,000	3,051
U.S. Treasury 2.75% 2042	4,125	3,417
U.S. Treasury 2.875% 2043	2,830	2,404
U.S. Treasury 3.625% 2043	3,000	2,968
U.S. Treasury Inflation-Protected Security 1.875% 2015[4]	7,085	7,486
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	4,114	4,245
U.S. Treasury Inflation-Protected Security 0.125% 2018[4]	6,973	7,190
U.S. Treasury Inflation-Protected Security 0.125% 2023[4]	2,312	2,251
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	22,203	22,105
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	1,425	1,703
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	1,034	887
U.S. Treasury Inflation-Protected Security 0.625% 2043[4]	1,219	1,002
Fannie Mae 1.875% 2018	2,510	2,542
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,837
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,667
Fannie Mae 2.50% 2022[2]	757	779
Fannie Mae 2.50% 2022[2]	693	713
Fannie Mae 3.50% 2025[2]	923	976
Fannie Mae 3.50% 2025[2]	610	645
Fannie Mae 2.50% 2027[2]	6,827	6,884
Fannie Mae 2.50% 2027[2]	691	696
Fannie Mae 2.50% 2027[2]	467	470
Fannie Mae 2.00% 2028[2]	1,600	1,566
Fannie Mae 2.50% 2028[2]	11,500	11,572
Fannie Mae 2.50% 2028[2]	3,352	3,375
Fannie Mae 2.50% 2028[2]	1,015	1,023
Fannie Mae 2.50% 2028[2]	801	807
Fannie Mae 2.50% 2028[2]	544	549
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 3.00% 2028[2]	US$ 200	US$ 207
Fannie Mae 4.00% 2028[2]	1,500	1,592
Fannie Mae 6.50% 2036[2]	473	525
Fannie Mae 6.00% 2037[2]	219	240
Fannie Mae 6.00% 2037[2]	65	71
Fannie Mae 6.00% 2037[2]	42	46
Fannie Mae 6.00% 2037[2]	18	19
Fannie Mae 2.63% 2038[2,6]	182	195
Fannie Mae 6.00% 2038[2]	523	572
Fannie Mae 3.50% 2039[2,6]	15	15
Fannie Mae 3.80% 2039[2,6]	5	6
Fannie Mae 3.935% 2039[2,6]	4	4
Fannie Mae 3.939% 2039[2,6]	80	84
Fannie Mae 3.952% 2039[2,6]	4	4
Fannie Mae 3.971% 2039[2,6]	131	139
Fannie Mae 6.00% 2039[2]	841	920
Fannie Mae 4.00% 2040[2]	69	72
Fannie Mae 4.50% 2040[2]	1,463	1,566
Fannie Mae 6.00% 2040[2]	102	111
Fannie Mae 2.924% 2041[2,6]	733	759
Fannie Mae 3.557% 2041[2,6]	2,114	2,203
Fannie Mae 4.00% 2041[2]	1,850	1,944
Fannie Mae 4.00% 2041[2]	56	59
Fannie Mae 4.00% 2041[2]	44	46
Fannie Mae 4.50% 2041[2]	3,480	3,730
Fannie Mae 3.50% 2042[2]	5,302	5,411
Fannie Mae 3.50% 2042[2]	3,307	3,372
Fannie Mae 3.50% 2042[2]	1,849	1,888
Fannie Mae 3.00% 2043[2]	22,262	21,765
Fannie Mae 3.00% 2043[2]	98	96
Fannie Mae 3.00% 2043[2]	67	66
Fannie Mae 3.00% 2043[2]	64	62
Fannie Mae 3.50% 2043[2]	54,615	55,656
Fannie Mae 3.50% 2043[2]	4,926	5,035
Fannie Mae 3.50% 2043[2]	2,816	2,876
Fannie Mae 4.00% 2043[2]	11,000	11,500
Fannie Mae 4.00% 2043[2]	2,500	2,622
Fannie Mae 4.50% 2043[2]	18,620	19,894
Freddie Mac 2.50% 2016	2,500	2,626
Freddie Mac 1.00% 2017	10,000	9,956
Freddie Mac 0.75% 2018	2,000	1,952
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	1,949
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,484
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,513
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,410
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,743
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	2,000	1,919
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	37	34
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	177	169
Freddie Mac 3.721% 2039[2,6]	7	7
Freddie Mac 4.50% 2039[2]	66	71
Freddie Mac 6.50% 2039[2]	1,052	1,165
Government National Mortgage Assn. 3.00% 2027[2]	335	348
Government National Mortgage Assn. 2.50% 2028[2]	7,968	8,054
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028[2]	US$ 973	US$ 984
Government National Mortgage Assn. 2.50% 2028[2]	687	694
Government National Mortgage Assn. 2.50% 2028[2]	687	692
Government National Mortgage Assn. 2.50% 2028[2]	666	674
Government National Mortgage Assn. 2.50% 2028[2]	201	203
Government National Mortgage Assn. 2.50% 2028[2]	199	200
Government National Mortgage Assn. 2.50% 2028[2]	134	135
Government National Mortgage Assn. 4.50% 2043[2]	8,630	9,299
Slovenia (Republic of) 4.75% 2018[7]	2,405	2,327
Slovenia (Republic of) 5.50% 2022	5,085	4,748
Slovenia (Republic of) 5.50% 2022[7]	425	397
Slovenia (Republic of) 5.85% 2023[7]	6,425	6,136
Hungarian Government 4.125% 2018	2,780	2,757
Hungarian Government 6.25% 2020	5,620	6,027
Hungarian Government 5.375% 2023	3,540	3,464
Bank of America Corp. 3.75% 2016	930	986
Bank of America Corp. 5.75% 2017	405	457
Bank of America Corp. 2.00% 2018	1,200	1,182
Bank of America Corp. 5.65% 2018	285	322
Bank of America Corp. 7.625% 2019	285	350
Bank of America Corp. 5.00% 2021	1,250	1,345
Bank of America Corp. 3.30% 2023	7,090	6,658
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[6]	1,020	898
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[2,6]	34	35
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,6]	300	328
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[2,6]	1,250	1,374
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,7]	1,125	1,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,7]	2,500	2,654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[2,6]	2,835	3,177
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,671
JPMorgan Chase & Co. 3.45% 2016	1,500	1,581
JPMorgan Chase & Co. 1.625% 2018	7,570	7,341
JPMorgan Chase & Co. 3.25% 2022	1,000	946
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[6]	380	334
Latvia (Republic of) 2.75% 2020	8,925	8,505
Latvia (Republic of) 5.25% 2021	1,505	1,634
Goldman Sachs Group, Inc. 2.90% 2018	5,195	5,244
Goldman Sachs Group, Inc. 7.50% 2019	800	968
Goldman Sachs Group, Inc. 3.625% 2023	3,690	3,537
Goldman Sachs Group, Inc. 6.25% 2041	270	303
Verizon Communications Inc. 7.375% 2013	1,200	1,210
Verizon Communications Inc. 5.15% 2023	3,670	3,943
Verizon Communications Inc. 6.55% 2043	4,285	4,854
Bermudan Government 5.603% 2020[7]	1,130	1,216
Bermudan Government 4.138% 2023[7]	300	289
Bermudan Government 4.854% 2024[7]	8,410	8,374
Polish Government 6.375% 2019	4,425	5,175
Polish Government 5.125% 2021	3,500	3,815
Polish Government 5.00% 2022	675	728
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[7]	25	29
Sprint Capital Corp. 6.90% 2019	3,500	3,614
Sprint Nextel Corp. 7.00% 2020	1,250	1,278
Sprint Corp. 7.875% 2023[7]	4,075	4,167
Sprint Capital Corp. 8.75% 2032	250	255
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

First Data Corp. 11.25% 2016	US$1,386	US$1,393
First Data Corp. 6.75% 2020[7]	2,850	2,964
First Data Corp. 12.625% 2021	3,398	3,755
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[2,6]	900	990
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,988
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,6]	1,510	1,649
Morgan Stanley 2.125% 2018	3,140	3,064
Morgan Stanley, Series F, 5.625% 2019	4,000	4,471
Lithuania (Republic of) 7.375% 2020	1,500	1,826
Lithuania (Republic of) 6.125% 2021[7]	2,080	2,384
Lithuania (Republic of) 6.625% 2022	1,500	1,764
Lithuania (Republic of) 6.625% 2022[7]	750	882
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	4,920	6,455
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	285	374
International Business Machines Corp. 0.75% 2015	2,410	2,423
International Business Machines Corp. 1.625% 2020	2,250	2,118
International Business Machines Corp. 3.375% 2023	2,210	2,186
AbbVie Inc. 1.75% 2017	760	755
AbbVie Inc. 2.90% 2022	3,045	2,855
AbbVie Inc. 4.40% 2042	3,230	2,935
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,7]	6,220	6,391
Glencore Xstrata LLC 1.70% 2016[7]	1,210	1,193
Xstrata Canada Financial Corp. 2.70% 2017[6,7]	1,250	1,245
Glencore Xstrata LLC 1.628% 2019[6,7]	2,475	2,338
Xstrata Canada Financial Corp. 4.95% 2021[7]	760	762
Glencore Xstrata LLC 4.125% 2023[7]	890	825
Cox Communications, Inc. 2.95% 2023[7]	7,300	6,317
Frontier Communications Corp. 8.50% 2020	1,350	1,498
Frontier Communications Corp. 9.25% 2021	1,850	2,127
Frontier Communications Corp. 7.125% 2023	1,050	1,058
Frontier Communications Corp. 7.625% 2024	1,300	1,306
Express Scripts Inc. 3.125% 2016	4,455	4,667
Express Scripts Inc. 3.90% 2022	1,165	1,183
Westfield Group 5.70% 2016[7]	640	717
Westfield Group 7.125% 2018[7]	3,070	3,659
Westfield Group 4.625% 2021[7]	910	962
Westfield Group 3.375% 2022[7]	540	510
Burlington Northern Santa Fe LLC 5.75% 2018	40	46
Burlington Northern Santa Fe LLC 4.70% 2019	370	413
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,749
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,055
Burlington Northern Santa Fe LLC 3.05% 2022	1,100	1,052
Burlington Northern Santa Fe LLC 3.00% 2023	250	236
General Electric Capital Corp. 3.10% 2023	4,480	4,201
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	1,100	1,116
Deutsche Telekom International Finance BV 3.125% 2016[7]	760	791
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,374
Deutsche Telekom International Finance BV 4.875% 2042[7]	150	142
MetroPCS Wireless, Inc. 6.25% 2021[7]	2,725	2,749
MetroPCS Wireless, Inc. 6.625% 2023[7]	2,375	2,390
NII Capital Corp. 10.00% 2016	50	48
NII Capital Corp. 7.875% 2019[7]	1,500	1,369
NII Capital Corp. 8.875% 2019	800	628
NII Capital Corp. 11.375% 2019[7]	525	546
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

NII Capital Corp. 7.625% 2021	US$3,250	US$2,324
Citigroup Inc. 4.75% 2015	1,180	1,249
Citigroup Inc. 2.50% 2018	200	199
Citigroup Inc. 6.675% 2043	750	810
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[6]	2,665	2,328
Reynolds Group Inc. 9.00% 2019	1,250	1,319
Reynolds Group Inc. 9.875% 2019	680	741
Reynolds Group Inc. 5.75% 2020	2,465	2,487
Dollar General Corp. 3.25% 2023	4,890	4,464
Kinder Morgan Energy Partners, LP 6.00% 2017	140	159
Kinder Morgan Energy Partners, LP 2.65% 2019	670	666
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,109
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,495
Comcast Corp. 5.30% 2014	750	761
Comcast Corp. 6.30% 2017	1,020	1,203
Comcast Corp. 5.875% 2018	340	397
Comcast Corp. 5.65% 2035	250	274
Comcast Corp. 6.95% 2037	820	1,035
Comcast Corp. 6.40% 2040	550	661
Government National Mortgage Assn. 4.50% 2043[2]	4,000	4,313
Turkey (Republic of) 6.25% 2022	3,120	3,363
Turkey (Republic of) 6.75% 2040	870	914
Telefónica Emisiones, SAU 3.192% 2018	2,365	2,336
Telefónica Emisiones, SAU 4.57% 2023	2,000	1,922
American International Group, Inc. 3.00% 2015	375	386
American International Group, Inc. 3.80% 2017	1,500	1,597
American International Group, Inc. 3.375% 2020	1,500	1,503
American International Group, Inc. 4.125% 2024	705	707
StatoilHydro ASA 1.80% 2016	1,500	1,539
Statoil ASA 0.554% 2018[6]	1,575	1,575
Statoil ASA 4.25% 2041	1,000	924
Wells Fargo & Co. 1.25% 2016	1,725	1,727
Wells Fargo & Co. 1.50% 2018	2,275	2,241
Dell, Inc. Term Loan B, 4.50% 2021[2,6,8]	4,000	3,940
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,921
Anheuser-Busch InBev NV 3.625% 2015	980	1,025
Anheuser-Busch InBev NV 7.75% 2019	2,000	2,520
Anheuser-Busch InBev NV 5.375% 2020	250	288
Prologis, Inc. 6.125% 2016	690	781
Prologis, Inc. 6.625% 2018	830	972
Prologis, Inc. 4.25% 2023	2,075	2,069
British American Tobacco International Finance PLC 2.125% 2017[7]	575	585
British American Tobacco International Finance PLC 9.50% 2018[7]	2,378	3,194
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,6,8]	2,269	2,273
Cricket Communications, Inc. 7.75% 2020	1,275	1,449
Realogy Corp., Letter of Credit, 4.50% 2016[2,6,8]	21	21
Realogy Corp. 7.875% 2019[7]	2,250	2,469
Realogy Corp., Term Loan B, 4.50% 2020[2,6,8]	37	38
Realogy Corp. 7.625% 2020[7]	1,000	1,120
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	952
Enbridge Energy Partners, LP 9.875% 2019	750	984
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,661
Intelsat Jackson Holding Co. 7.25% 2020	350	375
Intelsat Jackson Holding Co. 6.625% 2022[7]	3,175	3,167
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Gazprom OJSC, Series 9, 6.51% 2022	US$3,275	US$3,521
SABMiller Holdings Inc. 2.45% 2017[7]	610	627
SABMiller Holdings Inc. 3.75% 2022[7]	1,620	1,636
SABMiller Holdings Inc. 4.95% 2042[7]	1,230	1,230
Ford Motor Credit Co. 2.375% 2018	3,475	3,452
NBCUniversal Enterprise, Inc. 0.953% 2018[6,7]	1,500	1,509
NBCUniversal Enterprise, Inc. 1.974% 2019[7]	800	778
NBCUniversal Media, LLC 5.15% 2020	1,000	1,136
Inmet Mining Corp. 8.75% 2020[7]	2,740	2,946
Inmet Mining Corp. 7.50% 2021[7]	455	469
CEMEX Finance LLC 7.25% 2021[7]	1,750	1,750
CEMEX Finance LLC 9.375% 2022[7]	1,505	1,655
Boyd Gaming Corp. 9.125% 2018	700	765
Boyd Gaming Corp. 9.00% 2020	2,420	2,638
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,6]	550	605
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[2,6]	835	931
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.001% 2051[2,6]	955	1,049
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[2,6]	670	769
Altria Group, Inc. 9.95% 2038	750	1,123
Altria Group, Inc. 4.50% 2043	2,500	2,170
Telecom Italia Capital SA 7.175% 2019	1,194	1,319
Telecom Italia Capital SA 7.20% 2036	466	435
Telecom Italia Capital SA 7.721% 2038	1,551	1,500
Croatian Government 6.625% 2020	2,000	2,130
Croatian Government 6.625% 2020[7]	580	618
Croatian Government 6.375% 2021[7]	470	488
Progress Energy, Inc. 6.05% 2014	1,000	1,024
Progress Energy, Inc. 7.05% 2019	1,210	1,464
Progress Energy, Inc. 7.75% 2031	550	707
Hospitality Properties Trust 6.30% 2016	2,000	2,177
Hospitality Properties Trust 6.70% 2018	905	1,016
Petróleos Mexicanos 3.50% 2018	3,135	3,182
Volvo Treasury AB 5.95% 2015[7]	2,920	3,118
HSBC Finance Corp. 0.69% 2016[6]	500	499
HSBC Bank PLC 1.50% 2018[7]	825	803
HSBC USA Inc. 2.625% 2018	1,475	1,497
HSBC Holdings PLC 4.00% 2022	175	178
AvalonBay Communities, Inc. 3.625% 2020	2,900	2,950
BNP Paribas 5.00% 2021	2,000	2,168
BNP Paribas 3.25% 2023	815	765
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[7]	1,240	1,270
Commonwealth Bank of Australia 0.75% 2016[2,7]	1,650	1,647
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	46	48
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,536
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,6]	1,000	1,119
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[2,6]	200	213
Norfolk Southern Corp. 5.75% 2016	985	1,089
Norfolk Southern Corp. 3.25% 2021	835	830
Norfolk Southern Corp. 3.00% 2022	1,000	966
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,862
Transocean Inc. 2.50% 2017	350	351
Transocean Inc. 6.375% 2021	1,215	1,353
Transocean Inc. 3.80% 2022	1,200	1,132
PNC Financial Services Group, Inc. 2.854% 2022	2,670	2,474
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[6]	US$ 420	US$ 362
Pernod Ricard SA 2.95% 2017[7]	2,000	2,077
Pernod Ricard SA 4.45% 2022[7]	720	741
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[2,6]	1,150	1,227
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,387	1,525
Tenet Healthcare Corp. 6.00% 2020[7]	1,320	1,352
Tenet Healthcare Corp. 8.125% 2022[7]	1,325	1,386
Total Capital International 1.55% 2017	1,070	1,077
Total Capital International 2.875% 2022	960	923
Total Capital International 2.70% 2023	345	322
Total Capital Canada Ltd. 2.75% 2023	405	381
Gilead Sciences, Inc. 2.40% 2014	200	204
Gilead Sciences, Inc. 3.05% 2016	1,505	1,591
Gilead Sciences, Inc. 4.40% 2021	830	891
Amgen Inc. 2.50% 2016	1,650	1,714
Amgen Inc. 2.125% 2017	950	965
UniCredito Italiano SpA 6.00% 2017[7]	2,425	2,538
Spectra Energy Partners, LP 2.95% 2018	610	621
Spectra Energy Partners, LP 4.75% 2024	1,855	1,916
inVentiv Health Inc. 9.00% 2018[7]	2,500	2,525
Tennessee Valley Authority 5.88% 2036	500	597
Tennessee Valley Authority 5.25% 2039	1,750	1,906
American Express Co. 0.852% 2018[6]	1,875	1,875
American Express Co. 1.55% 2018	625	612
Viacom Inc. 4.25% 2023	2,450	2,443
Berkshire Hathaway Inc. 2.00% 2018	2,425	2,435
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,433
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,6]	1,131	1,164
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,6]	520	538
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.045% 2050[2,6]	630	708
Kimco Realty Corp., Series C, 4.904% 2015	235	247
Kimco Realty Corp. 5.70% 2017	500	562
Kimco Realty Corp. 6.875% 2019	1,250	1,509
Vodafone Group PLC 0.90% 2016	2,000	1,998
Vodafone Group PLC 2.50% 2022	317	282
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,7]	1,090	1,150
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,7]	1,000	1,111
Needle Merger Sub Corp. 8.125% 2019[7]	2,200	2,255
ConvaTec Finance International SA 8.25% 2019[3,6,7]	2,200	2,205
Select Medical Holdings Corp. 6.375% 2021[7]	2,295	2,186
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,169
Developers Diversified Realty Corp. 4.75% 2018	940	1,016
PTT Exploration & Production Ltd. 5.692% 2021[7]	2,000	2,137
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	299
CMS Energy Corp. 5.05% 2022	1,380	1,481
Consumers Energy Co. 3.375% 2023	345	345
CIT Group Inc. 5.00% 2017	2,000	2,112
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,100
QGOG Constellation S.A. 6.25% 2019[7]	2,150	2,048
DaimlerChrysler North America Holding Corp. 2.40% 2017[7]	2,000	2,033
Canadian National Railway Co. 4.95% 2014	2,005	2,031
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	2,013
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,6,8]	375	378
Kinetic Concepts, Inc. 10.50% 2018	750	832
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Kinetic Concepts, Inc. 12.50% 2019	US$ 750	US$ 791
SRA International, Inc., Term Loan B, 6.50% 2018[2,6,8]	1,471	1,462
SRA International, Inc. 11.00% 2019	500	525
Russian Federation 3.25% 2017[7]	1,200	1,250
Russian Federation 5.625% 2042[7]	700	719
Marfrig Holdings (Europe) BV 9.875% 2017[7]	1,150	1,133
Marfrig Holdings (Europe) BV 8.375% 2018	500	457
Marfrig Overseas Ltd. 9.50% 2020[7]	300	282
Marfrig Overseas Ltd. 9.50% 2020	100	94
NGPL PipeCo LLC 9.625% 2019[7]	2,100	1,963
American Tower Corp. 7.00% 2017	1,700	1,959
Roche Holdings, Inc. 6.00% 2019[7]	938	1,119
Roche Holdings, Inc. 7.00% 2039[7]	630	838
ConAgra Foods, Inc. 1.30% 2016	800	801
ConAgra Foods, Inc. 3.20% 2023	1,200	1,125
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	545
Williams Partners L.P. 4.125% 2020	375	380
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	999
Standard Chartered PLC 3.85% 2015[7]	1,670	1,736
Standard Chartered Bank 3.95% 2023[7]	200	189
PDC Energy Inc. 7.75% 2022	1,800	1,917
Israeli Government 4.00% 2022	1,832	1,905
VPI Escrow Corp. 6.375% 2020[7]	535	559
VPI Escrow Corp. 7.50% 2021[7]	1,240	1,342
FMG Resources 8.25% 2019[7]	1,750	1,894
Imperial Tobacco Finance PLC 3.50% 2023[7]	2,000	1,889
SBC Communications Inc. 5.10% 2014	100	104
AT&T Inc. 1.40% 2017	1,185	1,158
AT&T INC. 4.30% 2042	750	627
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[7]	1,825	1,871
SunGard Data Systems Inc. 7.375% 2018	1,700	1,806
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,805
JMC Steel Group Inc. 8.25% 2018[7]	1,850	1,794
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,743
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	750	789
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[3]	883	951
Michaels Stores, Inc. 7.50% 2018[3,6,7]	600	610
Michaels Stores, Inc. 7.75% 2018	1,000	1,080
ArcelorMittal 6.00% 2021[6]	1,215	1,254
ArcelorMittal 6.75% 2022[6]	395	418
Caesars Entertainment Operating Co. 9.00% 2020	1,000	945
Caesars Entertainment Operating Co. 9.00% 2020	750	709
United Rentals, Inc. 7.375% 2020	1,500	1,624
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	830	915
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[2,6]	615	697
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[7]	1,550	1,600
Korea Development Bank 8.00% 2014	1,550	1,585
Slovakia Government 4.375% 2022[7]	1,500	1,544
Volkswagen International Finance NV 2.375% 2017[7]	1,500	1,541
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,6,8]	174	174
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,6,8]	705	701
US Investigations Services, Inc. 10.50% 2015[7]	700	621
US Investigations Services, Inc. 11.75% 2016[7]	45	34
RCI Banque 3.50% 2018[7]	1,500	1,527
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Teekay Corp. 8.50% 2020	US$1,375	US$1,478
Sabine Pass Liquefaction, LLC 5.625% 2021[7]	1,500	1,476
Western Gas Partners LP 4.00% 2022	1,500	1,459
United Technologies Corp. 1.80% 2017	1,430	1,457
Jaguar Land Rover PLC 7.75% 2018[7]	1,335	1,448
Marks and Spencer Group PLC 6.25% 2017[7]	1,250	1,408
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,6]	565	637
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,6]	690	770
Apache Corp. 2.625% 2023	1,530	1,405
Energy Transfer Partners, L.P. 3.60% 2023	1,500	1,401
Ply Gem Industries, Inc. 8.25% 2018	1,298	1,395
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,6,8]	224	224
Univision Communications Inc. 8.50% 2021[7]	1,040	1,144
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,347
Wind Acquisition SA 11.75% 2017[7]	825	878
Wind Acquisition SA 7.25% 2018[7]	450	468
CEZ, a s 4.25% 2022[7]	1,340	1,345
Regions Financial Corp. 7.75% 2014	29	31
Regions Financial Corp. 5.75% 2015	150	161
Regions Financial Corp. 2.00% 2018	1,175	1,142
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,281
Husky Energy Inc. 7.25% 2019	1,040	1,275
BHP Billiton Finance (USA) Ltd. 3.85% 2023	990	1,000
BHP Billiton Finance (USA) Ltd. 5.00% 2043	260	266
McClatchy Co. 9.00% 2022	1,175	1,246
Alpha Natural Resources, Inc. 6.00% 2019	500	420
Alpha Natural Resources, Inc. 6.25% 2021	1,000	825
Del Monte Corp. 7.625% 2019	1,175	1,225
Iron Mountain Inc. 5.75% 2024	1,325	1,199
LightSquared, Term Loan B, 12.00% 2014[2,3,8,9]	1,014	1,197
France Government Agency-Guaranteed, Société Finance 2.875% 2014[7]	1,150	1,179
Nortek Inc. 10.00% 2018	700	772
Nortek Inc. 8.50% 2021	370	404
Warner Music Group 11.50% 2018	1,000	1,158
Time Warner Cable Inc. 6.75% 2018	815	911
Time Warner Cable Inc. 4.00% 2021	250	234
Royal Bank of Canada 1.50% 2018	1,160	1,143
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,230	1,133
Entergy Corp. 4.70% 2017	1,050	1,125
Cardinal Health, Inc. 4.625% 2020	1,050	1,124
Academy Sports 9.25% 2019[7]	1,000	1,120
Barclays Bank PLC 5.125% 2020	1,000	1,118
Koninklijke KPN NV 8.375% 2030	865	1,109
Holcim Ltd. 5.15% 2023[7]	1,040	1,084
TransDigm Inc. 7.75% 2018	805	861
TransDigm Inc. 5.50% 2020	225	222
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,083
QBE Insurance Group Ltd. 2.40% 2018[7]	1,100	1,073
Kraft Foods Inc. 2.25% 2017	455	465
Kraft Foods Inc. 5.375% 2020	523	596
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[7]	1,000	1,050
Unum Group 5.625% 2020	945	1,044
Toronto-Dominion Bank 2.375% 2016	1,000	1,035
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	US$ 700	US$ 730
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	299
Shell International Finance BV 4.00% 2014	1,010	1,027
Simon Property Group, LP 10.35% 2019	750	1,021
Chevron Corp. 1.718% 2018	250	250
Chevron Corp. 2.355% 2022	820	757
ERP Operating LP 4.625% 2021	940	994
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,6,8]	1,000	992
Devon Energy Corp. 3.25% 2022	1,010	969
ABB Finance (USA) Inc. 1.625% 2017	470	471
ABB Finance (USA) Inc. 2.875% 2022	510	494
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	100
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	279
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,6]	380	409
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.936% 2049[2,6]	150	167
Reynolds American Inc. 4.85% 2023	600	625
Reynolds American Inc. 6.15% 2043	300	315
Teco Finance, Inc. 6.572% 2017	30	35
Teco Finance, Inc. 5.15% 2020	45	49
Tampa Electric Co. 4.10% 2042	930	836
Petrobras International Finance Co. 5.75% 2020	200	209
Petrobras Global Finance Co. 4.375% 2023	350	324
Petrobras International Finance Co. 6.875% 2040	380	377
Stater Bros. Holdings Inc. 7.75% 2015	900	905
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	830	884
Arch Coal, Inc. 7.00% 2019	1,125	883
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[7]	855	877
Virgin Media Finance PLC 8.375% 2019[7]	800	870
Union Pacific Corp. 3.646% 2024[7]	185	186
Union Pacific Corp. 4.821% 2044[7]	650	660
Schaeffler Holding Finance BV 6.875% 2018[3,6,7]	800	842
Esterline Technologies Corp. 7.00% 2020	760	817
LSB Industries, Inc. 7.75% 2019[7]	775	808
American Electric Power Co. 1.65% 2017	815	802
DAE Aviation Holdings, Inc. 11.25% 2015[7]	795	798
PRA Holdings, Inc. 9.50% 2023[7]	765	791
UnitedHealth Group Inc. 2.875% 2023	835	788
Walter Energy, Inc. 9.50% 2019[7]	750	779
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	762
Electricité de France SA 6.95% 2039[7]	625	761
CEVA Group PLC 11.625% 2016[7]	625	650
CEVA Group PLC 8.375% 2017[7]	108	109
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	840	749
International Paper Co. 7.30% 2039	600	734
FirstEnergy Corp., Series A, 2.75% 2018	750	730
Veolia Environnement 6.00% 2018	630	725
South Korean Government 5.75% 2014	700	719
Samson Investment Co. 10.25% 2020[7]	670	714
Symbion Inc. 8.00% 2016	630	668
Patheon Inc., Term Loan B1, 7.25% 2018[2,6,8]	660	667
TRAC Intermodal 11.00% 2019	575	647
Continental Resources Inc. 7.375% 2020	75	84
Continental Resources Inc. 7.125% 2021	500	561
IMS Health Inc. 7.375% 2018[3,6,7]	625	641
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Milacron LLC 7.75% 2021[7]	US$600	US$623
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	237
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,6,8]	399	384
Staples, Inc. 9.75% 2014	600	615
Level 3 Communications, Inc. 8.125% 2019	400	431
Level 3 Communications, Inc. 11.875% 2019	150	173
Enbridge Inc. 4.00% 2023	600	602
Builders Firstsource 7.625% 2021[7]	600	602
SBA Communications Corp. 5.75% 2020	600	599
EchoStar DBS Corp. 7.125% 2016	300	330
DISH DBS Corp. 4.625% 2017	250	257
WellPoint, Inc. 2.30% 2018	585	586
Intesa Sanpaolo SpA 6.50% 2021[7]	555	578
Genworth Holdings, Inc. 4.90% 2023	550	554
Kraft Foods Inc. 5.375% 2020	477	540
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[2]	500	536
Serena Software, Inc. 10.375% 2016	502	507
Playa Resorts Holding BV 4.75% 2019[2,6,8]	275	277
Playa Resorts Holding BV 8.00% 2020[7]	200	212
DJO Finance LLC 7.75% 2018	215	214
DJO Finance LLC 8.75% 2018	125	137
DJO Finance LLC 9.875% 2018	120	128
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	460
Macy’s Retail Holdings, Inc. 7.875% 2015[6]	411	460
Time Warner Inc. 6.50% 2036	240	268
Time Warner Inc. 6.25% 2041	170	188
Newcrest Finance Pty Ltd. 4.45% 2021[7]	525	452
Atlas Copco AB 5.60% 2017[7]	400	452
HBOS PLC 6.75% 2018[7]	375	419
Quebecor Media Inc. 5.75% 2023	425	403
Gardner Denver, Inc. 6.875% 2021[7]	400	397
GenCorp Inc. 7.125% 2021[7]	375	395
TitleMax Finance Corp. 8.50% 2018[7]	375	394
Limited Brands, Inc. 5.625% 2022	380	391
ACE INA Holdings Inc. 2.60% 2015	365	379
UBS AG 5.75% 2018	303	350
Iberdrola Finance Ireland 3.80% 2014[7]	335	343
TransCanada PipeLines Ltd. 7.625% 2039	250	332
Royal Bank of Scotland PLC 5.625% 2020	290	321
CME Group Inc. 5.30% 2043	300	311
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[2,6]	260	294
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	215
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[2,6]	70	79
National Grid PLC 6.30% 2016	250	284
CNA Financial Corp. 7.35% 2019	230	281
AXA SA 8.60% 2030	220	267
News America Inc. 5.40% 2043[7]	250	251
iStar Financial Inc., Term Loan B, 4.50% 2017[2,6,8]	250	251
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	29	31
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	63	71
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	130	148
Cliffs Natural Resources Inc. 4.875% 2021	245	232
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
	(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[7]	240
227
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Quintiles, Term Loan B-2, 4.00% 2018[2,6,8]	US$192	US$ 193
McKesson Corp. 3.25% 2016	180	190
Crescent Resources 10.25% 2017[7]	175	189
E.ON International Finance BV 6.65% 2038[7]	150	184
Brandywine Operating Partnership, LP 3.95% 2023	190	180
France Télécom 4.375% 2014	140	144
Canadian Natural Resources Ltd. 5.70% 2017	100	113
Santander Issuances, SA Unipersonal 6.50% 2019[6,7]	100	102
Tyson Foods, Inc. 6.60% 2016[6]	40	45
Midwest Generation, LLC, Series B, 8.56% 2016[2,9]	40	40
Northwest Airlines, Inc., Term Loan B, 3.75% 2013[2,6,8]	2	2
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,6,8]	6	6
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[2,6,8]	10	6
		1,156,425
Total bonds, notes & other debt securities (cost: $2,459,449,000)		2,491,443
Convertible securities 0.03%

U.S. dollars 0.03%	Shares

CEVA Group PLC, Series A-1, 3.244% convertible preferred[10]	329	567
CEVA Group PLC, Series A-2, 2.244% convertible preferred[10,11]	36	47
Total convertible securities (cost: $386,000)		614
Preferred securities 0.06%

U.S. dollars 0.06%

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	64,000	1,528
Total preferred securities (cost: $1,600,000)		1,528
Common stocks 0.05%

U.S. dollars 0.05%

Beech Holdings, LLC[10,11,12]	84,556	698
CEVA Group PLC[7,10,12]	431	556
Atrium Corp.[7,10,12]	2	—
Total common stocks (cost: $2,458,000)		1,254
	Principal amount
Short-term securities 7.66%	(000)

Federal Home Loan Bank 0.06%–0.11% due 12/13/2013–3/21/2014	US$66,500	66,484
Nordea Bank AB 0.175% due 11/1/2013[7]	38,100	38,095
Freddie Mac 0.09%–0.11% due 11/6–12/16/2013	24,800	24,798
BHP Billiton Finance (USA) Limited 0.11% due 11/21/2013[7]	18,600	18,597
Nestlé Capital Corp. 0.14% due 10/16/2013[7]	18,000	18,000
Gotham Funding Corp. 0.16% due 10/1/2013[7]	13,000	13,000
National Australia Funding (Delaware) Inc. 0.15% due 10/23/2013[7]	12,800	12,799
GlaxoSmithKline Finance PLC 0.07% due 11/4/2013[7]	4,000	4,000
Fannie Mae 0.11% due 12/11/2013	2,400	2,400
Total short-term securities (cost: $198,165,000)		198,173
Total investment securities (cost: $2,662,058,000)		US$2,693,012
Other assets less liabilities		(106,967)
Net assets		US$2,586,045

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $289,670,000 over the prior 12-month period.

Unrealized

appreciation

Contract amount (depreciation)

Receive Deliver at 9/30/2013

Settlement date Counterparty (000) (000) (000)

Purchases:

Euros 10/9/2013 UBS AG €4,434 $5,819 US$ 180

Euros 10/23/2013 HSBC Bank €4,235 $5,741 (12)

Japanese yen 10/7/2013 UBS AG ¥1,990,253 $19,965 283

Japanese yen 10/18/2013 JPMorgan Chase ¥2,382,153 $24,000 237

Japanese yen 10/21/2013 Citibank ¥204,178 $2,059 19

Japanese yen 10/21/2013 Citibank ¥2,827,169 $28,577 189

Japanese yen 10/21/2013 HSBC Bank ¥1,257,783 $12,710 88

Japanese yen 11/1/2013 Bank of New York Mellon ¥586,650 $5,966 3

Japanese yen 11/8/2013 Bank of America, N.A. ¥345,477 $3,503 13

US$1,000

Sales:

Brazilian reais 10/7/2013 Credit Suisse AG $2,817 BRL6,750 US$ (223)

Brazilian reais 11/4/2013 JPMorgan Chase $3,121 BRL7,000 —

Euros 10/3/2013 Citibank ¥555,152 €4,268 (126)

Euros 10/4/2013 Bank of America, N.A. £11,499 €13,575 250

Euros 10/4/2013 Bank of America, N.A. £11,551 €13,625 267

Euros 10/7/2013 Bank of America, N.A. $9,023 €6,830 (217)

Euros 10/9/2013 Bank of America, N.A. $9,611 €7,325 (299)

Euros 11/7/2013 JPMorgan Chase $18,840 €13,980 (75)

Euros 11/8/2013 Bank of America, N.A. ¥1,398,063 €10,480 47

Mexican pesos 10/10/2013 JPMorgan Chase $8,133 MXN110,000 (91)

Mexican pesos 11/7/2013 JPMorgan Chase $9,166 MXN119,950 33

Turkish lira 10/7/2013 Credit Suisse AG $3,043 TRY6,290 (66)

Turkish lira 10/21/2013 Citibank $2,125 TRY4,590 (12)

Turkish lira 10/24/2013 JPMorgan Chase $3,043 TRY6,000 85

US$ (427)

Forward currency contracts — net US$ 573

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $2,073,000, which represented .08% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,692,000, which represented 10.97% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,186,000, which represented .51% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,868,000, which represented .08% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	US$ 1,459	US$ 698.03%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	3/10/2010	52	47.00
Total restricted securities		US$1,511	US$745.03%

[12]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	US$ 69,229
Gross unrealized depreciation on investment securities	(39,671)
Net unrealized appreciation on investment securities	29,558
Cost of investment securities for federal income tax purposes	2,663,454

High-Income Bond FundSM

Investment portfolio

September 30, 2013

unaudited

Bonds, notes & other debt instruments 89.16%
	Principal amount	Value
Telecommunication services 14.66%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 2,250	$ 2,391
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,716
Sprint Nextel Corp. 8.375% 2017	7,775	8,825
Sprint Nextel Corp. 9.125% 2017	3,000	3,465
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	2,035	2,381
Sprint Nextel Corp. 9.00% 2018[1]	4,000	4,700
Sprint Nextel Corp. 7.00% 2020	12,050	12,321
Sprint Corp. 7.25% 2021[1]	1,425	1,443
Sprint Nextel Corp. 11.50% 2021	4,950	6,385
Sprint Corp. 7.875% 2023[1]	2,050	2,096
Wind Acquisition SA 11.75% 2017[1]	17,618	18,741
Wind Acquisition SA 11.75% 2017	€8,550	12,333
Wind Acquisition SA 7.25% 2018[1]	$5,975	6,214
Wind Acquisition SA 7.25% 2018[1]	2,000	2,080
Wind Acquisition SA 7.375% 2018	€4,075	5,769
MetroPCS Wireless, Inc. 6.25% 2021[1]	$16,950	17,098
MetroPCS Wireless, Inc. 6.625% 2023[1]	18,225	18,339
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,379	18,408
Cricket Communications, Inc. 7.75% 2020	12,575	14,288
NII Capital Corp. 10.00% 2016	200	193
NII Capital Corp. 7.875% 2019[1]	7,800	7,118
NII Capital Corp. 8.875% 2019	4,125	3,238
NII Capital Corp. 11.375% 2019[1]	6,210	6,458
NII Capital Corp. 7.625% 2021	14,775	10,564
Frontier Communications Corp. 8.125% 2018	1,250	1,394
Frontier Communications Corp. 8.50% 2020	5,775	6,410
Frontier Communications Corp. 9.25% 2021	4,525	5,204
Frontier Communications Corp. 8.75% 2022	550	604
Frontier Communications Corp. 7.125% 2023	5,375	5,415
Frontier Communications Corp. 7.625% 2024	7,050	7,085
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	20,404
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,180
Intelsat Jackson Holding Co. 6.625% 2022[1]	14,700	14,663
Digicel Group Ltd. 8.25% 2020[1]	5,650	5,876
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,325
Trilogy International Partners, LLC 10.25% 2016[1]	8,575	8,275
Verizon Communications Inc. 4.50% 2020	2,460	2,620
SBA Communications Corp. 5.75% 2020	2,175	2,170
Level 3 Communications, Inc. 8.125% 2019	1,150	1,239
Level 3 Communications, Inc. 11.875% 2019	750	866
Telecom Italia Capital SA 6.999% 2018	335	370
		275,664
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary 14.40%	(000)	(000)

MGM Resorts International 5.875% 2014	$ 325	$ 333
MGM Resorts International 6.625% 2015	5,725	6,197
MGM Resorts International 6.875% 2016	5,000	5,462
MGM Resorts International 7.50% 2016	4,375	4,911
MGM Resorts International 8.625% 2019	4,200	4,851
MGM Resorts International 6.75% 2020	725	763
MGM Resorts International 7.75% 2022	3,000	3,266
Caesars Entertainment Operating Co. 11.25% 2017	6,995	7,117
Caesars Entertainment Operating Co. 8.00% 2020[1,7]	3,500	3,500
Caesars Entertainment Operating Co. 9.00% 2020	6,475	6,119
Caesars Entertainment Operating Co. 9.00% 2020	5,290	4,999
EchoStar DBS Corp. 7.75% 2015	1,000	1,095
EchoStar DBS Corp. 7.125% 2016	1,000	1,101
DISH DBS Corp. 4.625% 2017	6,875	7,064
DISH DBS Corp. 4.25% 2018	9,325	9,383
DISH DBS Corp. 7.875% 2019	700	801
Boyd Gaming Corp. 9.125% 2018	9,190	10,040
Boyd Gaming Corp. 9.00% 2020	8,355	9,107
Hilton Worldwide, Term Loan B, 4.00% 2021[2,3,4]	4,975	4,976
Hilton Hotels Corp. 5.625% 2021[1]	6,325	6,353
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	10,204
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	10,731	10,194
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	6,166
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,052
Schaeffler Holding Finance BV 6.875% 2018[2,5]	€4,400	6,258
Schaeffler Holding Finance BV 6.875% 2018[1,2,5]	$2,775	2,921
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	2,750	2,743
Univision Communications Inc. 8.50% 2021[1]	4,570	5,027
Univision Communications Inc. 5.125% 2023[1]	1,180	1,136
Michaels Stores, Inc. 7.50% 2018[1,2,5]	2,500	2,544
Michaels Stores, Inc. 7.75% 2018	5,250	5,670
Limited Brands, Inc. 5.25% 2014	220	229
Limited Brands, Inc. 7.00% 2020	2,488	2,762
Limited Brands, Inc. 6.625% 2021	3,375	3,666
Limited Brands, Inc. 5.625% 2022	965	994
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,850	4,052
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]	3,103	3,344
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	6,700	6,868
DineEquity, Inc. 9.50% 2018	5,950	6,649
Royal Caribbean Cruises Ltd. 11.875% 2015	5,050	5,946
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,390
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	900	905
Academy Sports 9.25% 2019[1]	4,700	5,264
Gannett Co., Inc. 5.125% 2019[1]	1,415	1,408
Gannett Co., Inc. 6.375% 2023[1]	3,800	3,781
Warner Music Group 11.50% 2018	2,750	3,183
Warner Music Group 13.75% 2019	1,275	1,514
Jaguar Land Rover PLC 7.75% 2018[1]	2,075	2,251
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,263
Quebecor Media Inc. 7.75% 2016	923	941
Quebecor Media Inc. 5.75% 2023	3,525	3,340
Burger King Corp 0%/11.00% 2019[1,8]	4,800	4,248
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,5]	4,125	4,115
J.C. Penney Co., Inc. 5.75% 2018	4,989	3,941
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	$3,600	$ 3,821
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,798
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,365
UPC Germany GmbH 9.625% 2019	€800	1,205
McClatchy Co. 9.00% 2022	$3,275	3,472
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,799
Playa Resorts Holding BV 4.75% 2019[2,3,4]	1,500	1,512
Playa Resorts Holding BV 8.00% 2020[1]	1,000	1,060
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	2,335	2,315
Local T.V. Finance LLC 9.25% 2015[1,2,5]	2,267	2,301
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,165
Cinemark USA, Inc. 4.875% 2023	2,000	1,850
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,700	1,764
Laureate Education, Inc. 9.25% 2019[1]	1,550	1,682
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,678
Pinnacle Entertainment, Inc. 6.375% 2021[1]	1,450	1,486
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,397
Tenneco Inc. 6.875% 2020	1,200	1,308
General Motors Financial Co. 3.25% 2018[1]	850	829
General Motors Financial Co. 6.75% 2018	150	167
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	955
LBI Media, Inc. 8.50% 2017[1]	1,000	300
LBI Media, Inc. 13.50% 2020[1,2,5]	657	299
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 12.00% 2018[2,5]	566	478
Grupo Televisa, SAB 7.25% 2043	MXN6,080	394
		270,807
Industrials 12.09%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	$19,055	20,341
Ply Gem Industries, Inc. 9.375% 2017	1,590	1,685
Ply Gem Industries, Inc. 8.25% 2018	14,239	15,307
Nortek Inc. 10.00% 2018	7,460	8,225
Nortek Inc. 8.50% 2021	4,935	5,391
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,895
Navios Maritime Holdings Inc. 8.875% 2017	1,650	1,733
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,745	5,731
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,4]	1,043	1,040
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,450	4,424
US Investigations Services, Inc. 10.50% 2015[1]	4,420	3,923
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,152
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,073
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[2,3,4]	681	685
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[2,3,4]	309	310
Euramax International, Inc. 9.50% 2016	10,880	10,472
JELD-WEN Escrow Corp. 12.25% 2017[1]	7,500	8,569
R.R. Donnelley & Sons Co. 7.25% 2018	3,100	3,441
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,663
R.R. Donnelley & Sons Co. 7.00% 2022	1,325	1,338
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,334
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,277
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	3,260	3,272
BE Aerospace, Inc. 5.25% 2022	7,475	7,456
TransDigm Inc. 7.75% 2018	4,590	4,911
TransDigm Inc. 5.50% 2020	2,525	2,487
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

HD Supply, Inc. 11.50% 2020	$ 6,030	$ 7,206
CEVA Group PLC 11.625% 2016[1]	6,415	6,672
CEVA Group PLC 8.375% 2017[1]	229	232
United Rentals, Inc. 7.375% 2020	1,275	1,380
United Rentals, Inc. 7.625% 2022	2,525	2,759
United Rentals, Inc. 6.125% 2023	2,500	2,525
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,176
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	5,800	5,989
Esterline Technologies Corp. 7.00% 2020	5,136	5,521
Builders Firstsource 7.625% 2021[1]	5,225	5,238
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	5,000	5,070
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	268
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	119
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	14	14
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	451	480
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	201	212
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	364	397
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	22	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,103	2,239
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	837	936
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	134	140
TRAC Intermodal 11.00% 2019	4,025	4,528
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	4,000	3,969
Northwest Airlines, Inc., Term Loan B, 3.75% 2013[2,3,4]	518	502
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,4]	2,331	2,168
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	918	999
CNH Capital LLC 3.875% 2015	3,400	3,519
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,493
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,001
Iron Mountain Inc. 5.75% 2024	3,500	3,168
ARAMARK Corp., Term Loan D, 4.00% 2019[2,3,4]	3,000	3,014
Gardner Denver, Inc. 6.875% 2021[1]	2,225	2,208
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,897
Far East Capital Limited SA 8.00% 2018[1]	665	585
Far East Capital Limited SA 8.75% 2020[1]	1,335	1,165
Milacron LLC 7.75% 2021[1]	1,575	1,634
Avianca Holdings SA, 8.375% 2020[1]	1,375	1,423
GenCorp Inc. 7.125% 2021[1]	1,045	1,100
ENA Norte Trust 4.95% 2028[1,3]	964	974
ADS Waste Escrow 8.25% 2020[1]	525	556
Watco Companies 6.375% 2023[1]	395	393
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[2,3,4]	566	308
		227,335
Health care 11.96%

inVentiv Health Inc. 9.00% 2018[1]	8,225	8,307
inVentiv Health Inc. 11.00% 2018[1]	16,890	13,723
inVentiv Health Inc. 11.00% 2018[1]	7,685	6,244
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,4]	1,660	1,673
Kinetic Concepts, Inc. 10.50% 2018	11,820	13,105
Kinetic Concepts, Inc. 12.50% 2019	10,465	11,041
VPI Escrow Corp. 6.75% 2018[1]	6,800	7,310
VPI Escrow Corp. 6.375% 2020[1]	7,870	8,224
VPI Escrow Corp. 7.50% 2021[1]	6,665	7,215
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

Tenet Healthcare Corp. 4.75% 2020	$ 1,995	$ 1,930
Tenet Healthcare Corp. 6.00% 2020[1]	11,600	11,883
Tenet Healthcare Corp. 4.50% 2021	905	852
Tenet Healthcare Corp. 8.125% 2022[1]	6,870	7,188
DJO Finance LLC 9.75% 2017	3,920	3,979
DJO Finance LLC 7.75% 2018	11,445	11,388
DJO Finance LLC 8.75% 2018	340	371
DJO Finance LLC 9.875% 2018	2,860	3,046
INC Research LLC 11.50% 2019[1]	10,690	11,545
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7]	3,100	3,100
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7]	2,300	2,300
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,7]	4,200	4,200
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	9,151	9,242
VWR Funding, Inc. 7.25% 2017	8,570	9,084
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	2,365	2,374
PTS Acquisition Corp. 9.75% 2017	€4,445	6,224
Select Medical Holdings Corp. 6.375% 2021[1]	$ 8,935	8,511
Centene Corp. 5.75% 2017	7,280	7,717
Symbion Inc. 8.00% 2016	7,235	7,669
HCA Inc. 6.375% 2015	2,225	2,353
HCA Inc. 6.50% 2020	650	706
HCA Inc. 5.875% 2023	3,135	3,088
PRA Holdings, Inc. 9.50% 2023[1]	5,685	5,877
ConvaTec Finance International SA 8.25% 2019[1,2,5]	5,615	5,629
Multiplan Inc. 9.875% 2018[1]	3,655	4,057
Bausch & Lomb Inc. 9.875% 2015	3,514	3,540
IMS Health Inc. 7.375% 2018[1,2,5]	3,135	3,217
Accellent Inc. 8.375% 2017	2,000	2,093
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,898
HealthSouth Corp. 5.75% 2024	1,830	1,766
Quintiles, Term Loan B-2, 4.00% 2018[2,3,4]	825	830
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	445
		224,944
Materials 9.63%

FMG Resources 7.00% 2015[1]	2,550	2,636
FMG Resources 6.00% 2017[1]	14,855	15,301
FMG Resources 6.875% 2018[1]	6,980	7,320
FMG Resources 8.25% 2019[1]	5,825	6,306
FMG Resources 6.875% 2022[1]	2,400	2,412
Reynolds Group Inc. 8.50% 2018	645	677
Reynolds Group Inc. 7.125% 2019	740	790
Reynolds Group Inc. 7.875% 2019	355	392
Reynolds Group Inc. 9.875% 2019	4,820	5,254
Reynolds Group Inc. 5.75% 2020	20,095	20,271
Inmet Mining Corp. 8.75% 2020[1]	14,780	15,888
Inmet Mining Corp. 7.50% 2021[1]	6,270	6,458
ArcelorMittal 10.35% 2019[2]	500	617
ArcelorMittal 6.00% 2021[2]	3,210	3,314
ArcelorMittal 6.75% 2022[2]	4,660	4,928
ArcelorMittal 7.25% 2041[2]	11,105	10,272
CEMEX Finance LLC 9.50% 2016[1]	756	806
CEMEX Finance LLC 7.25% 2021[1]	4,500	4,500
CEMEX Finance LLC 9.375% 2022[1]	8,125	8,937
JMC Steel Group Inc. 8.25% 2018[1]	9,050	8,779
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[2,3,4]	$2,075	$ 2,084
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€1,000	1,360
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$ 2,945	3,092
Walter Energy, Inc. 9.50% 2019[1]	2,750	2,857
Walter Energy, Inc. 9.875% 2020[1]	2,425	2,128
Glencore Xstrata LLC 4.125% 2023[1]	4,460	4,136
PQ Corp. 8.75% 2018[1]	3,840	4,109
Ryerson Inc. 9.00% 2017	2,775	2,886
Ryerson Inc. 11.25% 2018	975	1,012
LSB Industries, Inc. 7.75% 2019[1]	3,525	3,675
Cliffs Natural Resources Inc. 3.95% 2018	3,615	3,635
Sibur Securities Ltd. 3.914% 2018[1]	3,580	3,432
Taminco Global Chemical Corp. 9.75% 2020[1]	2,855	3,240
Newpage Corp., Term Loan B, 7.75% 2018[2,3,4]	3,110	3,163
Packaging Dynamics Corp. 8.75% 2016[1]	2,890	3,006
Consolidated Minerals Ltd. 8.875% 2016[1]	2,700	2,747
Georgia Gulf Corp. 4.875% 2023[1]	2,300	2,188
Ball Corp. 5.75% 2021	835	885
Ball Corp. 4.00% 2023	1,180	1,065
Mirabela Nickel Ltd. 8.75% 2018[1]	4,225	1,753
Crown Holdings, Inc. 4.50% 2023[1]	1,680	1,546
Smurfit Capital Funding PLC 7.50% 2025	665	725
Ardagh Packaging Finance 4.875% 2022[1]	275	263
Sealed Air Corp. 5.25% 2023[1]	235	224
		181,069
Energy 8.41%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	950	852
NGPL PipeCo LLC 7.119% 2017[1]	2,350	2,086
NGPL PipeCo LLC 9.625% 2019[1]	16,750	15,661
Peabody Energy Corp. 6.00% 2018	11,455	11,484
Peabody Energy Corp. 6.25% 2021	5,350	5,216
Alpha Natural Resources, Inc. 9.75% 2018	7,000	7,140
Alpha Natural Resources, Inc. 6.00% 2019	2,470	2,075
Alpha Natural Resources, Inc. 6.25% 2021	3,625	2,991
QGOG Constellation S.A. 6.25% 2019[1]	11,200	10,668
CONSOL Energy Inc. 8.00% 2017	3,345	3,571
CONSOL Energy Inc. 8.25% 2020	6,500	7,004
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	1,665	1,702
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	8,045	8,266
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,610
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,130
Teekay Corp. 8.50% 2020	8,543	9,184
Arch Coal, Inc. 7.00% 2019	6,120	4,804
Arch Coal, Inc. 7.25% 2021	4,975	3,793
PDC Energy Inc. 7.75% 2022	7,925	8,440
Energy Transfer Partners, L.P. 7.50% 2020	7,025	7,552
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	7,500	7,378
Transocean Inc. 5.05% 2016	1,100	1,207
Transocean Inc. 6.375% 2021	4,695	5,229
Transocean Inc. 7.35% 2041	305	355
Petrobras International Finance Co. 5.75% 2020	1,090	1,138
Petrobras International Finance Co. 5.375% 2021	2,535	2,560
Samson Investment Co., Term Loan B, 6.00% 2018[2,3,4]	150	151
Samson Investment Co. 10.25% 2020[1]	3,010	3,206
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	$ 3,275	$ 3,160
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	2,135	2,205
Continental Resources Inc. 7.375% 2020	275	307
Continental Resources Inc. 7.125% 2021	1,500	1,684
Access Midstream Partners, L.P. 4.875% 2023	1,825	1,725
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	1,506	1,548
MarkWest Energy Partners, LP 4.50% 2023	1,500	1,421
Oasis Petroleum Inc. 6.875% 2022[1]	1,275	1,348
Denbury Resources Inc. 8.25% 2020	1,096	1,208
		158,059
Information technology 6.86%

First Data Corp. 11.25% 2016	2,830	2,844
First Data Corp. 7.375% 2019[1]	2,950	3,120
First Data Corp. 6.75% 2020[1]	4,875	5,070
First Data Corp. 8.25% 2021[1]	5,885	6,106
First Data Corp. 11.75% 2021[1]	16,505	16,010
First Data Corp. 12.625% 2021	13,679	15,115
First Data Corp. 8.75% 2022[1,2,5]	4,154	4,351
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	14,378	14,288
SRA International, Inc. 11.00% 2019	7,835	8,227
Freescale Semiconductor, Inc. 9.25% 2018[1]	4,875	5,301
Freescale Semiconductor, Inc. 10.125% 2018[1]	1,622	1,777
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,535	8,151
Dell, Inc. Term Loan B, 4.50% 2021[2,3,4]	10,500	10,344
SunGard Data Systems Inc. 7.375% 2018	4,525	4,808
SunGard Data Systems Inc. 7.625% 2020	3,650	3,924
Jabil Circuit, Inc. 8.25% 2018	3,270	3,859
Jabil Circuit, Inc. 5.625% 2020	1,000	1,035
Serena Software, Inc. 10.375% 2016	4,795	4,843
Lawson Software, Inc. 9.375% 2019	3,000	3,367
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,517
BMC Software, Inc., Term Loan B, 5.00% 2020[2,3,4]	1,500	1,503
NXP BV and NXP Funding LLC 3.75% 2018[1]	1,275	1,249
Alcatel-Lucent USA Inc. 8.875% 2020[1]	1,165	1,235
		129,044
Financials 5.37%

Realogy Corp. 3.375% 2016[1]	1,000	1,005
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,4]	1,109	1,111
Realogy Corp. 7.875% 2019[1]	11,850	13,005
Realogy Corp., Term Loan B, 4.50% 2020[2,3,4]	613	618
Realogy Corp. 7.625% 2020[1]	750	840
CIT Group Inc. 4.25% 2017	2,500	2,556
CIT Group Inc. 5.00% 2017	9,000	9,506
CIT Group Inc., Series C, 5.50% 2019[1]	2,250	2,374
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,593
Developers Diversified Realty Corp. 7.50% 2017	870	1,017
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,686
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	4,052	4,068
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,713
iStar Financial Inc., 4.875% 2018	500	487
HBOS PLC 6.75% 2018[1]	2,420	2,702
HBOS PLC 6.00% 2033[1]	3,627	3,426
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Citigroup Inc., Series D, junior subordinated 5.35% (undated)[2]	$ 6,545	$ 5,718
Hospitality Properties Trust 5.625% 2017	905	985
Hospitality Properties Trust 6.70% 2018	325	365
Hospitality Properties Trust 5.00% 2022	4,000	4,003
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	2,005	2,266
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	1,155	1,473
MetLife Inc., junior subordinated 10.75% 2069[2]	500	740
Crescent Resources 10.25% 2017[1]	3,070	3,316
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	1,815	1,851
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	1,200	1,302
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[2]	3,550	3,124
Host Hotels & Resorts LP 5.875% 2019	25	27
Host Hotels & Resorts LP 6.00% 2021	2,750	3,007
FelCor Lodging Trust Inc. 5.625% 2023	3,125	2,926
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	1,685	1,542
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2,6]	1,265	1,316
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[2]	3,075	2,706
Synovus Financial Corp. 7.875% 2019	2,105	2,373
Prologis, Inc. 6.625% 2018	1,570	1,838
Prologis, Inc. 6.875% 2020	226	267
Unum Group 7.125% 2016	1,225	1,402
Unum Group 5.625% 2020	330	365
American Tower Corp. 7.00% 2017	1,500	1,729
NASDAQ OMX Group, Inc. 5.25% 2018	1,355	1,469
Springleaf Finance Corp., Term Loan B, 5.50% 2017[2,3,4]	1,280	1,284
TitleMax Finance Corp. 8.50% 2018[1]	950	997
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[2]	1,055	910
		101,008
Consumer staples 2.08%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	7,670	7,555
Marfrig Holdings (Europe) BV 8.375% 2018	950	869
Marfrig Overseas Ltd. 9.50% 2020[1]	1,505	1,415
Marfrig Overseas Ltd. 9.50% 2020	625	588
Rite Aid Corp. 10.25% 2019	4,995	5,644
Stater Bros. Holdings Inc. 7.75% 2015	2,950	2,965
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,630
Smithfield Foods, Inc. 7.75% 2017	3,525	4,027
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,027
Del Monte Corp. 7.625% 2019	3,375	3,518
Cott Beverages Inc. 8.125% 2018	2,675	2,909
C&S Group Enterprises LLC 8.375% 2017[1]	2,702	2,898
BFF International Ltd. 7.25% 2020[1]	2,000	2,220
Constellation Brands, Inc. 6.00% 2022	700	749
		39,014
Bonds & notes of governments outside the U.S. 1.88%

Slovenia (Republic of) 4.75% 2018[1]	1,965	1,901
Slovenia (Republic of) 5.50% 2022	11,105	10,369
Slovenia (Republic of) 5.85% 2023[1]	3,595	3,433
Greek Government 2.00%/3.00% 2023[8]	€500	423
Greek Government 2.00%/3.00% 2024[8]	500	397
Greek Government 2.00%/3.00% 2025[8]	500	381
Greek Government 2.00%/3.00% 2026[8]	500	370
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2027[8]	€500	$ 362
Greek Government 2.00%/3.00% 2028[8]	500	354
Greek Government 2.00%/3.00% 2029[8]	500	345
Greek Government 2.00%/3.00% 2030[8]	500	338
Greek Government 2.00%/3.00% 2031[8]	500	334
Greek Government 2.00%/3.00% 2032[8]	500	332
Greek Government 2.00%/3.00% 2033[8]	500	327
Greek Government 2.00%/3.00% 2034[8]	500	325
Greek Government 2.00%/3.00% 2035[8]	500	324
Greek Government 2.00%/3.00% 2036[8]	500	322
Greek Government 2.00%/3.00% 2037[8]	500	321
Greek Government 2.00%/3.00% 2038[8]	500	322
Greek Government 2.00%/3.00% 2039[8]	500	320
Greek Government 2.00%/3.00% 2040[8]	500	319
Greek Government 2.00%/3.00% 2041[8]	500	320
Greek Government 2.00%/3.00% 2042[8]	500	319
Hungarian Government 4.75% 2015	$ 750	773
Hungarian Government 4.125% 2018	1,320	1,309
Hungarian Government 3.875% 2020	€1,000	1,287
Hungarian Government 6.25% 2020	$1,600	1,716
Hungarian Government 6.375% 2021	1,150	1,229
Hungarian Government 7.625% 2041	500	537
Brazil (Federal Republic of) 6.00% 2045[9]	BRL4,573	2,117
Croatian Government 6.375% 2021	$1,500	1,557
Croatian Government 5.50% 2023[1]	560	539
Portuguese Government 5.65% 2024	€1,470	1,806
		35,428
Utilities 1.68%

AES Corp. 7.75% 2015	$ 500	558
AES Corp. 8.00% 2017	5,500	6,353
AES Corp. 8.00% 2020	3,000	3,435
AES Corp. 7.375% 2021	850	939
Eskom Holdings SOC Ltd. 6.75% 2023[1]	6,895	7,115
NV Energy, Inc 6.25% 2020	3,700	4,326
TXU, Term Loan, 4.682% 2017[2,3,4]	2,461	1,661
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	2,725	1,897
CMS Energy Corp. 8.75% 2019	2,150	2,766
NRG Energy, Inc. 6.625% 2023	2,575	2,536
		31,586
U.S. Treasury bonds & notes 0.10%

U.S. Treasury 0.25% 2015	1,775	1,775
Municipals 0.04%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
	(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	875
828
Total bonds, notes & other debt instruments (cost: $1,619,179,000)		1,676,561
Convertible securities 1.04%
	Shares or	Value
Industrials 0.59%	principal amount	(000)

CEVA Group PLC, Series A-2, 2.244% convertible preferred[7,10]	2,211	$ 2,854
CEVA Group PLC, Series A-1, 3.244% convertible preferred[7]	4,788	8,260
		11,114
Financials 0.28%

Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,179
Bank of Ireland 10.00% convertible notes 2016	€1,460,000	2,086
		5,265
Information technology 0.11%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,134
Consumer discretionary 0.06%

Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,7]	4,984	1,069
Total convertible securities (cost: $15,522,000)		19,582
Preferred securities 0.55%

Financials 0.55%	Shares

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	232,000	5,538
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	108,000	2,430
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	85,000	2,422
Total preferred securities (cost: $10,199,000)		10,390
Common stocks 2.13%

Industrials 1.47%

Beech Holdings, LLC[7,10,11]	2,447,854	20,195
CEVA Group PLC[1,7,11]	5,622	7,254
Nortek, Inc.[11]	2,150	148
Atrium Corp.[1,7,11]	361	—
		27,597

Consumer discretionary 0.33%

Cooper-Standard Holdings Inc.[11]	88,808	4,440
Revel AC, Inc.[7,10,11]	125,906	1,074
Revel AC, Inc. (CVR)[7,10,11]	13,372,726	401
American Media, Inc.[1,7,11]	87,470	219
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	30
Adelphia Recovery Trust, Series Arahova[7,11]	388,601	4
Adelphia Recovery Trust, Series ACC-1[11]	449,306	1
Five Star Travel Corp.[1,7,11]	7,285	2
		6,171
Health care 0.19%

Rotech Healthcare Inc.[7,11]	201,792	3,604
Materials 0.14%

NewPage Holdings Inc.[7,10,11]	26,880	2,671
Total common stocks (cost: $91,618,000)		40,043
Rights & warrants 0.02%
		Value
Consumer discretionary 0.02%	Shares	(000)

Cooper-Standard Holdings Inc., warrants, expire 2017[11]	13,289	$ 319
Liberman Broadcasting, Inc., warrant, expires 2022[7,10,11]	1	—
Total rights & warrants (cost: $165,000)		319
	Principal amount
Short-term securities 7.62%	(000)

Fannie Mae 0.055%–0.14% due 12/17/2013–6/2/2014	$52,100	52,082
E.I. duPont de Nemours and Co. 0.05%–0.06% due 10/8–11/15/2013[1]	32,400	32,399
Chevron Corp. 0.05% due 10/16/2013[1]	21,000	20,999
Freddie Mac 0.06%–0.16% due 10/22–11/5/2013	17,400	17,399
United Parcel Service Inc. 0.055%–0.06% due 10/2–11/1/2013[1]	5,900	5,900
National Rural Utilities Cooperative Finance Corp. 0.10% due 10/4/2013	5,000	5,000
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,997
General Electric Co. 0.05% due 10/1/2013	4,500	4,500
Total short-term securities (cost: $143,266,000)		143,276
Total investment securities (cost: $1,879,949,000)		1,890,171
Other assets less liabilities		(9,696)
Net assets		$1,880,475

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $8,047,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	10/7/2013	Bank of New York Mellon	$13,168	€10,000	$ (361)
Euros	10/18/2013	JPMorgan Chase	$1,165	€875	(19)
					$(380)

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $736,401,000, which represented 39.16% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $145,679,000, which represented 7.75% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,737,000, which represented 3.23% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 34,944	$ 20,195	1.07%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	3/10/2010–1/23/2012	3,237	2,854.15
NewPage Holdings Inc.	9/17/2009–9/9/2011	5,599	2,671.14
Revel AC, Inc.	2/14/2011–12/13/2011	14,751	1,074.06
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	11,952	401.02
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$70,483	$27,195	1.44%

[11]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 88,851
Gross unrealized depreciation on investment securities	(83,581)
Net unrealized appreciation on investment securities	5,270
Cost of investment securities for federal income tax purposes	1,884,901

Key to abbreviations and symbol

CVR = Contingent Value Rights

BRL = Brazilian reais

€ = Euros

MXN = Mexican pesos

Mortgage FundSM

Investment portfolio

September 30, 2013

unaudited

Bonds, notes & other debt instruments 93.40%
Mortgage-backed obligations 76.79%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 73.10%	(000)	(000)

Fannie Mae 2.50% 2027	$ 177	$ 179
Fannie Mae 2.50% 2027	84	85
Fannie Mae 2.50% 2028	2,387	2,405
Fannie Mae 3.552% 2040[2]	465	494
Fannie Mae 4.196% 2040[2]	742	784
Fannie Mae 3.448% 2041[2]	331	347
Fannie Mae 3.527% 2041[2]	311	323
Fannie Mae 3.775% 2041[2]	392	418
Fannie Mae 4.00% 2041	1,126	1,184
Fannie Mae 4.00% 2041	293	308
Fannie Mae 3.50% 2042	183	185
Fannie Mae 3.50% 2042	104	105
Fannie Mae 3.50% 2042	27	28
Fannie Mae 3.50% 2042	3	3
Fannie Mae 4.00% 2042	1,770	1,859
Fannie Mae 2.515% 2043[2]	352	347
Fannie Mae 3.00% 2043[3]	11,575	11,316
Fannie Mae 3.00% 2043	11,068	10,848
Fannie Mae 3.00% 2043	338	325
Fannie Mae 3.50% 2043[3]	5,793	5,903
Fannie Mae 3.50% 2043	298	300
Fannie Mae 3.50% 2043	175	176
Fannie Mae 3.50% 2043	97	97
Fannie Mae 3.50% 2043	84	84
Fannie Mae 3.50% 2043	72	72
Fannie Mae 3.50% 2043	59	60
Fannie Mae 3.50% 2043	43	43
Fannie Mae 3.50% 2043	15	15
Fannie Mae 4.00% 2043[3]	9,675	10,115
Fannie Mae 4.00% 2043[3]	3,975	4,169
Fannie Mae 4.50% 2043[3]	20,378	21,773
Government National Mortgage Assn. 2.50% 2027	283	285
Government National Mortgage Assn. 2.50% 2027	281	284
Government National Mortgage Assn. 3.75% 2038	1,175	1,211
Government National Mortgage Assn. 4.00% 2039	876	899
Government National Mortgage Assn. 6.00% 2039	1,184	1,307
Government National Mortgage Assn. 4.00% 2040	572	587
Government National Mortgage Assn. 5.50% 2040	7,937	8,899
Government National Mortgage Assn. 4.50% 2041	378	396
Government National Mortgage Assn. 4.50% 2041	242	263
Government National Mortgage Assn. 5.00% 2041	4,265	4,653
Government National Mortgage Assn. 5.00% 2041	2,507	2,651
Government National Mortgage Assn. 6.50% 2041	2,812	3,070
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 3.50% 2042	$ 1,062	$ 1,070
Government National Mortgage Assn. 3.50% 2042	620	619
Government National Mortgage Assn. 3.50% 2042	557	575
Government National Mortgage Assn. 4.00% 2042	140	144
Government National Mortgage Assn. 3.50% 2043	4,521	4,669
Government National Mortgage Assn. 3.50% 2043	4,450	4,595
Government National Mortgage Assn. 3.50% 2043	2,893	2,990
Government National Mortgage Assn. 3.50% 2043	2,830	2,922
Government National Mortgage Assn. 3.50% 2043	2,370	2,449
Government National Mortgage Assn. 3.50% 2043	572	571
Government National Mortgage Assn. 3.50% 2043	342	353
Government National Mortgage Assn. 4.00% 2043[3]	6,850	7,247
Government National Mortgage Assn. 4.00% 2043[3]	2,250	2,373
Government National Mortgage Assn. 4.50% 2043[3]	4,000	4,310
Freddie Mac 3.00% 2026	231	239
Freddie Mac 2.50% 2027	1,302	1,315
Freddie Mac 5.00% 2034	4,925	5,349
Freddie Mac 5.50% 2037	65	71
Freddie Mac 5.00% 2038	602	649
Freddie Mac 5.50% 2038	250	271
Freddie Mac 5.50% 2038	169	183
Freddie Mac 5.50% 2038	72	78
Freddie Mac 3.795% 2039[2]	276	294
Freddie Mac 5.50% 2039	1,931	2,092
Freddie Mac 5.50% 2039	569	616
Freddie Mac 4.50% 2040	613	654
Freddie Mac 4.50% 2040	294	313
Freddie Mac 4.50% 2040	109	116
Freddie Mac 2.561% 2042[2]	252	250
Freddie Mac 3.50% 2042	136	137
Freddie Mac 4.00% 2042	1,194	1,250
Freddie Mac 2.354% 2043[2]	581	568
Freddie Mac 3.50% 2043[3]	2,900	2,946
Freddie Mac 3.50% 2043	325	327
Freddie Mac 3.50% 2043	91	92
Freddie Mac 3.50% 2043	66	66
Freddie Mac 3.50% 2043	62	62
Freddie Mac 4.00% 2043[3]	10,775	11,263
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,000	6,333
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	208	219
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	1,845	1,927
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.732% 2048[2,4]	581	581
		172,003
Other mortgage-backed securities[1] 3.35%

Westpac Banking Corp. 1.375% 2015[4]	200	203
Westpac Banking Corp. 2.45% 2016[4]	200	208
Westpac Banking Corp. 1.25% 2018[4]	200	197
Westpac Banking Corp. 1.375% 2019[4]	250	243
Sparebank 1 Boligkreditt AS 2.30% 2018[4]	200	206
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	200	195
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	425	406
Royal Bank of Canada 1.125% 2017	250	251
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[1] (continued)	(000)	(000)

Royal Bank of Canada 2.00% 2019	$ 550	$ 552
UBS AG 1.875% 2015[4]	200	203
UBS AG 0.75% 2017[4]	225	224
UBS AG 2.25% 2017[4]	200	206
Bank of Nova Scotia 1.25% 2014[4]	200	202
Bank of Nova Scotia 1.75% 2017[4]	200	204
Bank of Nova Scotia 1.95% 2017[4]	200	205
Bank of Montreal 1.30% 2014[4]	250	253
Bank of Montreal 1.95% 2017[4]	250	257
Commonwealth Bank of Australia 0.75% 2016[4]	250	249
Commonwealth Bank of Australia 2.25% 2017[4]	250	258
Swedbank AB 2.125% 2016[4]	200	206
Swedbank AB 1.375% 2018[4]	225	221
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	260
National Bank of Canada 2.20% 2016[4]	250	259
Barclays Bank PLC 2.25% 2017[4]	250	258
Caisse Centrale Desjardins 1.60% 2017[4]	250	253
Skandinaviska Enskilda 1.375% 2018[4]	250	245
National Australia Bank 1.25% 2018[4]	250	245
Stadshypotek AB 1.875% 2019[4]	250	242
DnB NOR ASA 1.45% 2019[4]	225	222
Credit Suisse Group AG 2.60% 2016[4]	200	208
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	206
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	198
Northern Rock PLC 5.625% 2017[4]	125	143
		7,888
Commercial mortgage-backed securities[1] 0.34%

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	363	412
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.815% 2042[2]	333	378
		790
Total mortgage-backed obligations		180,681
U.S. Treasury bonds & notes 9.15%
U.S. Treasury inflation-protected securities[6] 5.39%

U.S. Treasury Inflation-Protected Security 2.00% 2014	2,478	2,542
U.S. Treasury Inflation-Protected Security 2.00% 2014	2,528	2,542
U.S. Treasury Inflation-Protected Security 0.50% 2015	5,389	5,510
U.S. Treasury Inflation-Protected Security 0.625% 2043	2,540	2,088
		12,682
U.S. Treasury 3.76%

U.S. Treasury 1.50% 2018	2,175	2,190
U.S. Treasury 2.875% 2043[5]	2,000	1,699
U.S. Treasury 3.625% 2043	5,000	4,947
		8,836
Total U.S. Treasury bonds & notes		21,518
Federal agency bonds & notes 6.49%

Freddie Mac 1.75% 2015	500	513
Freddie Mac 1.00% 2017	500	498
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	92	93
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	$ 146	$ 146
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	146	148
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	200	203
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	75	77
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	150	146
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	170	165
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	125	125
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	45	46
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	142	138
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	200	199
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	171	167
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[1]	109	107
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	173	170
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	175	165
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	150	142
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	299	307
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	214	221
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	249	257
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	280	266
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	250	248
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	5,022	5,030
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	1,250	1,250
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	200	202
Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,969
Federal Home Loan Bank 5.50% 2036	300	357
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	150	149
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	150	149
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[1]	115	116
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	225	218
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	200	195
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	100	100
		15,282
Municipals 0.97%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	341	337
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	317	315
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	445	471
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	235	245
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	245	237
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	210	233
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	175	183
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	172	159
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	100	108
		2,288
Total bonds, notes & other debt instruments (cost: $216,940,000)		219,769
	Principal amount	Value
Short-term securities 38.21%	(000)	(000)

JPMorgan Chase & Co. 0.18% due 10/10/2013	$6,500	$ 6,500
Wells Fargo & Co. 0.17% due 12/17/2013	6,000	5,997
Medtronic Inc. 0.07% due 11/22–12/10/2013[4]	5,700	5,699
Abbott Laboratories 0.10% due 10/8–10/28/2013[4]	5,450	5,450
Private Export Funding Corp. 0.10%–0.12% due 10/16–11/18/2013[4]	5,200	5,199
Tennessee Valley Authority 0.04% due 10/17/2013	5,100	5,100
Google Inc. 0.06%–0.17% due 10/1–12/10/2013[4]	5,100	5,099
General Electric Co. 0.05% due 10/1/2013	5,000	5,000
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,997
ExxonMobil Corp. 0.06% due 10/21/2013	4,650	4,650
Harvard University 0.11% due 11/12/2013	4,329	4,329
Procter & Gamble Co. 0.10% due 10/15/2013[4]	4,300	4,300
Parker-Hannifin Corp. 0.09% due 10/11/2013[4]	4,000	4,000
Merck & Co. Inc. 0.06% due 12/6/2013[4]	3,900	3,900
United Parcel Service Inc. 0.06% due 10/2/2013[4]	3,600	3,600
Electricité de France 0.17% due 10/16/2013[4]	3,400	3,400
Reckitt Benckiser Treasury Services PLC 0.10% due 11/8/2013[4]	3,300	3,299
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/1/2013	3,000	3,000
John Deere Financial Ltd. 0.07% due 10/15/2013[4]	2,700	2,700
Coca-Cola Co. 0.10% due 1/15/2014[4]	2,700	2,699
Paccar Financial Corp. 0.07% due 10/11/2013	1,000	1,000
Total short-term securities (cost: $89,917,000)		89,918
Total investment securities (cost: $306,857,000)		309,687
Other assets less liabilities		(74,387)
Net assets		$235,300

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $18,000,000 over the past 12 months.

					Unrealized
					(depreciation)
					appreciation
Receive/pay				Notional amount	at 9/30/2013
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Receive	3-month USD-LIBOR	1.5125%	7/22/2018	$5,000	$(11)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	4,000	(19)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	1,500	(6)
Receive	3-month USD-LIBOR	2.8013	9/27/2023	2,500	(9)
Pay	3-month USD-LIBOR	2.898	9/23/2023	5,000	62
					$ 17

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,011,000, which represented 24.23% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral for net losses on unsettled interest rate swaps. The total value of pledged collateral was $208,000, which represented .09% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 3,852
Gross unrealized depreciation on investment securities	(1,047)
Net unrealized appreciation on investment securities	2,805
Cost of investment securities for federal income tax purposes	306,882

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM

Investment portfolio

September 30, 2013

unaudited

Bonds, notes & other debt instruments 91.44%
U.S. Treasury bonds & notes 37.82%	Principal amount	Value
U.S. Treasury 30.23%	(000)	(000)

U.S. Treasury 2.625% 2014	$27,100	$ 27,669
U.S. Treasury 0.25% 2015	27,475	27,457
U.S. Treasury 1.875% 2015	26,550	27,290
U.S. Treasury 11.25% 2015	50,680	58,351
U.S. Treasury 0.25% 2016	26,975	26,804
U.S. Treasury 1.50% 2016	62,425	64,022
U.S. Treasury 1.50% 2016	44,825	45,982
U.S. Treasury 2.125% 2016	22,725	23,655
U.S. Treasury 4.50% 2016	10,100	11,075
U.S. Treasury 4.625% 2016	28,875	32,373
U.S. Treasury 5.125% 2016	23,250	26,062
U.S. Treasury 7.50% 2016	14,900	18,030
U.S. Treasury 0.75% 2017	14,380	14,271
U.S. Treasury 2.75% 2017	54,975	58,631
U.S. Treasury 3.25% 2017	50,470	54,639
U.S. Treasury 4.625% 2017	46,600	52,508
U.S. Treasury 1.00% 2018	36,650	36,193
U.S. Treasury 1.375% 2018	26,220	26,299
U.S. Treasury 1.375% 2018	11,550	11,574
U.S. Treasury 3.50% 2018	54,625	60,036
U.S. Treasury 1.375% 2020	37,125	35,837
U.S. Treasury 1.625% 2022	81,075	75,102
U.S. Treasury 1.75% 2023	21,204	19,656
U.S. Treasury 2.50% 2023	99,450	98,494
U.S. Treasury 6.00% 2026	4,750	6,286
U.S. Treasury 6.50% 2026	3,000	4,156
U.S. Treasury 6.25% 2030	5,960	8,280
U.S. Treasury 3.875% 2040	11,910	12,414
U.S. Treasury 2.75% 2042	7,725	6,399
U.S. Treasury 3.00% 2042	10,525	9,228
U.S. Treasury 2.875% 2043	47,107	40,012
U.S. Treasury 3.125% 2043	37,485	33,608
U.S. Treasury 3.625% 2043	38,350	37,939
		1,090,332
U.S. Treasury inflation-protected securities[1] 7.59%

U.S. Treasury Inflation-Protected Security 2.00% 2014	44,613	45,764
U.S. Treasury Inflation-Protected Security 2.00% 2014	64,076	64,417
U.S. Treasury Inflation-Protected Security 0.50% 2015	45,271	46,287
U.S. Treasury Inflation-Protected Security 0.125% 2018	31,013	31,978
U.S. Treasury Inflation-Protected Security 0.125% 2022	8,736	8,614
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[1] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.125% 2023	$ 4,271	$ 4,158
U.S. Treasury Inflation-Protected Security 0.375% 2023	17,465	17,387
U.S. Treasury Inflation-Protected Security 0.625% 2043	67,158	55,202
		273,807
Total U.S. Treasury bonds & notes		1,364,139
Federal agency mortgage-backed obligations[2] 37.60%

Fannie Mae 3.417% 2017[3]	2,012	2,145
Fannie Mae 6.00% 2021	920	1,010
Fannie Mae 2.50% 2027	9,785	9,867
Fannie Mae 2.50% 2027	2,580	2,600
Fannie Mae 2.50% 2027	1,224	1,234
Fannie Mae 2.50% 2027	741	746
Fannie Mae 2.50% 2027	501	504
Fannie Mae 2.50% 2028	6,703	6,751
Fannie Mae 2.50% 2028	1,970	1,985
Fannie Mae 2.50% 2028	1,602	1,613
Fannie Mae 6.50% 2028	1,149	1,274
Fannie Mae 2.767% 2036[3]	556	595
Fannie Mae 2.414% 2037[3]	233	247
Fannie Mae 2.537% 2037[3]	602	631
Fannie Mae 6.00% 2037	324	355
Fannie Mae 6.00% 2037	239	262
Fannie Mae 6.00% 2037	154	169
Fannie Mae 6.50% 2037	265	287
Fannie Mae 6.50% 2037	107	116
Fannie Mae 7.00% 2037	313	352
Fannie Mae 7.00% 2037	109	123
Fannie Mae 2.596% 2038[3]	1,260	1,337
Fannie Mae 3.00% 2038	10,536	10,379
Fannie Mae 3.00% 2038	4,023	3,963
Fannie Mae 5.50% 2038	943	1,028
Fannie Mae 6.00% 2038	293	311
Fannie Mae 3.615% 2039[3]	1,424	1,494
Fannie Mae 2.592% 2040[3]	12,756	13,263
Fannie Mae 4.196% 2040[3]	1,309	1,383
Fannie Mae 4.40% 2040[3]	1,976	2,097
Fannie Mae 4.50% 2040	2,847	3,049
Fannie Mae 4.50% 2040	1,723	1,844
Fannie Mae 4.50% 2040	534	571
Fannie Mae 5.00% 2040	627	685
Fannie Mae 3.527% 2041[3]	2,153	2,241
Fannie Mae 3.775% 2041[3]	4,372	4,663
Fannie Mae 4.00% 2041	15,958	16,771
Fannie Mae 4.00% 2041	12,034	12,649
Fannie Mae 4.00% 2041	8,040	8,487
Fannie Mae 4.00% 2041	3,784	3,977
Fannie Mae 4.00% 2041	2,280	2,396
Fannie Mae 4.50% 2041	6,487	6,951
Fannie Mae 4.50% 2041	4,318	4,625
Fannie Mae 4.50% 2041	2,812	3,012
Fannie Mae 4.50% 2041	1,645	1,762
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 1,830	$ 2,014
Fannie Mae 5.00% 2041	1,415	1,558
Fannie Mae 5.00% 2041	922	1,015
Fannie Mae 5.00% 2041	620	682
Fannie Mae 2.951% 2042[3]	7,522	7,602
Fannie Mae 3.00% 2042	16,984	16,646
Fannie Mae 3.00% 2042	13,588	13,318
Fannie Mae 3.50% 2042	8,664	8,842
Fannie Mae 3.50% 2042	8,098	8,259
Fannie Mae 3.50% 2042	8,049	8,249
Fannie Mae 3.50% 2042	6,669	6,835
Fannie Mae 3.50% 2042	6,244	6,370
Fannie Mae 3.50% 2042	3,488	3,560
Fannie Mae 3.50% 2042	3,009	3,071
Fannie Mae 3.50% 2042	768	775
Fannie Mae 3.50% 2042	436	439
Fannie Mae 3.50% 2042	106	107
Fannie Mae 3.50% 2042	13	13
Fannie Mae 4.00% 2042	2,569	2,699
Fannie Mae 4.00% 2042	1,517	1,595
Fannie Mae 2.515% 2043[3]	5,238	5,164
Fannie Mae 3.00% 2043[4]	103,650	101,334
Fannie Mae 3.00% 2043	28,120	27,561
Fannie Mae 3.00% 2043	5,596	5,392
Fannie Mae 3.00% 2043	3,400	3,267
Fannie Mae 3.00% 2043	1,143	1,101
Fannie Mae 3.00% 2043	1,040	1,002
Fannie Mae 3.00% 2043	141	136
Fannie Mae 3.50% 2043[4]	143,880	146,623
Fannie Mae 3.50% 2043	8,023	8,200
Fannie Mae 3.50% 2043	4,585	4,682
Fannie Mae 3.50% 2043	1,249	1,259
Fannie Mae 3.50% 2043	733	739
Fannie Mae 3.50% 2043	405	409
Fannie Mae 3.50% 2043	361	364
Fannie Mae 3.50% 2043	351	354
Fannie Mae 3.50% 2043	301	303
Fannie Mae 3.50% 2043	248	250
Fannie Mae 3.50% 2043	60	60
Fannie Mae 4.00% 2043[4]	27,561	28,814
Fannie Mae 4.00% 2043[4]	17,434	18,287
Fannie Mae 4.50% 2043[4]	180,426	192,774
Fannie Mae 5.50% 2043[4]	3,120	3,401
Fannie Mae 6.00% 2043[4]	4,320	4,726
Fannie Mae, Series 2001-4, Class GA, 9.54% 2025[3]	6	7
Fannie Mae, Series 2001-4, Class NA, 10.804% 2025[3]	26	29
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	477	440
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,002	1,096
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	535	587
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	138	165
Government National Mortgage Assn. 3.00% 2026	13,291	13,787
Government National Mortgage Assn. 2.50% 2027	1,706	1,719
Government National Mortgage Assn. 2.50% 2027	1,693	1,711
Government National Mortgage Assn. 3.00% 2027	9,360	9,714
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028	$20,461	$20,683
Government National Mortgage Assn. 2.50% 2028	4,359	4,406
Government National Mortgage Assn. 2.50% 2028	4,318	4,364
Government National Mortgage Assn. 2.50% 2028	4,316	4,350
Government National Mortgage Assn. 2.50% 2028	4,125	4,170
Government National Mortgage Assn. 2.50% 2028	3,206	3,231
Government National Mortgage Assn. 2.50% 2028	1,314	1,328
Government National Mortgage Assn. 2.50% 2028	1,281	1,291
Government National Mortgage Assn. 5.50% 2038	1,157	1,267
Government National Mortgage Assn. 5.50% 2038	850	931
Government National Mortgage Assn. 5.50% 2038	524	574
Government National Mortgage Assn. 5.50% 2038	432	475
Government National Mortgage Assn. 6.00% 2038	1,022	1,134
Government National Mortgage Assn. 6.50% 2038	3,072	3,462
Government National Mortgage Assn. 6.50% 2038	448	504
Government National Mortgage Assn. 3.50% 2039[3]	908	961
Government National Mortgage Assn. 5.00% 2039	2,517	2,740
Government National Mortgage Assn. 5.50% 2039	678	746
Government National Mortgage Assn. 6.00% 2039	1,186	1,308
Government National Mortgage Assn. 4.50% 2040	1,612	1,745
Government National Mortgage Assn. 5.50% 2040	29,147	32,679
Government National Mortgage Assn. 4.50% 2041	4,416	4,780
Government National Mortgage Assn. 5.00% 2041	9,084	9,911
Government National Mortgage Assn. 3.00% 2042	119	118
Government National Mortgage Assn. 3.50% 2043[4]	32,110	32,993
Government National Mortgage Assn. 3.50% 2043	8,973	9,267
Government National Mortgage Assn. 4.00% 2043[4]	57,969	61,329
Government National Mortgage Assn. 4.50% 2043[4]	40,192	43,307
Government National Mortgage Assn. 6.172% 2058	56	60
Government National Mortgage Assn. 6.22% 2058	871	933
Government National Mortgage Assn., Series 2003, 6.116% 2058	705	765
Freddie Mac 5.50% 2024	4,573	4,944
Freddie Mac 6.00% 2026	922	1,015
Freddie Mac 6.00% 2027	2,043	2,243
Freddie Mac 4.50% 2029	216	232
Freddie Mac 5.50% 2034	2,929	3,216
Freddie Mac 5.50% 2034	293	319
Freddie Mac 5.50% 2034	174	190
Freddie Mac 5.50% 2034	42	46
Freddie Mac 2.476% 2035[3]	425	449
Freddie Mac 5.50% 2035	1,915	2,073
Freddie Mac 5.50% 2035	303	330
Freddie Mac 5.50% 2035	109	118
Freddie Mac 4.50% 2036	541	577
Freddie Mac 5.50% 2036	1,738	1,883
Freddie Mac 5.50% 2036	133	144
Freddie Mac 5.50% 2036	37	40
Freddie Mac 5.50% 2036	3	3
Freddie Mac 5.50% 2036	3	3
Freddie Mac 5.605% 2036[3]	735	771
Freddie Mac 2.185% 2037[3]	165	175
Freddie Mac 5.50% 2037	736	798
Freddie Mac 5.50% 2037	587	636
Freddie Mac 5.50% 2037	507	550
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 5.50% 2037	$ 463	$ 502
Freddie Mac 5.50% 2037	442	479
Freddie Mac 5.50% 2037	405	438
Freddie Mac 5.50% 2037	330	358
Freddie Mac 5.50% 2037	181	196
Freddie Mac 5.50% 2037	117	127
Freddie Mac 5.50% 2037	93	101
Freddie Mac 5.50% 2037	78	85
Freddie Mac 5.50% 2037	51	55
Freddie Mac 5.50% 2037	24	26
Freddie Mac 5.50% 2037	16	17
Freddie Mac 2.802% 2038[3]	511	545
Freddie Mac 4.869% 2038[3]	1,080	1,143
Freddie Mac 5.50% 2038	17,786	19,270
Freddie Mac 5.50% 2038	6,087	6,595
Freddie Mac 5.50% 2038	3,858	4,180
Freddie Mac 5.50% 2038	3,377	3,669
Freddie Mac 5.50% 2038	2,624	2,843
Freddie Mac 5.50% 2038	738	800
Freddie Mac 5.50% 2038	579	630
Freddie Mac 5.50% 2038	503	544
Freddie Mac 5.50% 2038	407	441
Freddie Mac 5.50% 2038	276	299
Freddie Mac 5.50% 2038	241	261
Freddie Mac 5.50% 2038	204	221
Freddie Mac 5.50% 2038	168	182
Freddie Mac 5.50% 2038	132	144
Freddie Mac 5.50% 2038	108	117
Freddie Mac 5.50% 2038	90	97
Freddie Mac 5.50% 2038	70	76
Freddie Mac 5.50% 2038	66	72
Freddie Mac 5.50% 2038	53	58
Freddie Mac 5.50% 2038	49	53
Freddie Mac 5.50% 2038	47	50
Freddie Mac 5.50% 2038	39	42
Freddie Mac 5.50% 2038	17	18
Freddie Mac 5.50% 2038	12	13
Freddie Mac 4.50% 2039	1,867	1,990
Freddie Mac 4.50% 2039	631	673
Freddie Mac 5.50% 2039	921	998
Freddie Mac 5.50% 2039	677	735
Freddie Mac 5.50% 2039	587	636
Freddie Mac 5.50% 2039	471	510
Freddie Mac 5.50% 2039	457	495
Freddie Mac 5.50% 2039	240	261
Freddie Mac 5.50% 2039	162	175
Freddie Mac 4.00% 2040	3,888	4,071
Freddie Mac 4.50% 2040	1,938	2,068
Freddie Mac 4.50% 2040	1,781	1,900
Freddie Mac 4.50% 2040	507	539
Freddie Mac 5.00% 2040	2,967	3,218
Freddie Mac 5.50% 2040	2,384	2,604
Freddie Mac 5.50% 2040	2,130	2,308
Freddie Mac 5.50% 2040	1,216	1,339
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 5.50% 2040	$ 321	$ 348
Freddie Mac 5.50% 2040	294	319
Freddie Mac 3.236% 2041[3]	8,750	9,158
Freddie Mac 3.404% 2041[3]	2,284	2,388
Freddie Mac 4.50% 2041	7,768	8,300
Freddie Mac 4.50% 2041	2,987	3,186
Freddie Mac 4.50% 2041	2,369	2,529
Freddie Mac 4.50% 2041	1,303	1,391
Freddie Mac 4.50% 2041	661	707
Freddie Mac 4.50% 2041	633	675
Freddie Mac 5.00% 2041	4,382	4,795
Freddie Mac 5.00% 2041	2,060	2,247
Freddie Mac 2.561% 2042[3]	3,745	3,710
Freddie Mac 2.581% 2042[3]	1,581	1,607
Freddie Mac 3.00% 2042	24,314	23,744
Freddie Mac 3.00% 2042	19,570	19,111
Freddie Mac 3.00% 2042	1,568	1,531
Freddie Mac 3.50% 2042	569	574
Freddie Mac 2.134% 2043[3]	1,844	1,881
Freddie Mac 2.354% 2043[3]	7,103	6,941
Freddie Mac 3.50% 2043[4]	38,875	39,488
Freddie Mac 3.50% 2043	1,260	1,270
Freddie Mac 3.50% 2043	383	386
Freddie Mac 3.50% 2043	276	278
Freddie Mac 3.50% 2043	259	261
Freddie Mac, Series 2356, Class GD, 6.00% 2016	252	266
Freddie Mac, Series 1567, Class A, 0.582% 2023[3]	123	123
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	742	677
Freddie Mac, Series 3233, Class PA, 6.00% 2036	596	664
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	24,697	26,101
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	20,826	21,751
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	770
National Credit Union Administration, Series 2010-R2, Class 1A, 0.552% 2017[3]	394	395
National Credit Union Administration, Series 2011-R3, Class 1A, 0.582% 2020[3]	852	855
National Credit Union Administration, Series 2011-R1, Class 1A, 0.632% 2020[3]	475	478
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.732% 2048[3,5]	290	290
		1,355,939
Federal agency bonds & notes 15.86%

Freddie Mac 0.375% 2014	26,550	26,593
Freddie Mac 1.75% 2015	23,425	24,056
Freddie Mac 1.00% 2017	1,750	1,744
Freddie Mac 1.25% 2019	18,730	17,892
Freddie Mac 1.375% 2020	42,675	40,576
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014[2]	1,385	1,399
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[2]	2,164	2,179
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[2]	1,730	1,755
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[2]	2,000	2,028
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[2]	1,800	1,841
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[2]	2,019	2,136
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,375	2,315
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,760	1,707
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,425	1,405
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[2]	1,000	998
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[2]	$ 1,701	$ 1,734
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[2]	1,274	1,324
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[2]	1,972	2,056
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[2]	2,046	2,133
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	1,606	1,704
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[2]	7,941	7,764
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[2]	2,325	2,310
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[2]	493	488
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[2]	8,540	7,994
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[2]	2,375	2,236
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[2]	11,755	11,136
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	8,655	8,198
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[2]	2,830	2,696
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[2]	1,569	1,611
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[2]	1,909	1,967
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[2]	3,460	3,286
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[2]	2,820	2,925
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[2]	2,250	2,231
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[2,3]	4,327	4,334
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[2,3]	7,878	7,890
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[2,3]	28,000	27,993
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[2,3]	3,900	3,931
Federal Home Loan Bank 3.625% 2013	51,720	51,807
Federal Home Loan Bank 5.50% 2014	31,410	32,859
Federal Home Loan Bank 0.375% 2015	34,750	34,777
Federal Home Loan Bank 2.75% 2015	9,250	9,575
Federal Home Loan Bank 5.50% 2036	600	714
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,082
Tennessee Valley Authority 1.875% 2022	10,150	9,152
TVA Southaven 3.846% 2033[2]	1,775	1,796
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,544
Tennessee Valley Authority 4.65% 2035	2,330	2,400
Tennessee Valley Authority 5.88% 2036	2,750	3,285
Tennessee Valley Authority 5.25% 2039	8,900	9,692
Tennessee Valley Authority, Series B, 3.50% 2042	4,720	3,862
Tennessee Valley Authority, Series A, 4.625% 2060	250	233
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,799
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.60% 2017	41,774	41,109
Fannie Mae 7.125% 2030	4,000	5,577
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[2]	2,375	2,366
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[2]	2,300	2,228
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[2]	1,292	1,296
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[2]	2,350	2,293
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[2]	2,000	2,001
Private Export Funding Corp. 1.45% 2019	4,750	4,582
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[2]	575	606
Small Business Administration, Series 2001-20K, 5.34% 2021[2]	224	243
Small Business Administration, Series 2001-20J, 5.76% 2021[2]	136	148
Small Business Administration, Series 2001-20F, 6.44% 2021[2]	445	494
Small Business Administration, Series 2003-20B, 4.84% 2023[2]	849	922
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.938% 2032[2,6]	887	906
		571,913
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of government agencies outside the U.S. 0.16%	(000)	(000)

United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[5]	$ 4,000	$ 4,016
Kommunalbanken 1.00% 2014[5]	1,626	1,634
		5,650
Total bonds, notes & other debt instruments (cost: $3,290,234,000)		3,297,641
Short-term securities 24.95%

Federal Farm Credit Banks 0.06%–0.15% due 12/18/2013–8/11/2014	143,100	143,039
Coca-Cola Co. 0.13%–0.18% due 10/25/2013–1/21/2014[5]	97,300	97,282
Private Export Funding Corp. 0.23% due 2/12–4/7/2014[5]	50,600	50,549
National Rural Utilities Cooperative Finance Corp. 0.10% due 10/8–10/9/2013	50,000	49,999
Parker-Hannifin Corp. 0.08% due 10/18/2013[5]	50,000	49,998
Tennessee Valley Authority 0.06% due 3/20/2014	50,000	49,988
Paccar Financial Corp. 0.05%–0.12% due 10/3–11/12/2013	46,200	46,193
E.I. duPont de Nemours and Co. 0.06%–0.07% due 10/21–11/12/2013[5]	44,200	44,197
John Deere Financial Ltd. 0.07% due 10/15/2013[5]	41,100	41,099
ExxonMobil Corp. 0.06%–0.08% due 10/22–10/28/2013	38,400	38,398
Chevron Corp. 0.05% due 10/22–11/1/2013[5]	37,500	37,498
Merck & Co. Inc. 0.06%–0.13% due 10/28–12/6/2013[5]	37,300	37,298
Wal-Mart Stores, Inc. 0.05%–0.08% due 10/2–11/5/2013[5]	36,700	36,699
Honeywell International Inc. 0.13%–0.15% due 12/30/2013–3/26/2014[5]	32,100	32,088
Regents of the University of California 0.12% due 10/7/2013	29,200	29,199
Wells Fargo & Co. 0.17% due 12/17/2013	25,000	24,989
Google Inc. 0.04%–0.06% due 10/16–12/10/2013[5]	20,250	20,248
Emerson Electric Co. 0.09% due 11/18/2013[5]	20,000	19,998
Medtronic Inc. 0.07% due 12/10/2013[5]	20,000	19,996
Harvard University 0.10%–0.11% due 10/16–11/12/2013	16,000	15,999
Abbott Laboratories 0.09% due 10/28/2013[5]	10,100	10,100
Army and Air Force Exchange Service 0.12% due 11/5/2013[5]	5,000	4,999
Total short-term securities (cost: $899,796,000)		899,853
Total investment securities (cost: $4,190,030,000)		4,197,494
Other assets less liabilities		(591,001)
Net assets		$3,606,493

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	A portion or all of the security purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $507,989,000, which represented 14.09% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $906,000, which represented .03% of the net assets of the fund.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 34,385
Gross unrealized depreciation on investment securities	(29,336)
Net unrealized appreciation on investment securities	5,049
Cost of investment securities for federal income tax purposes	4,192,445

Key to abbreviation

TBA=To be announced

Cash Management FundSM

Investment portfolio

September 30, 2013

unaudited

Short-term securities 99.23%
	Principal amount	Value
Commercial paper 45.28%	(000)	(000)

Toronto-Dominion Holdings USA Inc. 0.10% due 11/5/2013[1]	$18,400	$ 18,398
Army and Air Force Exchange Service 0.08%–0.10% due 12/2–12/19/2013[1]	18,300	18,295
Gotham Funding Corp. 0.14%–0.15% due 10/7–11/6/2013[1]	18,080	18,078
Nordea Bank AB 0.12%–0.15% due 10/4–12/17/2013[1]	17,000	16,998
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/22/2013	16,000	15,999
Thunder Bay Funding, LLC 0.14% due 11/25/2013[1]	15,800	15,797
Microsoft Corp. 0.07% due 12/4/2013[1]	15,000	14,999
Québec (Province of) 0.10% due 11/1/2013[1]	14,000	13,997
BHP Billiton Finance (USA) Limited 0.11% due 11/19/2013[1]	12,900	12,896
Wal-Mart Stores, Inc. 0.04% due 10/7/2013[1]	11,900	11,900
Kells Funding, LLC 0.09% due 10/8/2013[1]	11,100	11,100
Sumitomo Mitsui Banking Corp. 0.165% due 11/4/2013[1]	10,200	10,198
American Honda Finance Corp. 0.10% due 10/4/2013	7,900	7,900
GlaxoSmithKline Finance PLC 0.07% due 11/4/2013[1]	7,500	7,500
Bank of Nova Scotia 0.09% due 11/18/2013	7,200	7,199
Svenska Handelsbanken Inc. 0.18% due 11/20/2013[1]	7,000	6,998
Province of Ontario 0.10% due 10/28/2013	6,000	5,999
Procter & Gamble Co. 0.08% due 12/17/2013[1]	5,900	5,900
Electricité de France 0.20% due 12/11/2013[1]	1,700	1,699
		221,850
Federal agency discount notes 28.74%

Federal Home Loan Bank 0.03%–0.06% due 10/2–11/22/2013	65,400	65,399
Freddie Mac 0.04%–0.13% due 10/22/2013–3/11/2014	42,600	42,596
Fannie Mae 0.045%–0.055% due 10/9–10/23/2013	32,800	32,799
		140,794
U.S. Treasuries 22.88%

U.S. Treasury Bills 0.03%–0.081% due 10/17–12/19/2013	112,100	112,099
Discount notes 2.33%

International Bank for Reconstruction and Development 0.05% due 11/5/2013	11,400	11,399
Total investment securities (cost: $486,129,000)		486,142
Other assets less liabilities		3,787
Net assets		$489,929
[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $184,753,000, which represented 37.71% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 18
Gross unrealized depreciation on investment securities	(5)
Net unrealized appreciation on investment securities	13
Cost of investment securities for federal income tax purposes	486,129

Managed Risk Growth FundSM

Investment portfolio

September 30, 2013

unaudited

Growth fund 94.30%	Shares	Value (000)

American Funds Insurance Series — Growth Fund, Class 1	170,841	$ 12,473
Total growth fund (cost: $11,815,000)		12,473
Short-term securities 5.35%

Government Cash Management Fund	708,331	708
Total short-term securities (cost: $708,000)		708
Total investment securities (cost: $12,523,000)		13,181
Other assets less liabilities		46
Net assets		$13,227

Futures contracts

The fund did not hold any futures contracts as of September 30, 2013. The average month end notional amount of open futures contracts while held was $1,356,000 during the period May 1, 2013, commencement of operations, to September 30, 2013.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 665
Gross unrealized depreciation on investment securities	(7)
Net unrealized appreciation on investment securities	658
Cost of investment securities for federal income tax purposes	12,523

Managed Risk International FundSM

Investment portfolio

September 30, 2013

unaudited

Growth fund 91.49%	Shares	Value (000)

American Funds Insurance Series — International Fund, Class 1	406,651	$ 8,088
Total growth fund (cost: $7,685,000)		8,088
Short-term securities 5.58%

Government Cash Management Fund	492,700	493
Total short-term securities (cost: $493,000)		493
Total investment securities (cost: $8,178,000)		8,581
Other assets less liabilities		259
Net assets		$8,840

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month end notional amount of open futures contracts while held was $2,966,000 during the period May 1, 2013, commencement of operations, to September 30, 2013.

				Unrealized
			Notional	(depreciation)
	Number of		amount	appreciation
	contracts sold	Expiration	(000)	(000)

Euro currency contracts	5	December 2013	$845	$(16)
Euro Stoxx 50 Index contracts	19	December 2013	747	3
Mini MSCI Emerging Market Index contracts	13	December 2013	647	12
Japanese Yen currency contracts	2	December 2013	254	(5)
Nikkei 225 (OSE) Index contracts	1	December 2013	150	—
Russell 2000 Mini Index contracts	1	December 2013	107	(1)
FTSE 100 Index contracts	1	December 2013	105	2
British Pound currency contracts	1	December 2013	101	(3)
				$ (8)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 400
Gross unrealized depreciation on investment securities	(2)
Net unrealized appreciation on investment securities	398
Cost of investment securities for federal income tax purposes	8,183

Managed Risk Blue Chip
Income and Growth FundSM

Investment portfolio

September 30, 2013

unaudited

Growth-and-income fund 93.80%	Shares	Value (000)

American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1	1,152,306	$ 13,897
Total growth-and-income fund (cost: $13,545,000)		13,897
Short-term securities 5.64%

Government Cash Management Fund	835,918	836
Total short-term securities (cost: $836,000)		836
Total investment securities (cost: $14,381,000)		14,733
Other assets less liabilities		83
Net assets		$14,816

Futures contracts

The fund did not hold any futures contracts as of September 30, 2013. The average month end notional amount of open futures contracts while held was $2,080,000 during the period May 1, 2013, commencement of operations, to September 30, 2013.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 378
Gross unrealized depreciation on investment securities	(26)
Net unrealized appreciation on investment securities	352
Cost of investment securities for federal income tax purposes	14,381

Managed Risk Growth-Income FundSM

Investment portfolio

September 30, 2013

unaudited

Growth-and-income fund 94.09%	Shares	Value (000)

American Funds Insurance Series — Growth-Income Fund, Class 1	246,794	$ 11,451
Total growth-and-income fund (cost: $10,876,000)		11,451
Short-term securities 5.57%

Government Cash Management Fund	677,811	678
Total short-term securities (cost: $678,000)		678
Total investment securities (cost: $11,554,000)		12,129
Other assets less liabilities		41
Net assets		$12,170

Futures contracts

The fund did not hold any futures contracts as of September 30, 2013. The average month end notional amount of open futures contracts while held was $1,051,000 during the period May 1, 2013, commencement of operations, to September 30, 2013.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 587
Gross unrealized depreciation on investment securities	(12)
Net unrealized appreciation on investment securities	575
Cost of investment securities for federal income tax purposes	11,554

Managed Risk
Asset Allocation FundSM
(formerly Protected Asset Allocation Fund)

Investment portfolio

September 30, 2013

unaudited

Value

Asset allocation fund 92.57%	Shares	Value (000)

American Funds Insurance Series — Asset Allocation Fund, Class 1	22,847,978	$ 486,434
Total asset allocation fund (cost: $465,167,000)		486,434
Short-term securities 6.23%

Government Cash Management Fund	32,756,221	32,756
Total short-term securities (cost: $32,756,000)		32,756
Total investment securities (cost: $497,923,000)		519,190
Other assets less liabilities		6,269
Net assets		$525,459

Futures contracts

The fund did not hold any futures contracts as of September 30, 2013. The average month end notional amount of open futures contracts while held was $9,750,000 over the prior 12-month period.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 21,531
Gross unrealized depreciation on investment securities	(265)
Net unrealized appreciation on investment securities	21,266
Cost of investment securities for federal income tax purposes	497,924

Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2013 (dollars in thousands):

Global Growth Fund
		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 1,452,677	$ —	$ 1,335	$ 1,454,012
	Health care	926,797	—	—	926,797
	Information technology	869,035	—	—	869,035
	Financials	721,036	—	—	721,036
	Industrials	496,712	—	—	496,712
	Consumer staples	363,762	—	—	363,762
	Materials	288,153	—	—	288,153
	Energy	215,620	—	—	215,620
	Telecommunication services	175,975	—	—	175,975
	Utilities	45,699	—	—	45,699
	Miscellaneous	92,673	—	—	92,673
	Bonds, notes & other debt instruments	—	33,399	—	33,399
	Short-term securities	—	211,169	—	211,169
Total		$5,648,139	$244,568	$1,335	$5,894,042

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 104	$—	$ 104
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(1,756)	—	(1,756)
Total		$—	$(1,652)	$—	$(1,652)

Securities with a value of $2,280,829,000, which represented 38.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
† Forward currency contracts are not included in the investment portfolio .

Global Small Capitalization Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 974,591	$ —	$ 69	$ 974,660
	Health care	487,529	16,021	—	503,550
	Industrials	494,626	—	—	494,626
	Information technology	384,946	—	1,026	385,972
	Financials	339,416	—	1,239	340,655
	Energy	240,463	2,740	—	243,203
	Materials	234,938	—	1,212	236,150
	Consumer staples	178,720	—	—	178,720
	Utilities	159,831	—	—	159,831
	Telecommunication services	19,269	—	—	19,269
	Miscellaneous	187,783	2,640	—	190,423
	Rights & warrants	—	36	—	36
	Convertible securities	—	1,709	9,351	11,060
	Bonds, notes & other debt instruments	—	13,405	—	13,405
	Short-term securities	—	253,560	—	253,560
Total		$3,702,112	$290,111	$12,897	$4,005,120

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 15	$—	$ 15
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(339)	—	(339)
Total		$—	$(324)	$—	$(324)

* Securities with a market value of $1,367,299,000, which represented 34.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
† Forward currency contracts are not included in the investment portfolio.

Growth Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 4,584,452	$ —	$ —	$ 4,584,452
	Financials	3,900,809	—	28,893	3,929,702
	Information technology	3,242,830	—	—	3,242,830
	Health care	3,050,067	14,926	—	3,064,993
	Energy	2,359,845	—	38,138	2,397,983
	Industrials	2,150,645	—	—	2,150,645
	Consumer staples	1,183,254	—	—	1,183,254
	Materials	873,135	—	—	873,135
	Telecommunication services	273,516	—	—	273,516
	Utilities	20,007	3,166	—	23,173
	Miscellaneous	70,071	—	—	70,071
	Rights & warrants	20,319	—	—	20,319
	Short-term securities	—	1,096,097	—	1,096,097
Total		$21,728,950	$1,114,189	$67,031	$22,910,170

* Securities with a value of $2,163,259,000, which represented 9.48% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 1,420,929	$ —	$ —	$ 1,420,929
	Consumer discretionary	1,355,319	—	6,802	1,362,121
	Health care	1,260,594	—	—	1,260,594
	Information technology	1,161,903	—	—	1,161,903
	Industrials	1,139,809	—	—	1,139,809
	Telecommunication services	617,716	—	—	617,716
	Consumer staples	601,408	—	—	601,408
	Materials	385,058	4,107	—	389,165
	Energy	254,592	—	—	254,592
	Utilities	197,074	—	—	197,074
	Miscellaneous	249,635	—	—	249,635
	Rights & warrants	8,313	—	—	8,313
	Bonds, notes & other debt instruments	—	100,607	—	100,607
	Short-term securities	—	286,343	—	286,343
Total		$8,652,350	$391,057	$6,802	$9,050,209

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 164	$—	$ 164
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(2,016)	—	(2,016)
Total		$—	$(1,852)	$—	$(1,852)

* Securities with a value of $7,345,328,000, which represented 81.14% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
† Forward currency contracts are not included in the investment portfolio.

New World Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 373,374	$ —	$ —	$ 373,374
	Information technology	367,389	—	—	367,389
	Consumer staples	273,781	—	—	273,781
	Financials	258,551	—	34	258,585
	Energy	237,818	—	—	237,818
	Industrials	200,845	—	—	200,845
	Health care	194,332	—	—	194,332
	Materials	102,371	—	—	102,371
	Telecommunication services	83,608	—	—	83,608
	Utilities	25,099	—	—	25,099
	Miscellaneous	96,021	—	—	96,021
	Rights & warrants	135	—	—	135
	Bonds, notes & other debt instruments:
	Bonds & notes of governments outside the U.S.	—	176,831	—	176,831
	Corporate bonds & notes	—	41,842	—	41,842
	U.S. Treasury bonds & notes	—	19,794	—	19,794
	Short-term securities	—	196,905	—	196,905
Total		$2,213,324	$435,372	$34	$2,648,730

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 66	$—	$ 66
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(131)	—	(131)
Total		$—	$ (65)	$—	$ (65)

*Securities with a value of $1,102,597,000, which represented 41.69% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
† Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 1,189,867	$ —	$—	$ 1,189,867
	Information technology	1,053,531	—	—	1,053,531
	Industrials	767,408	—	—	767,408
	Consumer staples	608,697	—	—	608,697
	Telecommunication services	516,985	—	—	516,985
	Energy	414,939	—	—	414,939
	Consumer discretionary	402,077	—	—	402,077
	Utilities	260,978	—	—	260,978
	Financials	240,006	—	—	240,006
	Materials	139,569	—	—	139,569
	Miscellaneous	40,055	—	—	40,055
	Short-term securities	—	361,673	—	361,673
Total		$5,634,112	$361,673	$—	$5,995,785

Global Growth and Income Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 410,043	$ —	$ 650	$ 410,693
	Consumer discretionary	320,448	—	—	320,448
	Industrials	227,855	—	—	227,855
	Information technology	212,921	—	—	212,921
	Health care	173,736	—	—	173,736
	Consumer staples	142,090	—	—	142,090
	Telecommunication services	114,892	—	—	114,892
	Utilities	105,522	—	—	105,522
	Energy	89,968	—	—	89,968
	Materials	81,263	—	—	81,263
	Rights & warrants	292	—	—	292
	Convertible securities	—	8,938	433	9,371
	Bonds, notes & other debt instruments	—	21,575	—	21,575
	Short-term securities	—	12,699	—	12,699
Total		$1,879,030	$43,212	$1,083	$1,923,325

* Securities with a value of $635,518,000, which represented 32.83% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 3,999,594	$ —	$—	$ 3,999,594
	Information technology	3,569,470	—	—	3,569,470
	Consumer discretionary	3,158,400	—	—	3,158,400
	Industrials	2,694,366	—	—	2,694,366
	Energy	2,085,290	—	—	2,085,290
	Materials	1,809,952	—	—	1,809,952
	Consumer staples	1,602,613	—	—	1,602,613
	Financials	1,545,223	—	—	1,545,223
	Telecommunication services	564,013	—	—	564,013
	Utilities	147,289	—	—	147,289
	Miscellaneous	772,879	—	—	772,879
	Preferred securities	—	6,863	—	6,863
	Rights & warrants	8,936	—	—	8,936
	Convertible securities	23,325	99,089	—	122,414
	Bonds, notes & other debt instruments	—	83,228	—	83,228
	Short-term securities	—	1,509,142	—	1,509,142
Total		$21,981,350	$1,698,322	$—	$23,679,672

		Other investments†

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(712)	$—	$(712)

* Securities with a value of $1,358,447,000, which represented 5.73% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
† Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 189,746	$ —	$—	$ 189,746
	Consumer discretionary	151,534	—	—	151,534
	Consumer staples	107,477	—	—	107,477
	Health care	92,032	—	—	92,032
	Industrials	84,645	—	—	84,645
	Utilities	77,172	—	—	77,172
	Telecommunication services	68,258	—	—	68,258
	Energy	36,795	—	—	36,795
	Information technology	36,045	—	—	36,045
	Materials	22,861	—	—	22,861
	Miscellaneous	3,274	—	—	3,274
	Rights & warrants	519	—	—	519
	Convertible securities	—	3,002	—	3,002
	Bonds, notes & other debt instruments	—	6,607	—	6,607
	Short-term securities	—	49,141	—	49,141
Total		$870,358	$58,750	$—	$929,108

* Securities with a value of $584,351,000, which represented 62.87% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 1,774,876	$ 265	$ 780	$ 1,775,921
	Financials	1,693,657	—	—	1,693,657
	Health care	1,354,950	—	—	1,354,950
	Energy	1,183,969	—	—	1,183,969
	Industrials	1,096,360	20,192	7,927	1,124,479
	Information technology	1,118,156	—	—	1,118,156
	Consumer staples	735,722	—	—	735,722
	Materials	627,115	—	2,178	629,293
	Utilities	218,875	—	—	218,875
	Telecommunication services	76,987	—	—	76,987
	Miscellaneous	329,810	—	3,289	333,099
	Rights & warrants	917	—	—	917
	Convertible securities	—	4,277	18,551	22,828
	Bonds, notes & other debt instruments:
	U.S. Treasury bonds & notes	—	1,173,468	—	1,173,468
	Corporate bonds & notes	—	1,086,730	9,950	1,096,680
	Mortgage-backed obligations	—	746,900	—	746,900
	Federal agency bonds & notes	—	150,760	—	150,760
	Bonds & notes of governments outside the U.S.	—	5,892	—	5,892
	Asset-backed obligations	—	2,586	—	2,586
	Short-term securities	—	1,872,232	—	1,872,232
Total		$10,211,394	$5,063,302	$42,675	$15,317,371

* Securities with a value of $375,702,000, which represented 2.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Global Balanced Fund

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 17,501	$ —	$—	$ 17,501
	Information technology	15,250	—	—	15,250
	Industrials	15,006	—	—	15,006
	Consumer staples	14,248	—	—	14,248
	Consumer discretionary	12,938	—	—	12,938
	Health care	12,542	—	—	12,542
	Energy	9,774	—	—	9,774
	Materials	5,914	539	—	6,453
	Telecommunication services	4,273	—	—	4,273
	Utilities	2,404	—	—	2,404
	Miscellaneous	4,762	—	—	4,762
	Preferred securities	—	152	—	152
	Convertible securities	—	1,066	—	1,066
	Bonds, notes & other debt instruments:
	Bonds & notes of governments &
	government agencies outside the U.S.	—	27,714	—	27,714
	Corporate bonds & notes	—	15,483	—	15,483
	U.S. Treasury bonds & notes	—	10,144	—	10,144
	Mortgage-backed obligations	—	5,247	—	5,247
	Short-term securities	—	9,098	—	9,098
Total		$114,612	$69,443	$—	$184,055

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$31	$—	$31
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Total		$—	$23	$—	$23

* Securities with a value of $46,853,000, which represented 25.78% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Bond Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 2,804,471	$ —	$ 2,804,471
	U.S. Treasury bonds & notes	—	2,592,048	—	2,592,048
	Mortgage-backed obligations	—	2,345,369	—	2,345,369
	Federal agency bonds & notes	—	275,434	—	275,434
	Bonds & notes of governments &
	government agencies outside the U.S.	—	258,471	—	258,471
	Municipals	—	84,146	—	84,146
	Asset-backed obligations	—	12,650	—	12,650
	Convertible securities	—	1,429	—	1,429
	Preferred securities	2,674	1,980	—	4,654
	Common stocks	7	5,174	306	5,487
	Short-term securities	—	1,671,291	—	1,671,291
Total		$2,681	$10,052,463	$306	$10,055,450

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 59	$—	$ 59
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(614)	—	(614)
Total		$—	$(555)	$—	$(555)

* Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Euros	$ —	$ 479,887	$ —	$ 479,887
	Japanese yen	—	185,244	—	185,244
	Mexican pesos	—	110,890	—	110,890
	Polish zloty	—	97,747	—	97,747
	Swedish kronor	—	84,538	—	84,538
	British pounds	—	73,044	—	73,044
	Norwegian kroner	—	46,161	—	46,161
	Canadian dollars	—	36,243	—	36,243
	South Korean won	—	32,039	—	32,039
	U.S. dollars	—	1,156,425	—	1,156,425
	Other currencies	—	189,225	—	189,225
	Convertible securities	—	—	614	614
	Preferred securities	1,528	—	—	1,528
	Common stocks	—	698	556	1,254
	Short-term securities	—	198,173	—	198,173
Total		$1,528	$2,690,314	$1,170	$2,693,012

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,694	$—	$ 1,694
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(1,121)	—	(1,121)
Total		$—	$ 573	$—	$ 573

* Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 1,628,930	$ 9,600	$ 1,638,530
	Bonds & notes of governments outside the U.S.	—	35,428	—	35,428
	U.S. Treasury bonds & notes	—	1,775	—	1,775
	Municipals	—	828	—	828
	Convertible securities	3,179	5,289	11,114	19,582
	Preferred securities	5,538	4,852	—	10,390
	Common stocks	4,589	20,596	14,858	40,043
	Rights & warrants	319	—	—	319
	Short-term securities	—	143,276	—	143,276
Total		$13,625	$1,840,974	$35,572	$1,890,171

		Other investments[1]

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(380)	$—	$(380)

[1] Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2013 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2013	Level 3[2]	Purchases	Sales	loss	depreciation	Level 3[2]	9/30/2013

Investment securities	$3,779	$12,898	$81,768	$(20,429)	$(57)	$(26,850)	$(15,537)	$35,572

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2013:								$(19,812)

2 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands).

	Value at 9/30/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input[3]
Common stocks	$14,858	Market comparable companies	EV/EBITDA multiple	3.85x-9.30x	Increase
			EV (EBITDA-CAPEX) multiple	13x-15x	Increase
			DLOM	16.66%-23.33%	Decrease
		Blend of market quote and market comparable companies	EV/EBITDA multiple	11.53x-13.42x	Increase
		Bid price	Bid price	N/A	Increase
Convertible securities	11,114	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.53x-13.42x	Increase
Bonds, notes & other debt instruments	9,600	Cost	N/A	N/A	N/A
	$35,572

[3]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditure

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At September 30, 2013, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At September 30, 2013, all of the fund’s investment securities were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

INGEFPX-998-1113O-S37736

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 27, 2013